united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21872

Mutual Fund Series Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246

(Address of principal executive offices) (Zip code)

CT CORPORATION SYSTEM

1300 EAST NINTH STREET, CLEVELAND, OH 44114

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 6/30

Date of reporting period: 12/31/20

ITEM 1. REPORTS TO SHAREHOLDERS.

Semi-Annual Report	December 31, 2020

Eventide Core Bond Fund

Eventide Dividend Opportunities Fund
(formerly, the Global Dividend Opportunities Fund)

Eventide Exponential Technologies Fund

Eventide Gilead Fund

Eventide Healthcare & Life Sciences Fund

Eventide Limited-Term Bond Fund

Eventide Multi-Asset Income Fund

Eventide Asset Management, LLC
One International Place, Suite 4210
Boston, MA 02110
1-877-771-3836
E V E N T I D E	1

S E M I - A N N U A L R E P O R T	December 31, 2020
Shareholder Letter

Dear Eventide shareholders,

We started Eventide by asking ‘how do we love our neighbors through the way we invest?’ and we have never stopped asking this question. Instead of profiting from company activities that create harm, we seek to embrace companies that are serving the deepest needs of our world.

In a year where the market experienced some of the greatest upheaval in modern times, we saw this purpose hold strong. In 2020, Eventide’s investors allocated over $7 billion dollars of capital toward advances in medical treatment for unmet health needs, safer transportation, clean energy, and cybersecurity. In addition, we added two funds to our fund family and experienced significant growth throughout the firm.

This summer, we launched the Eventide Exponential Technologies Fund (ETIEX, ETNEX, ETAEX, ETCEX) and Eventide Core Bond Fund (ETIRX, ETNRX, ETARX, ETCRX).

A concentrated mutual fund, the Eventide Exponential Technologies Fund seeks long-term capital appreciation by investing in technology companies, including companies in the information technology, communications, and healthcare technology and devices industries. By focusing on small and mid-sized companies with a highly concentrated investment approach, this fund seeks to produce compelling value by targeting large-scale unmet technological needs in society.

The Eventide Core Bond Fund seeks to invest in income-producing securities such as corporate bonds and preferred stocks. We intend that the use of capital by the issuers of these bonds and preferred stocks will have a positive impact on the world. A part of the Core Bond Fund is invested in green bonds (i.e., bonds that allow issuers to use proceeds for environmental projects), social bonds (i.e., bonds that allow issuers to use proceeds for social projects), and sustainable bonds (i.e., bonds that are a combination of green and social bonds).

At Eventide, we seek to invest in companies positioned within the long-term trends that also promote human flourishing–we call these “themes.” Our investment themes heading into the year played out well even through the global pandemic. One such area of focus for us has been cybersecurity. As more and more people started to work remotely in 2020, cyber threats increased and are expected to increase significantly over the next few years. In fact, according to an article published on November 13, 2020 in Cybersecurity Ventures and Cybercrime Magazine, global cybercrime costs are expected to grow by 15 percent per year over the next five years, reaching $10.5 trillion annually by 2025. As protecting sensitive data becomes more of a focus for corporations and governments, we see considerable opportunity for investors to benefit from new and innovative technologies related to this sector.

COVID-19 headlines continued to dominate the second half of 2020. In particular, all eyes were on the vaccine developers and the results of their clinical trials. Because of the high interest, even startup biotech companies related to COVID-19 vaccines received a great deal of attention with immature data. This overflowed to a large increase in funding for biotech in general, and a high degree of speculation about which startups might emerge as winners. These forces came together to create a frothy environment of IPOs and pre-revenue companies.

E V E N T I D E	2

S E M I - A N N U A L R E P O R T	December 31, 2020

While the anticipation of the end of COVID-19 was driving a rally, cyclical growth companies (as opposed to secular growth) generally outperformed during 2020. Our funds generally performed well since they were positioned for market recovery. However, the second half of 2020 was uneven due to periods of secular growth lagging cyclical growth.

In order to help investors to think rationally and strategically about concerns presented by COVID-19, we began a series of special webinar updates in March 2020, communicating regularly about our views of the rapidly evolving pandemic. In these special updates, our CIO, Finny Kuruvilla, MD, PhD, sought to educate others on the virus as well as its implications on market performance. From perspectives related to COVID-19 herd immunity and vaccine efficacy to our views on long-term investing opportunities which could emerge, we committed ourselves to regular communication with financial advisors and investors through this uncertain season.

In the midst of a difficult 2020, Eventide has sought to remain a faithful lighthouse, shining light on investments we believe bring benefit to a world in need of hope. Our commitment to our mission and excellence in our work did not waiver through the pandemic; in fact, our mission has never been so clear. And in a season with much uncertainty, we boldly launched two new funds, an expression of our confidence in the markets and our hope for future flourishing. Our investors responded by allocating more capital into our mutual funds. We started the year with about $4 billion of assets under management, and we ended the year with over $7 billion of assets under management.

As we move into this new year, we remain committed to investing shareholder capital into companies that are innovating and creating value for the global common good. We also remain committed to our employees. Since our office closure on March 13, 2020, Eventide leadership, employees and their families have navigated the nuance and blessing of our new work-from-home lives, together.

We are grateful for your partnership in this mission of “investing that makes the world rejoice®!” I welcome you to visit our website to read stories about how your investments are impacting the world. The way you invest makes a difference!

Robin John

Co-founder & CEO, Eventide Asset Management

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current Funds prospectus. To obtain a prospectus or other information about the Funds, please visit www.eventidefunds.com or call 1-877-771-EVEN (3836). Please read the prospectus carefully before investing.

4202-NLD-2/1/2021

E V E N T I D E	3

S E M I - A N N U A L R E P O R T	December 31, 2020

Eventide Core Bond Fund

Portfolio Review (Unaudited)	December 31, 2020

Average Annual Total Return	Since
Through December 31, 2020, [1] as compared to its benchmark	Inception[2]
Class N	(0.36)%
Class A without load	(0.35)%
Class A with 5.75% load	(6.08)%
Class C	(0.58)%
Class I	(0.29)%
Bloomberg Barclays U.S. Aggregate Bond Index[3]	(0.20)%

1.	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. The Fund’s manager has contractually agreed to waive fees and/or reimburse expenses of the Fund to the extent necessary to limit operating expenses (excluding front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expenses on securities sold short, underlying fund fees and expenses or extraordinary expenses such as litigation) at 0.83%, 1.58%, 0.78% and 0.58% for Class A shares, Class C shares, Class N shares and Class I shares, respectively, through October 31, 2021. Per the Fund’s most recent prospectus, total annual Fund estimated expenses before waiver are 1.50%, 2.25%, 1.45% and 1.25% for Class A, Class C, Class N, and Class I, respectively. Class A shares are subject to a maximum sales charge of 5.75% imposed on purchases and have a maximum deferred sales charge of 1.00% on purchases of $1 million or more made without an initial sales charge and applies to shares sold within 18 months. Class C shares are subject to a maximum deferred sales charge of 1.00% on shares sold within 12 months. For performance information current to the most recent month-end, please call toll-free 1-877-771-3836.

2.	Eventide Core Bond Fund commenced operations on July 31, 2020.

3.	The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, US dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, MBS (agency fixed-rate pass-throughs), ABS and CMBS (agency and non-agency). Investors cannot invest directly in an index.

Holdings by Industry	% of Net Assets
Agency Fixed Rate	24.0%
Electric Utilities	18.6%
Government Owned	11.7%
Banking	8.9%
Real Estate Investment Trusts	8.6%
Electrical Equipment	4.2%
Insurance	4.1%
Institutional Financial Services	3.6%
Technology Services	3.3%
Government Sponsored	1.9%
Other / Cash & Cash Equivalents	11.1%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

E V E N T I D E	4

S E M I - A N N U A L R E P O R T	December 31, 2020

Eventide Dividend Opportunities Fund

Portfolio Review (Unaudited)	December 31, 2020

Average Annual Total Return			Since
Through December 31, 2020, [1] as compared to its benchmarks	Six Month	1 Year	Inception[2]
Class N	27.28%	25.09%	12.19%
Class A without load	27.29%	25.06%	12.11%
Class A with 5.75% load	20.00%	17.87%	10.09%
Class C	26.71%	24.15%	11.32%
Class I	27.43%	25.35%	12.42%
Russell Midcap Value Total Return Index[3]	28.14%	4.96%	6.68%
Russell Midcap Total Return Index[4]	28.86%	17.10%	12.67%

1.	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. The Fund’s manager has contractually agreed to waive fees and/or reimburse expenses of the Fund to the extent necessary to limit operating expenses (excluding front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expenses on securities sold short, underlying fund fees and expenses or extraordinary expenses such as litigation) at 1.20%, 1.95%, 1.15% and 0.95% for Class A shares, Class C shares, Class N shares and Class I shares, respectively, through October 31, 2021. Per the Fund’s most recent prospectus, total annual Fund estimated expenses before waiver are 1.55%, 2.30%, 1.50% and 1.30% for Class A, Class C, Class N, and Class I, respectively. Class A shares are subject to a maximum sales charge of 5.75% imposed on purchases and have a maximum deferred sales charge of 1.00% on purchases of $1 million or more made without an initial sales charge and applies to shares sold within 18 months. Class C shares are subject to a maximum deferred sales charge of 1.00% on shares sold within 12 months. For performance information current to the most recent month-end, please call toll-free 1-877-771-3836.

2.	Eventide Dividend Opportunities Fund commenced operations on September 29, 2017.

3.	The Russell Midcap Value Total Return Index measures the performance of the mid-capitalization U.S. equities that exhibit value characteristics. It includes those Russell Midcap Index companies with higher price-to-book ratios and higher forecasted growth values. Investors cannot invest directly in an index.

4.	The Russell Midcap Total Return Index measures the performance of the mid-cap segment of the US equity universe. It is a subset of the Russell 1000 Index. It includes approximately 800 of the smallest securities based on a combination of their market cap and current index membership, representing approximately 31% of the total market capitalization of the Russell 1000 companies. It is constructed to provide a comprehensive and unbiased barometer for the mid-cap segment. The index is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true mid-cap opportunity set. Investors cannot invest directly in an index.

Holdings by Industry	% of Net Assets
Real Estate Investment Trusts (REITs)	14.3%
Electric Utilities	10.3%
Medical Equipment & Devices	8.7%
Semiconductors	8.2%
Banking	7.2%
Electrical Equipment	5.6%
Software	5.6%
Automotive	5.0%
Diversified Industrials	4.9%
Technology Services	4.7%
Other / Cash & Cash Equivalents	25.5%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

E V E N T I D E	5

S E M I - A N N U A L R E P O R T	December 31, 2020

Eventide Exponential Technologies Fund

Portfolio Review (Unaudited)	December 31, 2020

Average Annual Total Return
Through December 31, 2020, [1] as compared to its benchmarks	Six Month	Inception[2]
Class N	57.97%	57.97%
Class A without load	57.97%	57.97%
Class A with 5.75% load	48.88%	48.88%
Class C	57.57%	57.57%
Class I	58.17%	58.17%
S&P 500 Total Return Index[3]	22.16%	22.16%
S&P North American Technology Sector Industry Index[4]	25.80%	25.80%
Eventide Exponential Technologies Blended Index[5]	30.70%	30.70%

1.	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. The Fund’s manager has contractually agreed to waive fees and/or reimburse expenses of the Fund to the extent necessary to limit operating expenses (excluding front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expenses on securities sold short, underlying fund fees and expenses or extraordinary expenses such as litigation) at 1.68%, 2.43%, 1.63% and 1.43% for Class A shares, Class C shares, Class N shares and Class I shares, respectively, through October 31, 2021. Per the Fund’s most recent prospectus, total annual Fund estimated expenses before waiver are 2.75%, 3.50%, 2.70% and 2.50%for Class A, Class C, Class N, and Class I, respectively. Class A shares are subject to a maximum sales charge of 5.75% imposed on purchases and have a maximum deferred sales charge of 1.00% on purchases of $1 million or more made without an initial sales charge and applies to shares sold within 18 months. Class C shares are subject to a maximum deferred sales charge of 1.00% on shares sold within 12 months. Redemptions within 180 days of purchase are subject to a redemption fee of 1.00%. For performance information current to the most recent month-end, please call toll-free 1-877-771-3836.

2.	Eventide Exponential Technologies Fund commenced operations on June 30, 2020.

3.	The S&P 500 Total Return Index, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an index.

4.	The S&P North American Technology Sector Index provides investors with a benchmark that represents U.S. securities classified under the GICS® information technology sector as well as the internet & direct marketing retail, interactive home entertainment, and interactive media & services sub-industries. Investors cannot invest directly in an index.

5.	The Eventide Exponential Technologies Blended Index is comprised of 50% of the S&P North American Technology Software Index, 20% of the S&P Technology Hardware Select Industry Index, 20% of the Philadelphia Stock Exchange Semiconductor Index and 10% of the S&P500 Communications Services Sector. The Eventide Exponential Technologies Blended Index rebalances its weightings on a monthly frequency. Investors cannot invest directly in an index.

Holdings by Industry	% of Net Assets
Software	45.3%
Semiconductors	21.7%
Internet Media & Services	10.4%
Advertising & Marketing	8.7%
Short-Term Investments	7.1%
Technology Services	6.1%
Food	3.0%
Asset Management	0.5%
Put Options Purchased	0.2%
Other / Cash & Cash Equivalents	(3.00)%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

E V E N T I D E	6

S E M I - A N N U A L R E P O R T	December 31, 2020

Eventide Gilead Fund

Portfolio Review (Unaudited)	December 31, 2020

Average Annual Total Return					Since	Since	Since
Through December 31, 2020, [1] as compared to its benchmarks	Six Month	1 Year	5 Year	10 Year	Inception[2]	Inception[3]	Inception[4]
Class N	34.98%	55.11%	22.08%	18.94%	17.72%	N/A	N/A
Class A without load	34.97%	55.06%	22.02%	18.88%	N/A	20.22%	N/A
Class A with 5.75% load	27.22%	46.15%	20.58%	18.18%	N/A	19.59%	N/A
Class C	34.43%	53.85%	21.10%	17.98%	N/A	19.31%	N/A
Class I	35.15%	55.42%	22.33%	19.17%	N/A	N/A	19.12%
S&P 500 Total Return Index[5]	22.16%	18.40%	15.22%	13.88%	11.37%	14.49%	14.22%
Russell Midcap Growth Total Return Index[6]	30.18%	35.59%	18.66%	15.04%	13.06%	16.80%	16.26%

1.	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. Per the Fund’s most recent prospectus, total annual Fund expenses are 1.43%, 2.18%, 1.38%, and 1.18% for Class A, Class C, Class N, and Class I, respectively. Class A shares are subject to a maximum sales charge of 5.75% imposed on purchases and have a maximum deferred sales charge of 1.00%. On purchases of $1 million or more made without an initial sales charge and applies to shares sold within 18 months. Class C shares are subject to a maximum deferred sales charge of 1.00% on shares sold within 12 months. For performance information current to the most recent month-end, please call toll-free 1-877-771-3836.

2.	Class N commenced operations on July 8, 2008.

3.	Class A and Class C commenced operations on October 28, 2009.

4.	Class I commenced operations on February 2, 2010.

5.	The S&P 500 Total Return Index, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an index.

6.	The Russell Midcap Growth Total Return Index measures the performance of the mid-cap growth segment of the U.S. equity universe. It includes those Russell Midcap Index companies with higher price-to-book ratios and higher forecasted growth values. Investors cannot invest directly in an index.

Holdings by Industry	% of Net Assets
Software	23.7%
Biotechnology & Pharmaceuticals	12.1%
Medical Equipment & Devices	8.9%
Electrical Equipment	7.3%
Advertising & Marketing	6.9%
Semiconductors	5.0%
Electric Utilities	4.0%
Commercial Support Services	3.9%
Automotive	2.7%
Internet Media & Services	2.2%
Other / Cash & Cash Equivalents	23.3%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

E V E N T I D E	7

S E M I - A N N U A L R E P O R T	December 31, 2020

Eventide Healthcare & Life Sciences Fund

Portfolio Review (Unaudited)	December 31, 2020

Average Annual Total Return				Since
Through December 31, 2020, [1] as compared to its benchmarks	Six Month	1 Year	5 Year	Inception[2]
Class N	30.26%	36.76%	21.37%	25.95%
Class A without load	30.19%	36.69%	21.28%	25.86%
Class A with 5.75% load	22.70%	28.84%	19.85%	24.93%
Class C	29.71%	35.67%	20.38%	24.93%
Class I	30.38%	37.04%	21.61%	26.19%
S&P 500 Total Return Index[3]	22.16%	18.40%	15.22%	15.24%
S&P Biotechnology Select Industry Index[4]	25.79%	48.10%	15.13%	21.91%

1.	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. Per the Fund’s most recent prospectus, total annual Fund expenses, including acquired fund fees, are 1.56%. 2.31%, 1.51% and 1.31% for Class A, Class C, Class N, and Class I, respectively. Class A shares are subject to a maximum sales charge of 5.75% imposed on purchases and have a maximum deferred sales charge of 1.00% on purchases of $1 million or more made without an initial sales charge and applies to shares sold within 18 months. Class C shares are subject to a maximum deferred sales charge of 1.00% on shares sold within 12 months. For performance information current to the most recent month-end, please call toll-free 1-877-771-3836.

2.	Eventide Healthcare & Life Sciences Fund commenced operations on December 27, 2012.

3.	The S&P 500 Total Return Index, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an index.

4.	The S&P Biotechnology Select Industry Index is designed to measure the performance of narrow GICS® sub-industries and is comprised of stock in the S&P Total Market Index that are classified in the GICS biotechnology sub-industry. Investors cannot invest directly in an index.

Holdings by Industry	% of Net Assets
Biotechnology & Pharmaceuticals	78.6%
Short-Term Investments	8.1%
Medical Equipment & Devices	8.0%
Health Care Facilities & Services	1.2%
Asset Management	1.0%
Put Options Purchased	0.4%
Warrants	0.0	% [1]
Other / Cash & Cash Equivalents	2.7%
	100.0%

1.	Amount is less than 0.1%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

E V E N T I D E	8

S E M I - A N N U A L R E P O R T	December 31, 2020

Eventide Limited-Term Bond Fund

Portfolio Review (Unaudited)	December 31, 2020

Average Annual Total Return Through December 31, 2020, [1] as compared to its benchmarks	Six Month	1 Year Return	5 Year Return	10 Year Return	Since Inception[2]	Since Inception[3]
Class N	1.03%	3.65%	N/A	N/A	N/A	4.92%
Class A without load	1.01%	3.60%	2.60%	2.73%	2.91%	N/A
Class A with 5.75% load	(4.80)%	(2.36)%	1.40%	2.13%	2.32%	N/A
Class C	0.65%	2.89%	N/A	N/A	N/A	4.11%
Class I	1.09%	3.84%	2.56%	2.36%	2.48%	N/A
Bloomberg Barclays 1-5 Year Government/Credit Bond Index[4]	0.70%	4.71%	2.77%	2.19%	2.15%	5.09%
Bloomberg Barclays U.S. Intermediate Aggregate Bond Index[5]	0.89%	5.60%	3.46%	3.10%	3.02%	6.46%

1.	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Total returns would have been lower absent the advisor fee waiver. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. The Fund’s manager has contractually agreed to waive fees and/or reimburse expenses of the Fund to the extent necessary to limit operating expenses (excluding front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expenses on securities sold short, underlying fund fees and expenses or extraordinary expenses such as litigation) at 0.80%, 1.55%, 0.75% and 0.55% for Class A shares, Class C shares, Class N shares and Class I shares, respectively, through October 31, 2021. Per the Fund’s most recent prospectus, total annual Fund expenses before waiver are 1.16%, 1.91%, 1.11% and 0.91% for Class A, Class C, Class N, and Class I, respectively. Class A shares are subject to a maximum sales charge of 5.75% imposed on purchases and have a maximum deferred sales charge of 1.00% on purchases of $1 million or more made without an initial sales charge and applies to shares sold within 18 months. Class C shares are subject to a maximum deferred sales charge of 1.00% on shares sold within 12 months. For performance information current to the most recent month-end, please call toll-free 1-877-771-3836.

2.	Class A and Class I commenced operations on July 28, 2010.

3.	Class N and Class C commenced operations on December 14, 2018.

4.	The Bloomberg Barclays 1-5 Year Government/Credit Bond Index measures the performance of U.S. dollar-denominated U.S. Treasury bonds, government related bonds (i.e., U.S. and non-U.S. agencies, sovereign, quasi-sovereign, supranational and local authority debt) and investment grade U.S. corporate bonds that have a remaining maturity of greater than or equal to one year and less than five years. Investors cannot invest directly in an index.

5.	The Bloomberg Barclays U.S. Intermediate Aggregate Bond Index is a market capitalization-weighted index, meaning the securities in the index are weighted according to the market size of each bond type. Most U.S. traded investment grade bonds are represented. Municipal bonds, and Treasury Inflation-Protected Securities are excluded, due to tax treatment issues. The index includes Treasury securities, Government agency bonds, Mortgage-backed bonds, Corporate bonds, and a small amount of foreign bonds traded in U.S. Investors cannot invest directly in an index.

Holdings by Industry	% of Net Assets
Agency Fixed Rate	19.1%
Government Owned	11.9%
Electric Utilities	10.3%
Real Estate Investment Trusts	8.2%
Banking	8.1%
Government Sponsored	7.6%
Agency Mortgage Backed Securities - Other	5.7%
Institutional Financial Services	4.2%
Insurance	3.5%
Short-Term Investments	3.1%
Other / Cash & Cash Equivalents	18.3%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

E V E N T I D E	9

S E M I - A N N U A L R E P O R T	December 31, 2020

Eventide Multi- Asset Income Fund

Portfolio Review (Unaudited)	December 31, 2020

Average Annual Total Return				Since
Through December 31, 2020, [1] as compared to its benchmarks	Six Month	1 Year	5 Year	Inception[2]
Class N	17.29%	18.20%	9.57%	8.37%
Class A without load	17.27%	18.25%	9.54%	8.32%
Class A with 5.75% load	10.57%	11.42%	8.24%	7.15%
Class C	16.81%	17.26%	8.71%	7.51%
Class I	17.39%	18.41%	9.78%	8.57%
Russell Midcap Value Index[3]	28.14%	4.96%	9.73%	7.67%
Bloomberg Barclays U.S. Intermediate Aggregate Bond Index[4]	0.89%	5.60%	3.46%	3.25%
Eventide Multi-Asset Income Blended Index[5]	14.01%	6.84%	7.07%	5.93%

1.	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. The Fund’s manager has contractually agreed to waive fees and/or reimburse expenses of the Fund to the extent necessary to limit operating expenses (excluding front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expenses on securities sold short, underlying fund fees and expenses or extraordinary expenses such as litigation) at 1.07%, 1.82%, 1.02% and 0.82% for Class A shares, Class C shares, Class N shares and Class I shares, respectively, through October 31, 2021. The expense limits prior to March 2, 2020 were 1.20%, 1.95%, 1.15% and 0.95% for Class, A shares, Class C shares, Class N shares and Class I shares, respectively. Per the Fund’s most recent prospectus, total annual Fund expenses before waiver were 1.11%, 1.86%, 1.06% and 0.86% for Class A, Class C, Class N, and Class I, respectively. Class A shares are subject to a maximum sales charge of 5.75% imposed on purchases and have a maximum deferred sales charge of 1.00% on purchases of $1 million or more made without an initial sales charge and applies to shares sold within 18 months. Class C shares are subject to a maximum deferred sales charge of 1.00% on shares sold within 12 months. For performance information current to the most recent month-end, please call toll-free 1-877-771-3836.

2.	Eventide Multi-Asset Income Fund commenced operations on July 15, 2015.

3.	The Russell Midcap Value Index measures the performance of the mid-capitalization U.S. equities that exhibit value characteristics. It includes those Russell Midcap Index companies with higher price-to-book ratios and higher forecasted growth values. Investors cannot invest directly in an index.

4.	The Bloomberg Barclays U.S. Intermediate Aggregate Bond Index is a market capitalization-weighted index, meaning the securities in the index are weighted according to the market size of each bond type. Most U.S. traded investment grade bonds are represented. Municipal bonds, and Treasury Inflation-Protected Securities are excluded, due to tax treatment issues. The index includes Treasury securities, Government agency bonds, Mortgage-backed bonds, Corporate bonds, and a small amount of foreign bonds traded in U.S. Investors cannot invest directly in an index.

5.	The Eventide Multi-Asset Income Blended Index is comprised of 50% of the Russell Mid Cap Value Index and 50% of the Bloomberg Barclays U.S. Intermediate Aggregate Bond Index. The Eventide Multi-Asset Income Blended Index rebalances its weightings on a monthly frequency. Investors cannot invest directly in an index.

Holdings by Industry	% of Net Assets
Real Estate Investment Trusts (REITS)	11.2%
Electric Utilities	10.2%
Agency Fixed Rate	7.7%
Banking	7.3%
Software	7.2%
Semiconductors	5.2%
Medical Equipment & Devices	5.0%
Electrical Equipment	3.9%
Automotive	3.3%
Diversified Industrials	3.0%
Other / Cash & Cash Equivalents	36.0%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

E V E N T I D E	10

S E M I - A N N U A L R E P O R T	December 31, 2020
Eventide Core Bond Fund
Portfolio of Investments (Unaudited)	December 31, 2020

Par Value		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS - 59.1%
	AUTOMOTIVE - 1.7%
$820,000	BorgWarner, Inc.	2.6500	7/1/27	$882,508

	BANKING - 8.9%
900,000	Bank of America Corp., Quarterly US LIBOR +0.87% [1]	2.4560	10/22/25	959,950
20,000	First Horizon National Corp.	3.5500	5/26/23	21,261
750,000	First Horizon National Corp.	4.0000	5/26/25	838,727
1,000,000	JPMorgan Chase & Co., SOFR +0.60% [1]	0.6530	9/16/24	1,005,565
900,000	National Bank of Canada	0.5500	11/15/24	903,166
870,000	Regions Financial Corp.	2.2500	5/18/25	923,561
				4,652,230
	ELECTRIC UTILITIES - 18.6%
515,000	AES Corp. [2]	1.3750	1/15/26	519,916
765,000	Avangrid, Inc.	3.1500	12/1/24	834,759
850,000	CMS Energy Corp.	3.8750	3/1/24	926,947
690,000	DTE Electric Co.	3.9500	3/1/49	897,472
820,000	Duke Energy Florida LLC	2.5000	12/1/29	896,538
700,000	Florida Power & Light Co.	3.9500	3/1/48	914,533
245,000	Georgia Power Co.	3.2500	4/1/26	274,442
640,000	Interstate Power and Light Co.	3.5000	9/30/49	742,647
665,000	MidAmerican Energy Co.	4.2500	7/15/49	894,463
875,000	National Rural Utilities Cooperative Finance Corp.	1.3500	3/15/31	864,693
800,000	Northern States Power Co.	2.9000	3/1/50	905,687
500,000	TerraForm Power Operating LLC [2]	5.0000	1/31/28	562,762
470,000	WEC Energy Group, Inc.	0.5500	9/15/23	472,666
				9,707,525
	ELECTRICAL EQUIPMENT - 4.2%
500,000	Acuity Brands Lighting, Inc.	2.1500	12/15/30	508,373
770,000	Lennox International, Inc.	1.3500	8/1/25	788,232
795,000	Roper Technologies, Inc.	3.8000	12/15/26	919,674
				2,216,279
	ENGINEERING & CONSTRUCTION - 0.5%
250,000	MasTec, Inc. [2]	4.5000	8/15/28	262,813

	FOOD - 0.6%
250,000	Conagra Brands, Inc.	4.8500	11/1/28	310,873

	INDUSTRIAL SUPPORT SERVICES - 0.7%
350,000	United Rentals North America, Inc.	5.8750	9/15/26	370,935

	INSTITUTIONAL FINANCIAL SERVICES - 3.6%
1,000,000	Morgan Stanley, SOFR +0.75% [1]	0.8640	10/21/25	1,008,783
775,000	Nasdaq, Inc.	3.2500	4/28/50	854,033
				1,862,816

See accompanying notes to financial statements.

E V E N T I D E	11

S E M I - A N N U A L R E P O R T	December 31, 2020
Eventide Core Bond Fund
Portfolio of Investments (Unaudited) (Continued)	December 31, 2021

Par Value		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS - 59.1% (Continued)
	INSURANCE - 4.1%
$400,000	Aflac, Inc.	3.6000	4/1/30	$471,362
375,000	Athene Holding, Ltd.	3.5000	1/15/31	397,126
820,000	Brown & Brown, Inc.	4.2000	9/15/24	913,614
325,000	Reinsurance Group of America, Inc.	3.9500	9/15/26	373,617
				2,155,719
	MACHINERY - 1.4%
700,000	Xylem, Inc.	1.9500	1/30/28	738,576

	REAL ESTATE INVESTMENT TRUSTS (REITs) - 8.6%
795,000	Alexandria Real Estate Equities, Inc.	3.8000	4/15/26	915,416
750,000	American Tower Corp.	3.3750	5/15/24	816,033
500,000	Crown Castle International Corp.	3.6500	9/1/27	565,308
750,000	Equinix, Inc.	1.5500	3/15/28	763,405
500,000	HAT Holdings I LLC / HAT Holdings II LLC [2]	5.2500	7/15/24	520,990
915,000	Prologis LP	1.2500	10/15/30	907,309
				4,488,461
	RETAIL - DISCRETIONARY - 1.7%
750,000	O’Reilly Automotive, Inc.	4.2000	4/1/30	905,207

	SEMICONDUCTORS - 1.2%
510,000	NVIDIA Corp.	3.5000	4/1/50	621,052

	TECHNOLOGY SERVICES - 3.3%
15,000	Verisk Analytics, Inc.	4.1250	3/15/29	18,038
550,000	Verisk Analytics, Inc.	5.5000	6/15/45	781,709
920,000	Visa, Inc.	0.7500	8/15/27	918,546
				1,718,293
	TOTAL CORPORATE BONDS (Cost $30,631,472)			30,893,287

	MUNICIPAL BONDS - 1.2%
	NEW YORK - 1.2%
500,000	New York City Housing Development Corp.	0.6500	11/1/25	500,360
100,000	New York State Housing Finance Agency	0.7000	11/1/25	100,024
	TOTAL MUNICIPAL BONDS (Cost $600,000)			600,384

	U.S. GOVERNMENT & AGENCIES - 37.6%
	AGENCY FIXED RATE - 24.0%
1,550,870	Fannie Mae Pool	1.5000	9/1/35	1,596,662
1,419,457	Fannie Mae Pool	2.0000	8/1/35	1,484,317
1,397,849	Fannie Mae Pool	2.0000	9/1/35	1,461,793
1,409,174	Fannie Mae Pool	2.5000	9/1/40	1,487,846
1,433,496	Fannie Mae Pool	2.5000	6/1/50	1,512,881
43,175	Fannie Mae Pool	2.5000	8/1/50	45,566
1,316,969	Fannie Mae Pool	2.5000	9/1/50	1,389,901
500,000	Fannie Mae Pool	4.0000	3/1/34	532,219
1,464,152	Freddie Mac Pool	2.0000	9/1/50	1,521,541

See accompanying notes to financial statements.

E V E N T I D E	12

S E M I - A N N U A L R E P O R T	December 31, 2020
Eventide Core Bond Fund
Portfolio of Investments (Unaudited) (Continued)	December 31, 2021

Par Value		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES - 37.6% (Continued)
	AGENCY FIXED RATE - 24.0% (Continued)
$41,948	Freddie Mac Pool	2.5000	7/1/50	$44,271
1,419,678	Freddie Mac Pool	2.5000	9/1/50	1,498,298
				12,575,295
	GOVERNMENT SPONSORED - 1.9%
1,000,000	Federal Farm Credit Banks Funding Corp.	0.4800	9/3/24	999,488

	GOVERNMENT OWNED - 11.7%
300,000	Federal Home Loan Mortgage Corp.	0.3200	11/2/23	300,144
500,000	Federal Home Loan Mortgage Corp.	0.4000	2/26/24	500,014
1,065,000	Federal Home Loan Mortgage Corp.	1.5000	2/12/25	1,117,661
1,150,000	Federal National Mortgage Association	0.7500	10/8/27	1,155,232
1,000,000	Federal National Mortgage Association	0.8750	8/5/30	982,288
1,745,000	Federal National Mortgage Association	1.8750	9/24/26	1,887,811
100,000	Federal National Mortgage Association	5.6250	7/15/37	158,839
				6,101,989
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $19,605,114)			19,676,772
Shares
	SHORT-TERM INVESTMENTS - 1.5%
803,239	First American Government Obligations Fund - Class U, 0.04% [3]			803,239
	TOTAL SHORT-TERM INVESTMENTS (Cost $803,239)			803,239

	TOTAL INVESTMENTS - 99.4% (Cost $51,639,825)			$51,973,682
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.6%			337,955
	TOTAL NET ASSETS - 100.0%			$52,311,637

LLC - Limited Liability Company

LP - Limited Partnership

SOFR - Secured Overnight Financing Rate

1.	Variable rate, rate shown represents the rate at December 31, 2020.

2.	144A Security - Security exempt from registration under Rule 144A of the Securities Act of 1933. The 144A securities represent 3.57% of total net assets. The securities may be resold in transactions exempt from registration typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

3.	Interest rate reflects seven-day effective yield on December 31, 2020.

See accompanying notes to financial statements.

E V E N T I D E	13

S E M I - A N N U A L R E P O R T	December 31, 2020
Eventide Dividend Opportunities Fund
Portfolio of Investments (Unaudited)	December 31, 2020

Shares		Fair Value
	COMMON STOCK - 72.1%
	APPAREL & TEXTILE PRODUCTS - 1.2%
23,600	VF Corp.	$2,015,676

	AUTOMOTIVE - 2.0%
46,600	Magna International, Inc.	3,299,280

	BANKING - 7.2%
363,900	First Horizon National Corp.	4,643,364
34,800	First Republic Bank	5,113,164
17,200	Signature Bank	2,326,988
		12,083,516
	BIOTECHNOLOGY & PHARMACEUTICALS - 2.1%
5,500	Ascendis Pharma A/S - ADR [1]	917,290
16,100	Zoetis, Inc.	2,664,550
		3,581,840
	CHEMICALS - 1.2%
2,800	Sherwin-Williams Co.	2,057,748

	DIVERSIFIED INDUSTRIALS - 4.9%
66,800	ITT, Inc.	5,144,936
59,100	Pentair PLC	3,137,619
		8,282,555
	ELECTRIC UTILITIES - 5.9%
95,850	Brookfield Renewable Corp.	5,585,180
136,800	Clearway Energy, Inc.	4,368,024
		9,953,204
	ELECTRICAL EQUIPMENT - 5.6%
8,100	Roper Technologies, Inc.	3,491,829
40,400	Trane Technologies PLC	5,864,464
		9,356,293
	FOOD - 0.7%
12,840	McCormick & Co., Inc.	1,227,504

	GAS & WATER UTILITIES - 1.5%
16,600	American Water Works Co., Inc.	2,547,602

	HOME CONSTRUCTION - 2.9%
69,300	DR Horton, Inc.	4,776,156

	INSTITUTIONAL FINANCIAL SERVICES - 1.5%
18,800	Nasdaq, Inc.	2,495,512

	LEISURE FACILITIES & SERVICES - 0.7%
3,110	Domino’s Pizza, Inc.	1,192,560

	MACHINERY - 1.6%
13,124	IDEX Corp.	2,614,301

See accompanying notes to financial statements.

E V E N T I D E	14

S E M I - A N N U A L R E P O R T	December 31, 2020
Eventide Dividend Opportunities Fund
Portfolio of Investments (Unaudited) (Continued)	December 31, 2020

Shares		Fair Value
	COMMON STOCK - 72.1% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 8.0%
56,800	Agilent Technologies, Inc.	$6,730,232
19,150	STERIS PLC	3,629,691
20,220	Zimmer Biomet Holdings, Inc.	3,115,700
		13,475,623
	RETAIL - DISCRETIONARY - 1.8%
19,100	Lowe’s Cos., Inc.	3,065,741

	SEMICONDUCTORS - 8.2%
33,600	Entegris, Inc.	3,228,960
9,900	KLA Corp.	2,563,209
18,200	NXP Semiconductors NV	2,893,982
32,900	Skyworks Solutions, Inc.	5,029,752
		13,715,903
	SOFTWARE - 3.8%
74,700	Dynatrace, Inc. [1]	3,232,269
12,200	Synopsys, Inc. [1]	3,162,728
		6,394,997
	TECHNOLOGY HARDWARE - 0.9%
12,300	Garmin Ltd.	1,471,818

	TECHNOLOGY SERVICES - 4.7%
19,600	Jack Henry & Associates, Inc.	3,175,004
4,050	MSCI, Inc.	1,808,446
14,300	Verisk Analytics, Inc.	2,968,537
		7,951,987
	TRANSPORTATION & LOGISTICS - 2.4%
20,400	Old Dominion Freight Line, Inc.	3,981,672

	WHOLESALE - CONSUMER STAPLES - 1.3%
28,900	Sysco Corp.	2,146,114

	WHOLESALE - DISCRETIONARY - 2.0%
9,000	Pool Corp.	3,352,500
	TOTAL COMMON STOCK (Cost $100,623,327)	121,040,102

	LIMITED PARTNERSHIPS - 4.4%
	ELECTRIC UTILITIES - 4.4%
110,900	NextEra Energy Partners LP	7,435,845
	TOTAL LIMITED PARTNERSHIPS (Cost $6,258,211)	7,435,845

	PREFERRED STOCK - 3.0%
	AUTOMOTIVE - 3.0%
32,700	Aptiv PLC	4,994,870
	TOTAL PREFERRED STOCK (Cost $3,986,991)	4,994,870

See accompanying notes to financial statements.

E V E N T I D E	15

S E M I - A N N U A L R E P O R T	December 31, 2020
Eventide Dividend Opportunities Fund
Portfolio of Investments (Unaudited) (Continued)	December 31, 2020

Shares				Fair Value
	REAL ESTATE INVESTMENT TRUSTS (REITs) - 14.3%
20,800	Alexandria Real Estate Equities, Inc.			$3,706,976
23,600	Crown Castle International Corp.			3,756,884
2,520	Equinix, Inc.			1,799,734
101,500	Hannon Armstrong Sustainable Infrastructure Capital, Inc.			6,438,145
50,700	Prologis, Inc.			5,052,762
11,300	SBA Communications Corp.			3,188,069
	TOTAL REAL ESTATE INVESTMENT TRUSTS (REITs) (Cost $19,136,929)			23,942,570

Par Value		Coupon Rate (%)	Maturity
	CORPORATE BONDS - 3.5%
	ASSET MANAGEMENT - 0.7%
$1,100,000	Calvert Impact Financial, Inc. [2]	0.5000	11/15/21	1,100,000

	BIOTECHNOLOGY & PHARMACEUTICALS - 0.3%
419,000	Neurocrine Biosciences, Inc.	2.2500	5/15/24	582,315

	MEDICAL EQUIPMENT & DEVICES - 0.7%
638,000	Exact Sciences Corp.	1.0000	1/15/25	1,211,441

	SOFTWARE - 1.8%
770,000	HubSpot, Inc. [3]	0.3750	6/1/25	1,192,118
1,304,000	Palo Alto Networks, Inc.	0.7500	7/1/23	1,842,428
				3,034,546
	TOTAL CORPORATE BONDS (Cost $5,113,503)			5,928,302

Shares
	SHORT-TERM INVESTMENTS - 0.9%
102,526	Fidelity Government Portfolio - Institutional Class, 0.01% [4]			102,526
1,479,421	First American Government Obligations - Class U, 0.04% [4]			1,479,421
	TOTAL SHORT-TERM INVESTMENTS (Cost $1,581,947)			1,581,947

	TOTAL INVESTMENTS - 98.2% (Cost $136,700,908)			$164,923,636
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.8%			3,080,705
	TOTAL NET ASSETS - 100.0%			$168,004,341

ADR - American Depositary Receipt

LP - Limited Partnership

PLC - Public Limited Company

1.	Non-Income producing security.

2.	Illiquid security. Total value of all such securities as of December 31, 2020 amounted to $1,100,000 and represented 0.65% of Total Net Assets.

3.	144A Security - Security exempt from registration under Rule 144A of the Securities Act of 1933. The 144A securities represent 0.71% of total net assets. The securities may be resold in transactions exempt from registration typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

4.	Interest rate reflects seven-day effective yield on December 31, 2020.

See accompanying notes to financial statements.

E V E N T I D E	16

S E M I - A N N U A L R E P O R T	December 31, 2020
Eventide Exponential Technologies Fund
Portfolio of Investments (Unaudited)	December 31, 2020

Shares				Fair Value
	COMMON STOCK - 95.2%
	ADVERTISING & MARKETING - 8.7%
2,718	Trade Desk, Inc. [1]			$2,177,118
60,851	ZoomInfo Technologies, Inc. [1]			2,934,844
				5,111,962
	FOOD - 3.0%
68,232	Vital Farms, Inc. [1]			1,726,952

	INTERNET MEDIA & SERVICES - 10.4%
18,971	Fiverr International Ltd. [1]			3,701,242
61,611	MediaAlpha, Inc. [1]			2,407,142
				6,108,384
	SEMICONDUCTORS - 21.7%
20,524	Advanced Micro Devices, Inc. [1]			1,882,256
25,629	Entegris, Inc.			2,462,947
4,398	KLA Corp.			1,138,686
3,081	Lam Research Corp.			1,455,064
34,944	Lattice Semiconductor Corp. [1]			1,601,134
4,359	Monolithic Power Systems, Inc.			1,596,397
9,198	Silicon Laboratories, Inc. [1]			1,171,273
9,547	Skyworks Solutions, Inc.			1,459,545
				12,767,302
	SOFTWARE - 45.3%
15,285	Crowdstrike Holdings, Inc. [1]			3,237,669
13,403	Datadog, Inc. [1]			1,319,391
4,819	DocuSign, Inc. [1]			1,071,264
69,267	Dynatrace, Inc. [1]			2,997,183
18,268	Five9, Inc. [1]			3,185,939
3,454	HubSpot, Inc. [1]			1,369,304
2,980	MongoDB, Inc. [1]			1,069,939
26,237	Outset Medical, Inc. [1]			1,491,311
6,686	Palo Alto Networks, Inc. [1]			2,376,137
7,898	RingCentral, Inc. [1]			2,993,105
53,977	Sprout Social, Inc. [1]			2,451,096
5,109	Synopsys, Inc. [1]			1,324,457
5,090	Twilio, Inc. [1]			1,722,965
				26,609,760
	TECHNOLOGY SERVICES - 6.1%
7,332	Jack Henry & Associates, Inc.			1,187,711
31,860	Shift4 Payments, Inc. [1]			2,402,244
				3,589,955
	TOTAL COMMON STOCK (Cost $46,485,292)			55,914,315

Par Value		Coupon Rate (%)	Maturity
	CORPORATE BOND - 0.5%
	ASSET MANAGEMENT - 0.5%
$318,000	Calvert Impact Financial, Inc. [2]	0.5000	11/15/21	318,000
	TOTAL CORPORATE BOND (Cost $318,000)			318,000

See accompanying notes to financial statements.

E V E N T I D E	17

S E M I - A N N U A L R E P O R T	December 31, 2020
Eventide Exponential Technologies Fund
Portfolio of Investments (Unaudited) (Continued)	December 31, 2020

			Expiration Date -
Contracts [3]		Counterparty	Exercise Price	Notional Value	Fair Value
	PUT OPTIONS PURCHASED - 0.2% [1,4]
210	American Well Corp.	Interactive Broker	03/19/2021 - $25	$525,000	$70,980
30	Appian Corp.	Interactive Broker	03/19/2021 - $125	375,000	23,700
170	Lemonade, Inc.	Interactive Broker	03/19/2021 - $55	935,000	17,000
120	New Relic, Inc.	Interactive Broker	03/19/2021 - $55	660,000	27,000
	TOTAL PUT OPTIONS PURCHASED (Cost $167,478)				138,680

Shares
	SHORT-TERM INVESTMENTS - 7.1%
50,000	Fidelity Government Portfolio - Institutional Class, 0.01% [5]				50,000
4,116,922	First American Government Obligations - Class U, 0.04% [5]				4,116,922
	TOTAL SHORT-TERM INVESTMENTS (Cost $4,166,922)				4,166,922

	TOTAL INVESTMENTS - 103.0% (Cost $51,137,692)				$60,537,917
	LIABILITIES IN EXCESS OF OTHER ASSETS - (3.0)%				(1,789,652)
	TOTAL NET ASSETS - 100.0%				$58,748,265

1.	Non-Income producing security.

2.	Illiquid security. Total value of all such securities as of December 31, 2020 amounted to $318,000 and represented 0.54% of Total Net Assets.

3.	Each contract is equivalent to 100 shares of the underlying common stock.

4.	Cash collateral held at broker.

5.	Interest rate reflects seven-day effective yield on December 31, 2020.

See accompanying notes to financial statements.

E V E N T I D E	18

S E M I - A N N U A L R E P O R T	December 31, 2020
Eventide Gilead Fund
Portfolio of Investments (Unaudited)	December 31, 2020

Shares		Fair Value
	COMMON STOCK - 87.9%
	ADVERTISING & MARKETING - 6.9%
269,000	Trade Desk, Inc. [1]	$215,469,000
1,838,000	ZoomInfo Technologies, Inc. [1]	88,646,740
		304,115,740
	ASSET MANAGEMENT - 0.0% [2]
590,602	Entasis Therapeutics Holdings, Inc. [1,3,4]	1,385,848

	AUTOMOTIVE - 2.7%
537,000	Aptiv PLC	69,965,730
718,000	Magna International, Inc.	50,834,400
		120,800,130
	BIOTECHNOLOGY & PHARMACEUTICALS - 9.5%
1,123,000	Ascendis Pharma A/S - ADR [1]	187,293,940
602,000	Biohaven Pharmaceutical Holding Co. Ltd. [1]	51,597,420
1,344,376	Collegium Pharmaceutical, Inc. [1]	26,927,851
618,646	Essa Pharma, Inc. [1]	7,011,427
206,000	GW Pharmaceuticals PLC - ADR [1]	23,774,460
600,000	Phathom Pharmaceuticals, Inc. [1]	19,932,000
1,550,892	Pliant Therapeutics, Inc. [1]	35,236,266
416,512	Sarepta Therapeutics, Inc. [1]	71,011,131
		422,784,495
	CHEMICALS - 1.1%
230,000	Ecolab, Inc.	49,762,800

	COMMERCIAL SUPPORT SERVICES - 3.9%
179,000	Cintas Corp.	63,269,340
727,500	Rollins, Inc.	28,423,425
804,000	Waste Connections, Inc.	82,466,280
		174,159,045
	E-COMMERCE DISCRETIONARY - 2.0%
402,000	Wayfair, Inc. [1]	90,775,620

	ELECTRIC UTILITIES - 1.1%
309,000	Brookfield Renewable Corp.	18,005,430
1,000,000	Clearway Energy, Inc.	31,930,000
		49,935,430
	ELECTRICAL EQUIPMENT - 7.3%
359,000	Cognex Corp.	28,822,315
143,000	Generac Holdings, Inc. [1]	32,519,630
95,000	Lennox International, Inc.	26,027,150
280,000	Novanta, Inc. [1]	33,101,600
293,000	Roper Technologies, Inc.	126,309,370
538,000	Trane Technologies PLC	78,096,080
		324,876,145

See accompanying notes to financial statements.

E V E N T I D E	19

S E M I - A N N U A L R E P O R T	December 31, 2020
Eventide Gilead Fund
Portfolio of Investments (Unaudited) (Continued)	December 31, 2020

Shares		Fair Value
	COMMON STOCK - 87.9% (Continued)
	FOOD - 1.7%
203,000	Lamb Weston Holdings, Inc.	$15,984,220
116,000	McCormick & Co., Inc.	11,089,600
1,985,000	Vital Farms, Inc. [1,5]	50,240,350
		77,314,170
	FORESTRY, PAPER & WOOD PRODUCTS - 1.7%
882,000	Trex Co., Inc. [1]	73,841,040

	HOME CONSTRUCTION - 1.0%
634,000	DR Horton, Inc.	43,695,280

	INTERNET MEDIA & SERVICES - 2.2%
508,000	Fiverr International Ltd. [1]	99,110,800

	LEISURE PRODUCTS - 1.1%
690,000	YETI Holdings, Inc. [1]	47,244,300

	MEDICAL EQUIPMENT & DEVICES - 8.9%
1,037,000	Exact Sciences Corp. [1]	137,392,130
240,000	IDEXX Laboratories, Inc. [1]	119,968,800
25,000	Intuitive Surgical, Inc. [1]	20,452,500
103,000	Mettler-Toledo International, Inc. [1]	117,387,040
		395,200,470
	RETAIL - DISCRETIONARY - 1.8%
489,000	Lowe’s Cos, Inc.	78,489,390

	SEMICONDUCTORS - 5.0%
172,000	ASML Holding NV - ADR	83,887,840
201,000	Lam Research Corp.	94,926,270
68,500	Monolithic Power Systems, Inc.	25,086,755
117,400	Skyworks Solutions, Inc.	17,948,112
		221,848,977
	SOFTWARE - 23.7%
987,000	Crowdstrike Holdings, Inc. [1]	209,066,340
454,000	Datadog, Inc. [1]	44,691,760
2,544,941	Dynatrace, Inc. [1]	110,119,597
1,151,000	Five9, Inc. [1]	200,734,400
233,533	HubSpot, Inc. [1]	92,581,822
86,000	MongoDB, Inc. [1]	30,877,440
108,000	Okta, Inc. [1]	27,460,080
141,837	Palo Alto Networks, Inc. [1]	50,407,451
208,000	RingCentral, Inc. [1]	78,825,760
437,000	Smartsheet, Inc. [1]	30,279,730
960,943	Sprout Social, Inc. [1]	43,636,422
386,000	Twilio, Inc. [1]	130,661,000
		1,049,341,802
	TECHNOLOGY HARDWARE - 0.3%
267,000	Ciena Corp. [1]	14,110,950

See accompanying notes to financial statements.

E V E N T I D E	20

S E M I - A N N U A L R E P O R T	December 31, 2020
Eventide Gilead Fund
Portfolio of Investments (Unaudited) (Continued)	December 31, 2020

Shares				Fair Value
	COMMON STOCK - 87.9% (Continued)
	TECHNOLOGY SERVICES - 1.9%
405,000	Verisk Analytics, Inc.			$84,073,950

	TRANSPORTATION & LOGISTICS - 2.1%
333,000	Old Dominion Freight Line, Inc.			64,994,940
220,000	XPO Logistics, Inc. [1]			26,224,000
				91,218,940
	WHOLESALE - DISCRETIONARY - 2.0%
237,000	Pool Corp.			88,282,500

	TOTAL COMMON STOCK (Cost $1,883,524,416)			3,902,367,822

	LIMITED PARTNERSHIPS - 2.9%
	ELECTRIC UTILITIES - 2.9%
1,236,000	Brookfield Renewable Partners LP			53,333,400
1,135,000	NextEra Energy Partners LP			76,101,750
	TOTAL LIMITED PARTNERSHIPS (Cost $66,717,342)			129,435,150

	CONTINGENT VALUE RIGHTS - 0.1%
	BIOTECHNOLOGY & PHARMACEUTICALS - 0.1%
3,982,940	Peloton Therapeutics, Inc. - CVR [1,3,4,6,7]			3,424,532
	TOTAL CONTINGENT VALUE RIGHTS (Cost $0)			3,424,532

	PREFERRED STOCK - 2.5%
	BIOTECHNOLOGY & PHARMACEUTICALS - 2.5%
179,406	Beta Bionic Series B/B2 [1,3,4,6,7]			27,269,712
907,378	Praxis Precision Medicines, Inc. Series C [1,3,4]			47,428,648
659,330	Praxis Precision Medicines, Inc. Series C1 [1,3,4]			34,463,179
	TOTAL PREFERRED STOCK (Cost $45,400,025)			109,161,539

	REAL ESTATE INVESTMENT TRUSTS (REITs) - 1.8%
235,000	Crown Castle International Corp.			37,409,650
635,000	Hannon Armstrong Sustainable Infrastructure Capital, Inc.			40,278,050
	TOTAL REAL ESTATE INVESTMENT TRUSTS (REITs) (Cost $30,087,774)			77,687,700

Par Value		Coupon Rate (%)	Maturity
	CORPORATE BONDS - 1.3%
	ASSET MANAGEMENT - 1.3%
$27,570,000	Calvert Impact Capital, Inc. [3]	0.5000	11/15/21	27,570,000
15,000,000	Calvert Impact Capital, Inc. [3]	1.0000	11/15/22	15,000,000
15,000,000	Calvert Impact Capital, Inc. [3]	1.7500	11/15/21	15,000,000
	TOTAL CORPORATE BONDS (Cost $57,570,000)			57,570,000

Shares
	SHORT-TERM INVESTMENTS - 0.2%
10,798,471	Fidelity Government Portfolio - Institutional Class, 0.01% [8]			10,798,471
	TOTAL SHORT-TERM INVESTMENTS (Cost $10,798,471)			10,798,471

See accompanying notes to financial statements.

E V E N T I D E	21

S E M I - A N N U A L R E P O R T	December 31, 2020
Eventide Gilead Fund
Portfolio of Investments (Unaudited) (Continued)	December 31, 2020

Fair Value
TOTAL INVESTMENTS - 96.7% (Cost $2,094,098,028)	$4,290,445,214
OTHER ASSETS IN EXCESS OF LIABILITIES - 3.3%	146,543,758
TOTAL NET ASSETS - 100.0%	$4,436,988,972

ADR - American Depositary Receipt

CVR - Contingent Value Rights

LP - Limited Partnership

PLC - Public Limited Company

1.	Non-Income producing security.

2.	Amount is less than 0.1%.

3.	Illiquid security. Total value of all such securities as of December 31, 2020 amounted to $171,541,919 and represented 3.87% of Total Net Assets.

4.	Restricted security.

5.	Affiliated company - the Fund holds in excess of 5% of the outstanding voting securities of this company.

6.	Security fair valued as of December 31, 2020 in accordance with the procedures approved by the Board of Trustees. Total value of all such securities as of December 31, 2020 amounted to $30,694,244, which represents approximately 0.69% of net assets of the Fund.

7.	Private investment.

8.	Interest rate reflects seven-day effective yield on December 31, 2020.

See accompanying notes to financial statements.

E V E N T I D E	22

S E M I - A N N U A L R E P O R T	December 31, 2020
Eventide Healthcare & Life Sciences Fund
Portfolio of Investments (Unaudited)	December 31, 2020

Shares		Fair Value
	COMMON STOCK - 79.3%
	ASSET MANAGEMENT - 1.0%
288,939	Entasis Therapeutics Holdings, Inc. [1,2,3]	$677,995
1,118,000	Longview Acquisition Corp. [1]	22,125,220
		22,803,215
	BIOTECHNOLOGY & PHARMACEUTICALS - 69.1%
869,000	89bio, Inc. [1]	21,177,530
300,000	AbCellera Biologics, Inc. [1]	12,072,000
142,900	Acceleron Pharma, Inc. [1]	18,282,626
1,075,000	ADC Therapeutics SA [1]	34,410,750
317,000	Allakos, Inc. [1]	44,380,000
1,206,505	Annexon, Inc. [1]	30,198,820
2,299,000	Aptose Biosciences, Inc. [1]	10,069,620
160,000	Argenx SE - ADR [1]	47,054,400
575,648	Ascendis Pharma A/S - ADR [1]	96,006,574
1,305,307	AvroBio, Inc. [1]	18,195,980
1,181,761	BioHaven Pharmaceutical Holding Co. Ltd. [1]	101,288,735
462,000	Blueprint Medicines Corp. [1]	51,813,300
1,837,108	Celldex Therapeutics, Inc. [1]	32,186,132
387,000	ChemoCentryx, Inc. [1]	23,963,040
3,000,326	Chiasma, Inc. [1,4]	13,051,418
1,083,600	Collegium Pharmaceutical, Inc. [1]	21,704,508
400,000	Crinetics Pharmaceuticals, Inc. [1]	5,644,000
243,000	Deciphera Pharmaceuticals, Inc. [1]	13,868,010
317,417	Eidos Therapeutics, Inc. [1]	41,765,729
1,716,522	Essa Pharma, Inc. [1,4]	19,454,206
1,120,000	Fennec Pharmaceuticals, Inc. [1]	8,344,000
1,257,352	Freeline Therapeutics Holdings plc - ADR [1]	22,959,248
112,000	Galapagos NV - ADR [1]	11,085,760
800,000	Immatics NV [1]	8,632,000
932,000	Immunovant, Inc. [1]	43,049,080
3,450,000	Kala Pharmaceuticals, Inc. [1,4]	23,391,000
1,680,000	KalVista Pharmaceuticals, Inc. [1,4]	31,903,200
901,077	Karuna Therapeutics, Inc. [1]	91,540,412
346,000	Keros Therapeutics, Inc. [1]	24,406,840
175,000	Kinnate Biopharma, Inc. [1]	6,961,500
1,060,000	Kura Oncology, Inc. [1]	34,619,600
1,000,000	Magenta Therapeutics, Inc. [1]	7,840,000
129,471	Mirati Therapeutics, Inc. [1]	28,437,010
353,000	Neurocrine Biosciences, Inc. [1]	33,835,050
1,050,000	Nurix Therapeutics, Inc. [1]	34,524,000
430,000	ORIC Pharmaceuticals, Inc.	14,555,500
1,287,233	Pliant Therapeutics, Inc. [1]	29,245,934
50,000	Praxis Precision Medicines, Inc. [1]	2,751,000
30,900	Regeneron Pharmaceuticals, Inc. [1]	14,928,099
515,000	Sarepta Therapeutics, Inc. [1]	87,802,350
102,500	Seagen, Inc. [1]	17,951,850
341,473	Silverback Therapeutics, Inc. [1]	15,823,859

See accompanying notes to financial statements.

E V E N T I D E	23

S E M I - A N N U A L R E P O R T	December 31, 2020
Eventide Healthcare & Life Sciences Fund
Portfolio of Investments (Unaudited) (Continued)	December 31, 2020

Shares		Fair Value
	COMMON STOCK - 79.3% (Continued)
	BIOTECHNOLOGY & PHARMACEUTICALS - 69.1% (Continued)
2,370,975	Sutro Biopharma, Inc. [1,4]	$51,473,867
1,946,000	Syndax Pharmaceuticals, Inc. [1]	43,279,040
4,781,448	Trillium Therapeutics, Inc. [1]	70,335,100
583,000	Turning Point Therapeutics, Inc. [1]	71,038,550
506,000	Xencor, Inc. [1]	22,076,780
1,030,140	Xenon Pharmaceuticals, Inc. [1]	15,843,553
832,000	Zentalis Pharmaceuticals, Inc. [1]	43,214,080
		1,568,435,640
	HEALTH CARE FACILITIES & SERVICES - 1.2%
110,091	American Well Corp. [1]	2,788,605
870,000	Sotera Health Co. [1]	23,872,800
		26,661,405
	MEDICAL EQUIPMENT & DEVICES - 8.0%
333,283	908 Devices, Inc. [1]	18,980,467
703,000	Exact Sciences Corp. [1]	93,140,470
119,000	Repligen Corp. [1]	22,803,970
930,000	Veracyte, Inc. [1]	45,514,200
		180,439,107

	TOTAL COMMON STOCK (Cost $1,027,218,063)	1,798,339,367

	CONTINGENT VALUE RIGHTS - 0.1%
	BIOTECHNOLOGY & PHARMACEUTICALS - 0.1%
1,528,871	Peloton Therapeutics, Inc. - CVR [1,2,3,5,6]	1,314,523
	TOTAL CONTINGENT VALUE RIGHTS (Cost $0)	1,314,523

	PREFERRED STOCK - 9.4%
	BIOTECHNOLOGY & PHARMACEUTICALS - 9.4%
798,111	Annexon, Inc. [1,2,3]	18,977,883
122,828	Beta Bionic Series B/B2 [1,2,3,5,6]	18,669,856
5,000,000	Casma Therapeutics, Inc. [1,2,3,4,5,6]	3,562,500
5,076,142	Cullinan Oncology, LLC [1,2,3,5,6]	9,500,000
2,570,925	DiCE Molecules Series C [1,2,3,5,6]	6,333,332
1,228,304	Freeline Therapeutics Ltd. [1,2,3,4]	21,307,390
5,000,000	Goldfinch Biopharma, Inc. Series A [1,2,3,4,5,6]	5,600,000
8,474,576	Goldfinch Biopharma, Inc. Series B [1,2,3,4,5,6]	9,491,525
907,379	Praxis Precision Medicines, Inc. Series C [1,2,3,4]	47,428,700
988,994	Praxis Precision Medicines, Inc. Series C1 [1,2,3,4]	51,694,716
10,177,703	Prometheus Biosciences, Inc. [1,2,3,4,5,6]	6,640,951
1,017,770	Prometheus Laboratories, Inc. [1,2,3,4,5,6]	667,148
3,804,347	Talaris Therapeutics, Inc. [1,2,3,5,6]	6,649,999
6,082,133	VectivBio AG Series A2 [1,2,3,5,6]	6,650,204
	TOTAL PREFERRED STOCK (Cost $123,858,979)	213,174,204

	WARRANTS - 0.0% [7]
400,000	Immatics NV [1]	1,152,000
	TOTAL WARRANTS (Cost $1,073,048)	1,152,000

See accompanying notes to financial statements.

E V E N T I D E	24

S E M I - A N N U A L R E P O R T	December 31, 2020
Eventide Healthcare & Life Sciences Fund
Portfolio of Investments (Unaudited) (Continued)	December 31, 2020

			Expiration Date –
Contracts [8]		Counterparty	Exercise Price	Notional Value	Fair Value
	PUT OPTIONS PURCHASED - 0.4% [1,9]
5,839	Editas Medicine, Inc.	Interactive Broker	2/19/2021 - $65	$37,953,500	$6,510,485
189	Fate Therapeutics, Inc.	Interactive Broker	2/19/2021 - $95	1,795,500	292,005
5,514	Intellia Therapeutics, Inc.	Interactive Broker	1/15/2021 - $55	30,327,000	3,528,960
	TOTAL PUT OPTIONS PURCHASED (Cost $9,485,892)				10,331,450

Shares
	SHORT-TERM INVESTMENTS - 8.1%
3,116,847	Fidelity Government Portfolio - Institutional Class, 0.01% [10]				3,116,847
179,984,183	First American Government Obligations - Class U, 0.04% [10]				179,984,183
	TOTAL SHORT-TERM INVESTMENTS (Cost $183,101,030)				183,101,030

	TOTAL INVESTMENTS - 97.3% (Cost $1,344,737,012)				$2,207,412,574
	OTHER ASSETS IN EXCESS OF LIABILITIES - 2.7%				61,070,161
	TOTAL NET ASSETS - 100.0%				$2,268,482,735

ADR - American Depositary Receipt

CVR - Contingent Value Rights

LLC - Limited Liability Company

PLC - Public Limited Company

1.	Non-Income producing security.

2.	Illiquid security. Total value of all such securities as of December 31, 2020 amounted to $215,166,722 and represented 9.46% of Total Net Assets.

3.	Restricted security.

4.	Affiliated company - the Fund holds in excess of 5% of the outstanding voting securities of this company.

5.	Security fair valued as of December 31, 2020 in accordance with the procedures approved by the Board of Trustees. Total value of all such securities as of December 31, 2020 amounted to $75,080,038, which represents approximately 3.31% of net assets of the Fund.

6.	Private investment.

7.	Amount is less than 0.1%.

8.	Each contract is equivalent to 100 shares of the underlying common stock.

9.	Cash collateral held at broker.

10.	Interest rate reflects seven-day effective yield on December 31, 2020.

See accompanying notes to financial statements.

E V E N T I D E	25

S E M I - A N N U A L R E P O R T	December 31, 2020
Eventide Limited-Term Bond Fund
Portfolio of Investments (Unaudited)	December 31, 2020

Par Value		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS - 47.1%
	ASSET MANAGEMENT - 0.4%
$350,000	Eaton Vance Corp.	3.6250	6/15/23	$377,187

	BANKING - 8.1%
1,720,000	Bank of America Corp., Quarterly US LIBOR +0.63% [1]	3.4990	5/17/22	1,740,445
1,430,000	First Horizon National Corp.	3.5500	5/26/23	1,520,191
1,800,000	JPMorgan Chase & Co., SOFR +0.60% [1]	0.6530	9/16/24	1,810,016
1,500,000	National Bank of Canada	0.5500	11/15/24	1,505,277
1,200,000	Regions Financial Corp.	2.2500	5/18/25	1,273,878
				7,849,807
	BIOTECHNOLOGY & PHARMACEUTICALS - 1.7%
565,000	Celgene Corp.	3.2500	2/20/23	597,938
1,000,000	Zoetis, Inc.	3.2500	2/1/23	1,052,543
				1,650,481
	COMMERCIAL SUPPORT SERVICES - 0.6%
500,000	Waste Management, Inc.	3.1250	3/1/25	548,017

	ELECTRIC UTILITIES - 10.3%
1,050,000	AES Corp. [2]	1.3750	1/15/26	1,060,022
1,100,000	Avangrid, Inc.	3.1500	12/1/24	1,200,307
1,100,000	CMS Energy Corp.	3.8750	3/1/24	1,199,579
500,000	Florida Power & Light Co.	3.1250	12/1/25	555,324
1,025,000	Georgia Power Co.	3.2500	4/1/26	1,148,174
700,000	MidAmerican Energy Co.	3.1000	5/1/27	785,800
1,150,000	National Rural Utilities Cooperative Finance Corp.	3.4000	11/15/23	1,241,479
600,000	NextEra Energy Capital Holdings, Inc.	3.1500	4/1/24	648,891
850,000	TerraForm Power Operating LLC [2]	4.2500	1/31/23	880,281
1,200,000	WEC Energy Group, Inc.	0.5500	9/15/23	1,206,807
				9,926,664
	ELECTRICAL EQUIPMENT - 2.6%
1,100,000	Lennox International, Inc.	1.3500	8/1/25	1,126,046
1,275,000	Roper Technologies, Inc.	3.6500	9/15/23	1,383,952
				2,509,998
	FOOD - 1.0%
775,000	Conagra Brands, Inc.	4.6000	11/1/25	913,677

	HOME CONSTRUCTION - 0.9%
775,000	Lennar Corp.	4.5000	4/30/24	857,828

	INSTITUTIONAL FINANCIAL SERVICES - 4.2%
1,000,000	Lazard Group LLC	3.7500	2/13/25	1,111,789
1,800,000	Morgan Stanley, SORF +0.75% [1]	0.8640	10/21/25	1,815,809
1,000,000	Nasdaq, Inc.	4.2500	6/1/24	1,110,249
				4,037,847

See accompanying notes to financial statements.

E V E N T I D E	26

S E M I - A N N U A L R E P O R T	December 31, 2020
Eventide Limited-Term Bond Fund
Portfolio of Investments (Unaudited) (Continued)	December 31, 2020

Par Value		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS - 47.1% (Continued)
	INSURANCE - 3.5%
$500,000	Aflac, Inc.	2.8750	10/15/26	$553,881
1,000,000	Brown & Brown, Inc.	4.2000	9/15/24	1,114,163
750,000	Primerica, Inc.	4.7500	7/15/22	799,065
750,000	Reinsurance Group of America, Inc.	3.9500	9/15/26	862,193
				3,329,302
	MACHINERY - 0.5%
500,000	Xylem, Inc.	4.8750	10/1/21	516,210

	REAL ESTATE INVESTMENT TRUSTS (REITs) - 8.2%
775,000	Alexandria Real Estate Equities, Inc.	3.8000	4/15/26	892,386
400,000	Alexandria Real Estate Equities, Inc.	4.0000	1/15/24	440,653
1,100,000	American Tower Corp.	3.3750	5/15/24	1,196,849
875,000	Crown Castle International Corp.	5.2500	1/15/23	957,752
1,300,000	Equinix, Inc.	1.0000	9/15/25	1,305,068
925,000	HAT Holdings I LLC / HAT Holdings II LLC [2]	5.2500	7/15/24	963,832
1,000,000	Highwoods Realty LP	3.6250	1/15/23	1,042,000
1,000,000	Prologis LP	3.7500	11/1/25	1,136,507
				7,935,047
	RETAIL - 1.4%
450,000	AutoZone, Inc.	2.8750	1/15/23	469,024
500,000	AutoZone, Inc.	3.2500	4/15/25	548,361
350,000	O’Reilly Automotive, Inc.	3.8500	6/15/23	375,201
				1,392,586
	SEMICONDUCTORS - 1.2%
574,000	Lam Research Corp.	3.8000	3/15/25	645,833
500,000	NVIDIA Corp.	2.2000	9/16/21	506,146
				1,151,979
	TECHNOLOGY SERVICES - 2.1%
1,150,000	Verisk Analytics, Inc.	4.0000	6/15/25	1,303,996
715,000	Visa, Inc.	0.7500	8/15/27	713,870
				2,017,866
	TRANSPORTATION & LOGISTICS - 0.4%
400,000	JB Hunt Transport Services, Inc.	3.3000	8/15/22	416,576

	TOTAL CORPORATE BONDS (Cost $44,616,810)			45,431,072

	MUNICIPAL BONDS - 2.8%
	CALIFORNIA - 0.6%
575,000	California Municipal Finance Authority	1.4860	11/1/22	582,165

	DELAWARE - 0.0% [3]
35,000	Delaware State Housing Authority	2.7500	12/1/41	36,233

	MARYLAND - 0.1%
125,000	Maryland Community Development Administration	3.2420	9/1/48	129,001

	MASSACHUSETTS - 0.1%
125,000	Massachusetts Housing Finance Agency	4.0000	6/1/39	133,075

See accompanying notes to financial statements.

E V E N T I D E	27

S E M I - A N N U A L R E P O R T	December 31, 2020
Eventide Limited-Term Bond Fund
Portfolio of Investments (Unaudited) (Continued)	December 31, 2020

Par Value		Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS - 2.8% (Continued)
	NEW YORK - 0.9%
$500,000	New York City Housing Development Corp.	1.9300	2/1/25	$517,415
250,000	New York State Housing Finance Agency	2.2000	11/1/24	252,948
100,000	New York State Housing Finance Agency	0.5000	5/1/24	99,923
				870,286
	OREGON - 1.1%
200,000	State of Oregon	0.5020	5/1/22	200,692
200,000	State of Oregon	0.6550	5/1/23	201,656
300,000	State of Oregon	0.7950	5/1/24	303,618
300,000	State of Oregon	0.8950	5/1/25	304,293
				1,010,259

	TOTAL MUNICIPAL BONDS (Cost $2,714,658)			2,761,019

	NON U.S. GOVERNMENT & AGENCIES - 1.0%
850,000	European Investment Bank	2.5000	10/15/24	921,383
	TOTAL NON U.S. GOVERNMENT & AGENCIES (Cost $920,983)			921,383

	U.S. GOVERNMENT & AGENCIES - 44.5%
	ADJUSTABLE RATE MORTGAGES - 0.2%
52,698	Fannie Mae Pool, H15T1Y +2.18% [4]	2.5150	6/1/36	52,824
2,102	Fannie Mae Pool, H15T1Y +2.17% [4]	2.5450	8/1/34	2,108
1,182	Freddie Mac Non Gold Pool, H15T1Y +2.16% [4]	2.2820	1/1/24	1,186
7,194	Freddie Mac Non Gold Pool, H15T1Y +2.10% [4]	2.4700	9/1/22	7,192
2,340	Freddie Mac Non Gold Pool, H15T1Y +2.42% [4]	3.4440	1/1/24	2,348
1,612	Ginnie Mae II Pool, H15T1Y +1.50% [4]	2.2500	7/20/23	1,641
1,566	Ginnie Mae II Pool, H15T1Y +1.50% [4]	2.2500	8/20/23	1,594
3,660	Ginnie Mae II Pool, H15T1Y +1.50% [4]	2.2500	9/20/24	3,735
1,729	Ginnie Mae II Pool, H15T1Y +1.50% [4]	2.2500	7/20/25	1,787
18,408	Ginnie Mae II Pool, H15T1Y +1.50% [4]	2.2500	7/20/31	19,205
729	Ginnie Mae II Pool, H15T1Y +1.50% [4]	2.8750	4/20/24	741
1,683	Ginnie Mae II Pool, H15T1Y +1.50% [4]	2.8750	5/20/24	1,724
1,300	Ginnie Mae II Pool, H15T1Y +1.50% [4]	3.0000	2/20/24	1,332
1,303	Ginnie Mae II Pool, H15T1Y +1.50% [4]	3.0000	3/20/24	1,331
7,930	Ginnie Mae II Pool, H15T1Y +1.50% [4]	3.0000	2/20/25	8,162
19,974	Ginnie Mae II Pool, H15T1Y +1.50% [4]	3.0000	1/20/32	20,862
1,866	Ginnie Mae II Pool, H15T1Y +1.50% [4]	3.1250	10/20/22	1,873
5,497	Ginnie Mae II Pool, H15T1Y +1.50% [4]	3.1250	12/20/24	5,576
2,451	Ginnie Mae II Pool, H15T1Y +1.50% [4]	3.1250	12/20/32	2,559
				137,780
	AGENCY FIXED RATE - 19.1%
961,061	Fannie Mae Pool	1.5000	8/1/35	989,421
924,045	Fannie Mae Pool	2.0000	5/1/35	966,129
1,393,228	Fannie Mae Pool	2.0000	7/1/35	1,456,875
1,419,457	Fannie Mae Pool	2.0000	8/1/35	1,484,317
1,086,105	Fannie Mae Pool	2.0000	8/1/40	1,131,010
1,472,448	Fannie Mae Pool	3.0000	10/1/26	1,545,396
1,415,433	Fannie Mae Pool	3.0000	2/1/27	1,485,297

See accompanying notes to financial statements.

E V E N T I D E	28

S E M I - A N N U A L R E P O R T	December 31, 2020
Eventide Limited-Term Bond Fund
Portfolio of Investments (Unaudited) (Continued)	December 31, 2020

Par Value		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES - 44.5% (Continued)
	AGENCY FIXED RATE - 19.1% (Continued)
$1,625,000	Fannie Mae Pool	4.0000	3/1/34	$1,729,714
657,254	Fannie Mae Pool	5.5000	11/1/25	680,032
1,210,462	Freddie Mac Gold Pool	2.5000	1/1/31	1,268,907
1,433,924	Freddie Mac Pool	1.5000	9/1/35	1,476,235
1,492,529	Freddie Mac Pool	2.0000	7/1/30	1,563,320
903,393	Freddie Mac Pool	2.0000	6/1/35	944,626
1,604,621	Freddie Mac Pool	3.0000	9/1/33	1,740,823
518	Ginnie Mae I Pool	6.5000	1/15/24	575
29	Ginnie Mae I Pool	6.5000	4/15/26	33
62	Ginnie Mae I Pool	7.0000	9/15/23	65
5,535	Ginnie Mae I Pool	7.0000	4/15/28	5,671
379	Ginnie Mae I Pool	7.5000	12/15/23	384
				18,468,830
	AGENCY HYBRID AJUSTABLE RATE MORTGAGES - 0.0% [3]
11,895	Ginnie Mae II Pool, H15T1Y +1.50% [4]	2.2500	8/20/41	12,418
24,188	Ginnie Mae II Pool, H15T1Y +1.50% [4]	3.1250	10/20/34	25,319
				37,737
	AGENCY MORTGAGE BACKED SECURITIES - OTHER - 5.7%
1,000,000	Fannie Mae Pool	2.2700	9/1/26	1,063,329
472,739	Fannie Mae Pool	2.5200	12/1/26	507,356
250,000	Fannie Mae Pool	2.6000	9/1/24	256,847
750,000	Fannie Mae Pool	2.6700	1/1/25	791,338
948,772	Fannie Mae Pool	2.6700	1/1/25	1,014,998
680,000	Fannie Mae Pool	2.7000	12/1/24	701,229
975,631	Fannie Mae Pool	2.7100	7/1/26	1,046,527
150,000	Fannie Mae Pool	3.9400	7/1/21	151,598
				5,533,222
	GOVERNMENT OWNED - 11.9%
1,000,000	Federal Home Loan Mortgage Corp.	0.2500	8/24/23	1,002,235
1,250,000	Federal Home Loan Mortgage Corp.	0.3000	9/28/23	1,250,308
750,000	Federal Home Loan Mortgage Corp.	0.3200	11/2/23	750,360
1,000,000	Federal Home Loan Mortgage Corp.	0.3750	2/12/24	998,926
1,650,000	Federal Home Loan Mortgage Corp.	0.3750	3/25/24	1,648,623
1,500,000	Federal Home Loan Mortgage Corp.	0.4000	2/26/24	1,500,043
1,000,000	Federal Home Loan Mortgage Corp.	1.5000	2/12/25	1,049,447
1,000,000	Federal National Mortgage Association	0.3100	2/2/24	1,000,174
1,250,000	Federal National Mortgage Association	0.3750	8/24/23	1,249,653
1,000,000	Federal National Mortgage Association	0.4200	7/27/23	1,001,398
				11,451,167

See accompanying notes to financial statements.

E V E N T I D E	29

S E M I - A N N U A L R E P O R T	December 31, 2020
Eventide Limited-Term Bond Fund
Portfolio of Investments (Unaudited) (Continued)	December 31, 2020

Par Value		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES - 44.5% (Continued)
	GOVERNMENT SPONSORED - 7.6%
$1,300,000	Federal Farm Credit Banks Funding Corp.	0.3700	4/13/23	$1,300,002
1,500,000	Federal Farm Credit Banks Funding Corp.	0.3000	3/28/24	1,496,935
1,000,000	Federal Farm Credit Banks Funding Corp.	0.5600	12/1/25	1,000,734
1,750,000	Federal Farm Credit Banks Funding Corp.	0.3200	12/23/24	1,747,890
1,750,000	Federal Farm Credit Banks Funding Corp.	0.2100	12/28/23	1,748,687
				7,294,248

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $42,668,491)			42,922,984

	COLLATERALIZED MORTGAGE OBLIGATIONS - 0.9%
113,838	Fannie Mae Interest Strip	3.0000	11/25/42	122,106
218,525	Fannie Mae REMICS	3.0000	8/25/36	228,274
250,000	Fannie Mae REMICS	3.0000	12/25/40	264,121
136,347	Fannie Mae REMICS	3.0000	10/25/42	146,078
85,106	Freddie Mac Multifamily Structured Pass Through Certificates	1.5830	4/25/22	85,757
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $800,047)			846,336

Shares
	SHORT-TERM INVESTMENTS - 3.1%
3,044,263	First American Government Obligations - Class U, 0.04% [5]			3,044,263
	TOTAL SHORT-TERM INVESTMENTS (Cost $3,044,263)			3,044,263

	TOTAL INVESTMENTS - 99.4% (Cost $94,765,252)			$95,927,057
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.6%			563,377
	TOTAL NET ASSETS - 100.0%			$96,490,434

H15T1Y - U.S. Treasury Yield Curve Rate T-Note Constant Maturity 1 Year

LLC - Limited Liability Company

LP - Limited Partnership

REMICS - Real Estate Mortgage Investment Conduits

SOFR - Secured Overnight Financing Rate

1.	Variable rate, rate shown represents the rate at December 31, 2020.

2.	144A Security - Security exempt from registration under Rule 144A of the Securities Act of 1933. The 144A securities represent 3.01% of total net assets. The securities may be resold in transactions exempt from registration typically only to a qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

3.	Amount is less than 0.1%.

4.	Floating rate, rate shown represents the rate at December 31, 2020.

5.	Interest rate reflects seven-day effective yield on December 31, 2020.

See accompanying notes to financial statements.

E V E N T I D E	30

S E M I - A N N U A L R E P O R T	December 31, 2020
Eventide Multi-Asset Income Fund
Portfolio of Investments (Unaudited)	December 31, 2020

Shares		Fair Value
	COMMON STOCK - 35.3%
	AUTOMOTIVE - 1.3%
38,700	Magna International, Inc.	$2,739,960

	BANKING - 4.7%
329,800	First Horizon National Corp.	4,208,248
29,500	First Republic Bank	4,334,435
8,700	Signature Bank	1,177,023
		9,719,706
	BIOTECHNOLOGY & PHARMACEUTICALS - 0.5%
6,100	Zoetis, Inc.	1,009,550

	CHEMICALS - 0.5%
1,400	Sherwin-Williams Co.	1,028,874

	DIVERSIFIED INDUSTRIALS - 3.0%
51,000	ITT, Inc.	3,928,020
41,000	Pentair PLC	2,176,690
		6,104,710
	ELECTRIC UTILITIES - 3.5%
62,550	Brookfield Renewable Corp.	3,644,789
110,500	Clearway Energy, Inc.	3,528,265
		7,173,054
	ELECTRICAL EQUIPMENT - 3.1%
5,100	Roper Technologies, Inc.	2,198,559
28,700	Trane Technologies PLC	4,166,092
		6,364,651
	GAS & WATER UTILITIES - 0.9%
12,300	American Water Works Co., Inc.	1,887,681

	HOME CONSTRUCTION - 1.9%
56,500	DR Horton, Inc.	3,893,980

	MACHINERY - 0.4%
4,400	IDEX Corp.	876,480

	MEDICAL EQUIPMENT & DEVICES - 3.2%
35,700	Agilent Technologies, Inc.	4,230,093
12,500	STERIS PLC	2,369,250
		6,599,343
	RETAIL - DISCRETIONARY - 1.4%
18,200	Lowe’s Cos, Inc.	2,921,282

	SEMICONDUCTORS - 5.2%
18,400	Entegris, Inc.	1,768,240
11,200	KLA Corp.	2,899,792
20,700	Skyworks Solutions, Inc.	3,164,616
25,800	Taiwan Semiconductor Manufacturing Co. Ltd.	2,813,232
		10,645,880
	SOFTWARE - 0.5%
25,100	Dynatrace, Inc. [1]	1,086,077

See accompanying notes to financial statements.

E V E N T I D E	31

S E M I - A N N U A L R E P O R T	December 31, 2020
Eventide Multi-Asset Income Fund
Portfolio of Investments (Unaudited) (Continued)	December 31, 2020

Shares				Fair Value
	COMMON STOCK - 35.3% (Continued)
	TECHNOLOGY HARDWARE - 0.5%
8,600	Garmin Ltd.			$1,029,076

	TECHNOLOGY SERVICES - 1.7%
13,200	Jack Henry & Associates, Inc.			2,138,268
3,100	MSCI, Inc.			1,384,243
				3,522,511
	TRANSPORTATION & LOGISTICS - 1.0%
10,600	Old Dominion Freight Line, Inc.			2,068,908

	WHOLESALE - CONSUMER STAPLES - 0.9%
26,100	Sysco Corp.			1,938,186

	WHOLESALE - DISCRETIONARY - 1.1%
5,800	Pool Corp.			2,160,500
	TOTAL COMMON STOCK (Cost $53,805,428)			72,770,409

	LIMITED PARTNERSHIPS - 2.9%
	ELECTRIC UTILITIES - 2.9%
89,300	NextEra Energy Partners LP			5,987,565
	TOTAL LIMITED PARTNERSHIPS (Cost $4,007,685)			5,987,565

	PREFERRED STOCK - 2.0%
	AUTOMOTIVE - 2.0%
26,900	Aptiv PLC			4,108,930
	TOTAL PREFERRED STOCK (Cost $3,181,015)			4,108,930

	REAL ESTATE INVESTMENT TRUSTS (REITs) - 8.2%
11,500	Alexandria Real Estate Equities, Inc.			2,049,530
18,800	Crowne Castle International Corp.			2,992,772
95,700	Hannon Armstrong Sustainable Infrastructure Capital, Inc.			6,070,251
40,400	Prologis, Inc.			4,026,264
6,166	SBA Communications Corp.			1,739,614
	TOTAL REAL ESTATE INVESTMENT TRUSTS (REITs) (Cost $11,314,853)			16,878,431

Par Value		Coupon Rate (%)	Maturity
	CORPORATE BONDS - 32.0%
	ASSET MANAGEMENT - 1.5%
$1,800,000	Calvert Impact Capital, Inc. [2]	0.5000	11/15/21	1,800,000
340,000	Eaton Vance Corp.	3.6250	6/15/23	366,410
1,000,000	Hercules Capital, Inc.	4.6250	10/23/22	1,017,163
				3,183,573
	AUTO PARTS & EQUIPMENT - 0.4%
670,000	BorgWarner, Inc.	2.6500	7/1/27	721,074

See accompanying notes to financial statements.

E V E N T I D E	32

S E M I - A N N U A L R E P O R T	December 31, 2020
Eventide Multi-Asset Income Fund
Portfolio of Investments (Unaudited) (Continued)	December 31, 2020

Par Value		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS - 32.0% (Continued)
	BANKING - 2.6%
$1,200,000	Bank of America Corp., Quarterly US LIBOR +0.63% [3]	3.4990	5/17/22	$1,214,264
750,000	First Horizon National Corp.	3.5500	5/26/23	797,303
1,275,000	JPMorgan Chase & Co., SOFR +0.60% [3]	0.6530	9/16/24	1,282,095
1,125,000	National Bank of Canada	0.5500	11/15/24	1,128,958
925,000	Regions Financial Corp.	2.2500	5/18/25	981,948
				5,404,568
	BIOTECHNOLOGY & PHARMACEUTICALS - 1.5%
2,150,000	Neurocrine Biosciences, Inc.	2.2500	5/15/24	2,988,012

	CONSTRUCTION MATERIALS - 0.1%
265,000	Vulcan Materials Co., Quarterly US LIBOR +0.65% [4]	0.8754	3/1/21	265,117

	CONTAINERS & PACKAGING - 0.2%
400,000	TriMas Corp. [5]	4.8750	10/15/25	410,938

	E-COMMERCE DISCRETIONARY - 1.2%
2,495,000	Wayfair, Inc. [5]	0.6250	10/1/25	2,366,839

	ELECTRIC UTILITIES - 3.8%
635,000	AES Corp. [5]	1.3750	1/15/26	641,061
790,000	Avangrid, Inc.	3.1500	12/1/24	862,039
850,000	CMS Energy Corp.	3.8750	3/1/24	926,947
350,000	Duke Energy Carolinas LLC	3.3500	5/15/22	364,646
600,000	Duke Energy Florida LLC	2.5000	12/1/29	656,004
1,100,000	MidAmerican Energy Co.	3.1000	5/1/27	1,234,828
925,000	National Rural Utilities Cooperative Finance Corp.	1.3500	3/15/31	914,104
875,000	NextEra Energy Capital Holdings, Inc.	3.1500	4/1/24	946,299
600,000	TerraForm Power Operating LLC [5]	5.0000	1/31/28	675,315
635,000	WEC Energy Group, Inc.	0.5500	9/15/23	638,602
				7,859,845
	ELECTRICAL EQUIPMENT - 0.8%
725,000	Lennox International, Inc.	1.3500	8/1/25	742,166
825,000	Roper Technologies, Inc.	3.8000	12/15/26	954,378
				1,696,544
	ENGINEERING & CONSTRUCTION - 0.3%
600,000	MasTec, Inc. [5]	4.5000	8/15/28	630,750

	FOOD - 0.2%
400,000	Conagra Brands, Inc.	4.8500	11/1/28	497,398

	FORESTRY, PAPER & WOOD PRODUCTS - 0.3%
575,000	Louisiana-Pacific Corp.	4.8750	9/15/24	590,453

	HOME & OFFICE PRODUCTS - 0.3%
650,000	Tempur Sealy International, Inc.	5.5000	6/15/26	677,268

	HOME CONSTRUCTION - 0.5%
400,000	BMC East LLC [5]	5.5000	10/1/24	411,000
625,000	Lennar Corp.	4.5000	4/30/24	691,797
				1,102,797

See accompanying notes to financial statements.

E V E N T I D E	33

S E M I - A N N U A L R E P O R T	December 31, 2020
Eventide Multi-Asset Income Fund
Portfolio of Investments (Unaudited) (Continued)	December 31, 2020

Par Value		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS - 32.0% (Continued)
	INDUSTRIAL SUPPORT SERVICES - 0.6%
$500,000	Ashtead Capital, Inc. [5]	4.1250	8/15/25	$514,750
675,000	United Rentals North America, Inc.	5.8750	9/15/26	715,375
				1,230,125
	INSTITUTIONAL FINANCIAL SERVICES - 1.0%
750,000	Lazard Group LLC	3.7500	2/13/25	833,842
1,250,000	Morgan Stanley, SOFR +0.75% [2]	0.8640	10/21/25	1,260,979
				2,094,821
	INSURANCE - 1.2%
500,000	Aflac, Inc.	3.2500	3/17/25	552,988
850,000	Brown & Brown, Inc.	4.2000	9/15/24	947,039
750,000	Reinsurance Group of America, Inc.	3.9500	9/15/26	862,193
				2,362,220
	INTERNET MEDIA & SERVICES - 2.2%
3,175,000	Fiverr International Ltd. [5]	0.0000	11/1/25	3,847,782
625,000	VeriSign, Inc.	5.2500	4/1/25	711,328
				4,559,110
	MACHINERY - 0.8%
700,000	Mueller Water Products, Inc. [5]	5.5000	6/15/26	727,867
875,000	Xylem, Inc.	1.9500	1/30/28	923,219
				1,651,086
	MEDICAL EQUIPMENT & DEVICES - 1.8%
1,773,000	Exact Sciences Corp.	1.0000	1/15/25	3,366,593
400,000	Hill-Rom Holdings, Inc. [5]	4.3750	9/15/27	423,578
				3,790,171
	REAL ESTATE INVESTMENT TRUSTS (REITs) - 3.0%
875,000	Alexandria Real Estate Equities, Inc.	3.8000	4/15/26	1,007,533
625,000	American Tower Corp.	0.6000	1/15/24	625,844
425,000	AvalonBay Communities, Inc.	2.9500	5/11/26	470,739
500,000	Crown Castle International Corp.	3.6500	9/1/27	565,308
1,000,000	Equinix, Inc.	1.0000	9/15/25	1,003,899
700,000	HAT Holdings I LLC / HAT Holdings II LLC [5]	5.2500	7/15/24	729,386
144,000	Highwoods Realty LP	3.2000	6/15/21	145,011
985,000	Prologis LP	1.2500	10/15/30	976,720
500,000	Welltower, Inc.	2.7000	2/15/27	550,247
				6,074,687
	SEMICONDUCTORS - DISCRETIONARY - 0.3%
500,000	Amkor Technology, Inc. [5]	6.6250	9/15/2027	543,125

	SOFTWARE - 6.7%
2,140,000	Five9, Inc. [5]	0.5000	6/1/25	3,119,377
1,335,000	HubSpot, Inc. [5]	0.3750	6/1/25	2,066,853
600,000	Open Text Corp. [5]	5.8750	6/1/26	624,000
3,030,000	Palo Alto Networks, Inc.	0.7500	7/1/23	4,281,102
2,880,000	RingCentral, Inc. [5]	0.0000	3/1/25	3,688,091
				13,779,423

See accompanying notes to financial statements.

E V E N T I D E	34

S E M I - A N N U A L R E P O R T	December 31, 2020
Eventide Multi-Asset Income Fund
Portfolio of Investments (Unaudited) (Continued)	December 31, 2020

Par Value		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS - 32.0% (Continued)
	TECHNOLOGY SERVICES - 0.7%
$500,000	Verisk Analytics, Inc.	4.1250	3/15/29	$601,276
900,000	Visa, Inc.	0.7500	8/15/27	898,577
				1,499,853
	TOTAL CORPORATE BONDS (Cost $61,608,075)			65,979,797

	MUNICIPAL BONDS - 1.7%
	CALIFORNIA - 0.8%
1,000,000	California Health Facilities Financing Authority	1.8960	6/1/21	1,006,320
425,000	California Municipal Finance Authority	1.4860	11/1/22	430,295
200,000	City of Los Angeles, CA Wastewater System Revenue	3.6940	6/1/32	226,082
100,000	City of Napa, CA Solid Waste Revenue	2.3300	8/1/25	107,051
				1,769,748
	HAWAII - 0.1%
150,000	City & County of Honolulu, HI	2.5180	10/1/26	164,276

	NEW YORK - 0.3%
500,000	New York City Housing Development Corp.	1.3500	11/1/26	518,775
100,000	New York State Housing Finance Agency	0.6500	5/1/25	100,273
				619,048
	OREGON - 0.5%
200,000	State of Oregon	0.8950	5/1/25	202,862
250,000	State of Oregon	1.1850	5/1/26	255,845
500,000	State of Oregon	1.3150	5/1/27	512,950
				971,657
	TOTAL MUNICIPAL BONDS (Cost $3,426,447)			3,524,729

	NON U.S. GOVERNMENT & AGENCIES - 0.2%
	SUPRANATIONAL - 0.2%
475,000	European Investment Bank	2.5000	10/15/24	514,890
	TOTAL NON U.S. GOVERNMENT & AGENCIES (Cost $488,832)			514,890

	U.S. GOVERNMENT & AGENCIES - 11.5%
	AGENCY FIXED RATE - 7.7%
1,218,370	Fannie Mae Pool	1.5000	10/1/35	1,254,017
1,159,756	Fannie Mae Pool	2.0000	6/1/35	1,212,640
946,305	Fannie Mae Pool	2.0000	8/1/35	989,545
903,937	Fannie Mae Pool	2.5000	10/1/43	964,674
1,229,799	Fannie Mae Pool	2.5000	5/1/50	1,297,903
1,336,310	Fannie Mae Pool	2.5000	6/1/50	1,410,313
1,079,369	Fannie Mae Pool	2.5000	8/1/50	1,139,143
796,181	Fannie Mae Pool	3.0000	2/1/27	835,480
766,126	Fannie Mae Pool	3.0000	12/1/45	830,898
785,181	Fannie Mae Pool	3.0000	11/1/46	829,442
696,842	Fannie Mae Pool	3.0000	2/1/47	742,300
133,305	Fannie Mae Pool	4.5000	6/1/44	148,958
494,379	Fannie Mae Pool	5.5000	11/1/25	511,512
182,078	Freddie Mac Gold Pool	4.0000	5/1/32	193,606

See accompanying notes to financial statements.

E V E N T I D E	35

S E M I - A N N U A L R E P O R T	December 31, 2020
Eventide Multi-Asset Income Fund
Portfolio of Investments (Unaudited) (Continued)	December 31, 2020

Par Value		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES - 11.5% (Continued)
	AGENCY FIXED RATE - 7.7% (Continued)
$1,165,226	Freddie Mac Pool	2.5000	7/1/50	$1,229,755
1,307,469	Freddie Mac Pool	3.0000	9/1/33	1,418,449
806,205	Ginnie Mae II Pool	3.0000	1/20/46	859,298
				15,867,933
	GOVERNMENT OWNED - 3.3%
1,000,000	Federal Home Loan Mortgage Corp.	0.3000	12/29/23	1,000,325
625,000	Federal Home Loan Mortgage Corp.	0.3200	11/2/23	625,300
1,350,000	Federal Home Loan Mortgage Corp.	1.5000	2/12/25	1,416,753
1,000,000	Federal National Mortgage Association	0.3100	2/2/24	1,000,174
1,000,000	Federal National Mortgage Association	0.3400	8/25/23	1,000,086
1,000,000	Federal National Mortgage Association	0.5000	6/17/25	1,005,747
600,000	Federal National Mortgage Association	1.8750	9/24/26	649,104
				6,697,489
	GOVERNMENT SPONSORED - 0.5%
1,000,000	Federal Farm Credit Banks Funding Corp.	2.5800	6/15/27	1,117,952

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $23,189,197)			23,683,374

	COLLATERALIZED MORTGAGE OBLIGATIONS - 1.1%
1,000,000	Freddie Mac Multifamily Structured Pass Through Certificates	2.4120	8/25/29	1,084,461
1,000,000	Freddie Mac Multifamily Structured Pass Through Certificates	2.9390	4/25/29	1,135,736
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,052,447)			2,220,197

Shares
	SHORT-TERM INVESTMENTS - 1.1%
102,077	Fidelity Government Portfolio - Institutional Class, 0.01% [6]			102,077
2,198,078	First American Government Obligations - Class U, 0.04% [6]			2,198,078
	TOTAL SHORT-TERM INVESTMENTS (Cost $2,300,155)			2,300,155

	TOTAL INVESTMENTS - 96.0% (Cost $165,374,134)			$197,968,477
	OTHER ASSETS IN EXCESS OF LIABILITIES - 4.0%			8,213,053
	TOTAL NET ASSETS - 100.0%			$206,181,530

LLC - Limited Liability Company

LP - Limited Partnership

PLC - Public Limited Company

SOFR - Secured Overnight Financing Rate

1.	Non-Income producing security.

2.	Illiquid security. Total value of all such securities as of December 31, 2020 amounted to $1,800,000 and represented 0.87% of Total Net Assets.

3.	Variable rate, rate shown represents the rate at December 31, 2020.

4.	Floating rate, rate shown represents the rate at December 31, 2020.

5.	144A Security - Security exempt from registration under Rule 144A of the Securities Act of 1933. The 144A securities represent 10.39% of total net assets. The securities may be resold in transactions exempt from registration typically only to a qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

6.	Interest rate reflects seven-day effective yield on December 31, 2020.

See accompanying notes to financial statements.

E V E N T I D E	36

S E M I - A N N U A L R E P O R T	December 31, 2020
Eventide Funds
Statement of Assets and Liabilities (Unaudited)	December 31, 2020

	Eventide	Eventide	Eventide		Eventide
	Core Bond	Dividend	Exponential	Eventide	Healthcare &
	Fund	Opportunities Fund	Technologies Fund	Gilead Fund	Life Sciences Fund
ASSETS
Investment securities:
Unaffiliated investments at cost	$51,639,825	$136,700,908	$51,137,692	$2,036,361,279	$1,178,378,384
Affiliated investments at cost	—	—	—	57,736,749	166,358,628
Investments at cost	51,639,825	136,700,908	51,137,692	2,094,098,028	1,344,737,012
Unaffiliated investments at value	$51,973,682	$164,923,636	$60,537,917	$4,240,204,864	$1,921,745,953
Affiliated investments at value	—	—	—	50,240,350	285,666,621
Total investments at value	51,973,682	164,923,636	60,537,917	4,290,445,214	2,207,412,574
Cash held at custodian	49,000	4,941,260	100,000	137,079,512	35,000,000
Cash held at broker	—	100,410	—	11,711,841	—
Deposits with broker for options	—	—	32,522	—	39,624,194
Receivable for securities sold	—	—	874,498	—	3,192,913
Receivable for Fund shares sold	64,657	386,391	328,456	5,139,866	2,320,848
Dividends and interest receivable	252,232	131,976	4,744	859,222	9,892
Prepaid expenses and other assets	—	39,414	42,015	116,046	80,332
TOTAL ASSETS	52,339,571	170,523,087	61,920,152	4,445,351,701	2,287,640,753

LIABILITIES
Payable for investments purchased	—	2,370,040	3,084,035	—	15,714,537
Payable for Fund shares repurchased	108	48,076	5,228	3,291,556	1,081,293
Management fees payable	5,126	70,788	45,125	3,596,087	2,102,528
Distribution (12b-1) fees payable	3,321	3,063	568	1,024,243	36,007
Payable to related parties	8,941	19,544	17,289	400,579	200,753
Accrued expenses and other liabilities	10,438	7,235	19,642	50,264	22,900
TOTAL LIABILITIES	27,934	2,518,746	3,171,887	8,362,729	19,158,018
NET ASSETS	$52,311,637	$168,004,341	$58,748,265	$4,436,988,972	$2,268,482,735

Composition of Net Assets:
Paid in capital	$52,080,854	$140,819,909	$49,608,029	$2,159,639,078	$1,307,760,489
Accumulated earnings	230,783	27,184,432	9,140,236	2,277,349,894	960,722,246
NET ASSETS	$52,311,637	$168,004,341	$58,748,265	$4,436,988,972	$2,268,482,735

See accompanying notes to financial statements.

E V E N T I D E	37

S E M I - A N N U A L R E P O R T	December 31, 2020
Eventide Funds
Statement of Assets and Liabilities (Unaudited) (Continued)	December 31, 2020

	Eventide	Eventide	Eventide		Eventide
	Core Bond	Dividend	Exponential	Eventide	Healthcare &
	Fund	Opportunities Fund	Technologies Fund	Gilead Fund	Life Sciences Fund
Net Asset Value Per Share:
Class N Shares:
Net Assets	$50,058,185	$43,399,563	$5,519,764	$748,681,658	$281,822,753
Shares of beneficial interest outstanding [1]	5,040,513	3,146,540	349,754	11,856,041	5,168,379
Net asset value (Net Assets ÷ Shares Outstanding), offering price, and redemption price per share [2]	$9.93	$13.79	$15.78	$63.15	$54.53

Class A Shares:
Net Assets	$330,372	$6,975,421	$2,684,352	$405,430,121	$222,320,217
Shares of beneficial interest outstanding [1]	$33,254	$506,183	$170,128	6,454,533	4,101,710
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share [2]	$9.93	$13.78	$15.78	$62.81	$54.20

Maximum offering price per share (net asset value plus maximum sales charge of 5.75%)	$10.54	$14.62	$16.74	$66.65	$57.51

Class C Shares:
Net Assets	$47,654	$1,638,448	$353,326	$370,488,002	$140,553,300
Shares of beneficial interest outstanding [1]	4,809	119,317	22,449	6,487,492	2,772,277
Net asset value (Net Assets ÷ Shares Outstanding), offering price, and redemption price per share [2]	$9.91	$13.73	$15.74	$57.11	$50.70

Class I Shares:
Net Assets	$1,875,426	$115,990,909	$50,190,823	$2,912,389,191	$1,623,786,465
Shares of beneficial interest outstanding [1]	188,894	8,404,905	3,176,131	45,047,135	29,270,153
Net asset value (Net Assets ÷ Shares Outstanding), offering price, and redemption price per share [2]	$9.93	$13.80	$15.80	$64.65	$55.48

1.	Unlimited number of shares of beneficial interest authorized, no par value.

2.	Redemptions made in the Eventide Exponential Technologies Fund within 180 days of purchased may be assessed a redemption fee of 1.00%.

See accompanying notes to financial statements.

E V E N T I D E	38

S E M I - A N N U A L R E P O R T	December 31, 2020
Eventide Funds
Statement of Assets and Liabilities (Unaudited) (Continued)	December 31, 2020

	Eventide	Eventide
	Limited-Term	Multi-Asset
	Bond Fund	Income Fund
ASSETS
Investment securities:
Unaffiliated investments at cost	$94,765,252	$165,374,134
Unaffiliated investments at value	$95,927,057	$197,968,477
Cash held at custodian	2,504,000	7,912,965
Cash held at broker	—	104,006
Receivable for securities sold	466	—
Receivable for Fund shares sold	1,216,531	945,912
Dividends and interest receivable	403,008	487,136
Prepaid expenses and other assets	28,409	62,444
TOTAL ASSETS	$100,079,471	$207,480,940

LIABILITIES
Payable for investments purchased	3,497,157	984,092
Payable for Fund shares repurchased	58,860	158,956
Management fees payable	1,492	93,180
Distribution (12b-1) fees payable	1,722	22,879
Payable to related parties	26,020	28,830
Accrued expenses and other liabilities	3,786	11,473
TOTAL LIABILITIES	3,589,037	1,299,410
NET ASSETS	$96,490,434	$206,181,530

Composition of Net Assets:
Paid in capital	$95,315,183	$168,886,694
Accumulated earnings	1,175,251	37,294,836
NET ASSETS	$96,490,434	$206,181,530

See accompanying notes to financial statements.

E V E N T I D E	39

S E M I - A N N U A L R E P O R T	December 31, 2020
Eventide Funds
Statement of Assets and Liabilities (Unaudited) (Continued)	December 31, 2020

	Eventide	Eventide
	Limited-Term	Multi-Asset
	Bond Fund	Income Fund
Net Asset Value Per Share:
Class N Shares:
Net Assets	$9,040,897	$27,488,784
Shares of beneficial interest outstanding [1]	852,996	2,077,600
Net asset value (Net Assets ÷ Shares Outstanding), offering price, and redemption price per share	$10.60	$13.23

Class A Shares:
Net Assets	$20,267,861	$14,226,891
Shares of beneficial interest outstanding [1]	1,908,299	1,075,606
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$10.62	$13.23

Maximum offering price per share (net asset value plus maximum sales charge of 5.75%)	$11.27	$14.04

Class C Shares:
Net Assets	$1,243,603	$12,697,350
Shares of beneficial interest outstanding [1]	117,807	963,772
Net asset value (Net Assets ÷ Shares Outstanding), offering price, and redemption price per share	$10.56	$13.17

Class I Shares:
Net Assets	$65,938,073	$151,768,505
Shares of beneficial interest outstanding [1]	6,071,597	11,467,801
Net asset value (Net Assets ÷ Shares Outstanding), offering price, and redemption price per share	$10.86	$13.23

1.	Unlimited number of shares of beneficial interest authorized, no par value.

See accompanying notes to financial statements.

E V E N T I D E	40

S E M I - A N N U A L R E P O R T	December 31, 2020
Eventide Funds
Statements of Operations (Unaudited)	December 31, 2020

	Eventide	Eventide	Eventide		Eventide
	Core Bond	Dividend	Exponential	Eventide	Healthcare &
	Fund [1]	Opportunities Fund	Technologies Fund [2]	Gilead Fund	Life Sciences Fund
INVESTMENT INCOME
Dividend income	$—	$938,355	$14,119	$10,110,149	$—
Interest	258,556	12,567	503	273,548	15,057
Less: Foreign dividend withholding taxes	—	(8,447)	—	(363,668)	—
TOTAL INVESTMENT INCOME	258,556	942,475	14,622	10,020,029	15,057

EXPENSES
Management fees	64,581	383,921	116,152	18,066,102	10,176,765
Distribution (12b-1) fees:
Class N	34,587	28,099	1,517	643,605	242,751
Class A	122	6,202	1,321	437,399	237,565
Class C	31	5,625	848	1,642,928	586,115
Shareholder servicing fees	17,939	35,909	10,559	1,123,748	527,869
Registration fees	15,000	27,600	18,300	110,400	110,400
Administrative fees	12,205	23,066	11,890	522,409	263,135
Transfer agent fees	7,500	23,666	9,150	172,469	94,263
Legal fees	6,987	7,540	8,524	10,054	10,054
Management services fees	6,246	14,858	4,954	442,343	219,484
Printing and postage expenses	6,165	7,540	7,521	138,252	76,415
Audit fees	5,856	6,159	7,144	13,574	9,552
Compliance officer fees	5,343	4,537	6,519	41,234	23,594
Trustees fees and expenses	4,932	6,033	6,017	6,033	6,033
Custodian fees	3,288	5,248	4,011	60,328	31,370
Insurance expense	150	644	183	39,560	20,240
Other expenses	2,049	2,099	2,500	20,109	3,921
TOTAL EXPENSES	192,981	588,746	217,110	23,490,547	12,639,526

Less: Fees waived/reimbursed by the Manager	(53,087)	(46,397)	(60,056)	—	—
NET EXPENSES	139,894	542,349	157,054	23,490,547	12,639,526

NET INVESTMENT INCOME (LOSS)	118,662	400,126	(142,432)	(13,470,518)	(12,624,469)

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized gain (loss) from:
Unaffiliated investments	(49,067)	1,153,685	(63,814)	158,577,240	219,031,652
Securities sold short	—	—	—	(23,531,540)	—
Foreign currency transactions	—	3	—	—	—
Net realized gain (loss)	(49,067)	1,153,688	(63,814)	135,045,700	219,031,652
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	333,857	22,910,631	9,400,225	1,035,756,209	207,504,544
Affiliated investments (See Note 5)	—	—	—	(38,321,257)	100,263,164
Foreign currency translations	—	10	—	—	—
Net change in unrealized appreciation	333,857	22,910,641	9,400,225	997,434,952	307,767,708

NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS	284,790	24,064,329	9,336,411	1,132,480,652	526,799,360

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$403,452	$24,464,455	$9,193,979	$1,119,010,134	$514,174,891

1.	Eventide Core Bond Fund commenced on July 31, 2020.

2.	Eventide Exponential Technologies Fund commenced on June 30, 2020.

See accompanying notes to financial statements.

E V E N T I D E	41

S E M I - A N N U A L R E P O R T	December 31, 2020
Eventide Funds
Statements of Operations (Unaudited) (Continued)	December 31, 2020

	Eventide	Eventide
	Limited-Term	Multi-Asset
	Bond Fund	Income Fund
INVESTMENT INCOME
Dividend income	$732	$939,972
Interest	617,151	724,881
Less: Foreign dividend withholding taxes	—	(18,987)
TOTAL INVESTMENT INCOME	617,883	1,645,866

EXPENSES
Management fees	136,261	521,380
Distribution (12b-1) fees:
Class N	15,942	22,567
Class A	20,178	15,508
Class C	3,876	50,614
Shareholder servicing fees	46,380	48,775
Registration fees	32,200	55,200
Administrative fees	31,198	39,572
Management services fees	12,244	22,965
Transfer agent fees	15,105	13,176
Compliance officer fees	9,653	8,052
Legal fees	8,076	8,045
Printing and postage expenses	7,540	20,109
Audit fees	7,163	7,163
Trustees fees and expenses	6,033	6,033
Custodian fees	3,268	7,239
Insurance expense	736	2,024
Other expenses	2,550	2,513
TOTAL EXPENSES	358,403	850,935

Less: Fees waived/reimbursed by the Manager	(91,163)	(48,226)
NET EXPENSES	267,240	802,709

NET INVESTMENT INCOME	350,643	843,157

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized gain (loss) from:
Investments	1,013,231	6,007,799
Foreign currency transactions	—	(86)
Net realized gain	1,013,231	6,007,713
Net change in unrealized appreciation (depreciation) on:
Investments	(481,046)	20,675,754
Foreign currency translations	—	432
Net change in unrealized appreciation (depreciation)	(481,046)	20,676,186

NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS	532,185	26,683,899

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$882,828	$27,527,056

See accompanying notes to financial statements.

E V E N T I D E	42

S E M I - A N N U A L R E P O R T	December 31, 2020
Eventide Core Bond Fund
Statement of Changes in Net Assets

For the
Period Ended
December 31, 2020 [1]
(Unaudited)
FROM OPERATIONS
Net investment income	$118,662
Net realized loss from investments	(49,067)
Net change in unrealized appreciation on investments	333,857
Net increase in net assets resulting from operations	403,452

DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid
Class N	(165,379)
Class A	(712)
Class C	(91)
Class I	(6,487)
Total distributions to shareholders	(172,669)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class N	51,877,606
Class A	326,998
Class C	47,455
Class I	2,073,399
Net asset value of shares issued in reinvestment of distributions:
Class N	164,108
Class A	712
Class C	91
Class I	5,390
Payments for shares repurchased:
Class N	(2,211,701)
Class I	(203,204)
Net increase in net assets from shares of beneficial interest	52,080,854

TOTAL INCREASE IN NET ASSETS	52,311,637

NET ASSETS
Beginning of Period	—
End of Period	$52,311,637

1.	Eventide Core Bond Fund commenced on July 31, 2020.

See accompanying notes to financial statements.

E V E N T I D E	43

S E M I - A N N U A L R E P O R T	December 31, 2020
Eventide Core Bond Fund
Statement of Changes in Net Assets (Continued)

For the
Period Ended
December 31, 2020 [1]
(Unaudited)
SHARE ACTIVITY
Class N:
Shares Sold	5,247,893
Shares Reinvested	16,627
Shares Repurchased	(224,007)
Net increase in shares of beneficial interest outstanding	5,040,513

Class A:
Shares Sold	33,182
Shares Reinvested	72
Net increase in shares of beneficial interest outstanding	33,254

Class C:
Shares Sold	4,800
Shares Reinvested	9
Net increase in shares of beneficial interest outstanding	4,809

Class I:
Shares Sold	208,883
Shares Reinvested	546
Shares Repurchased	(20,535)
Net increase in shares of beneficial interest outstanding	188,894

1.	Eventide Core Bond Fund commenced on July 31, 2020.

See accompanying notes to financial statements.

E V E N T I D E	44

S E M I - A N N U A L R E P O R T	December 31, 2020
Eventide Dividend Opportunities Fund
Statement of Changes in Net Assets

	For the
	Six Months Ended	For the
	December 31, 2020	Year Ended
	(Unaudited)	June 30, 2020
FROM OPERATIONS
Net investment income	$400,126	$337,657
Net realized gain (loss) from investments and foreign currency transactions	1,153,688	(2,115,764)
Net change in unrealized appreciation on investments and foreign currency translations	22,910,641	4,508,376
Net increase in net assets resulting from operations	24,464,455	2,730,269

DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid
Class N	(112,247)	(85,975)
Class A	(18,501)	(12,551)
Class C	(2,361)	(3,003)
Class I	(258,286)	(111,972)
Return of Capital
Class N	—	(106,946)
Class A	—	(17,705)
Class C	—	(2,253)
Class I	—	(272,411)
Total distributions to shareholders	(391,395)	(612,816)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class N	21,622,666	16,652,395
Class A	3,016,606	2,390,226
Class C	676,280	320,594
Class I	73,027,992	47,673,793
Net asset value of shares issued in reinvestment of distributions:
Class N	100,257	179,791
Class A	16,598	27,549
Class C	1,985	4,509
Class I	192,158	263,108
Payments for shares repurchased:
Class N	(3,585,087)	(6,532,626)
Class A	(390,908)	(361,342)
Class C	(124,358)	(85,563)
Class I	(18,240,670)	(11,676,517)
Net increase in net assets from shares of beneficial interest	76,313,519	48,855,917

TOTAL INCREASE IN NET ASSETS	100,386,579	50,973,370

NET ASSETS
Beginning of Period	67,617,762	16,644,392
End of Period	$168,004,341	$67,617,762

See accompanying notes to financial statements.

E V E N T I D E	45

S E M I - A N N U A L R E P O R T	December 31, 2020
Eventide Dividend Opportunities Fund
Statement of Changes in Net Assets (Continued)

	For the
	Six Months Ended	For the
	December 31, 2020	Year Ended
	(Unaudited)	June 30, 2020
SHARE ACTIVITY
Class N:
Shares Sold	1,716,356	1,604,918
Shares Reinvested	8,369	17,301
Shares Repurchased	(284,986)	(615,120)
Net increase in shares of beneficial interest outstanding	1,439,739	1,007,099

Class A:
Shares Sold	242,764	232,645
Shares Reinvested	1,387	2,660
Shares Repurchased	(30,779)	(34,874)
Net increase in shares of beneficial interest outstanding	213,372	200,431

Class C:
Shares Sold	52,986	30,918
Shares Reinvested	166	435
Shares Repurchased	(9,714)	(7,730)
Net increase in shares of beneficial interest outstanding	43,438	23,623

Class I:
Shares Sold	5,770,984	4,488,755
Shares Reinvested	16,040	25,485
Shares Repurchased	(1,520,175)	(1,137,521)
Net increase in shares of beneficial interest outstanding	4,266,849	3,376,719

See accompanying notes to financial statements.

E V E N T I D E	46

S E M I - A N N U A L R E P O R T	December 31, 2020
Eventide Exponential Technologies Fund
Statement of Changes in Net Assets

For the
Six Months Ended
December 31, 2020 [1]
(Unaudited)
FROM OPERATIONS
Net investment loss	$(142,432)
Net realized loss from investments	(63,814)
Net change in unrealized appreciation on investments	9,400,225
Net increase in net assets resulting from operations	9,193,979

DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid
Class N	(3,796)
Class A	(2,461)
Class C	(370)
Class I	(47,116)
Total distributions to shareholders	(53,743)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class N	5,011,337
Class A	2,268,731
Class C	269,857
Class I	48,978,873
Net asset value of shares issued in reinvestment of distributions:
Class N	3,785
Class A	2,328
Class C	194
Class I	46,277
Redemption fee proceeds:
Class N	389
Class A	215
Class C	34
Class I	3,982
Payments for shares repurchased:
Class N	(127,318)
Class A	(27,699)
Class C	(12)
Class I	(6,822,944)
Net increase in net assets from shares of beneficial interest	49,608,029

TOTAL INCREASE IN NET ASSETS	58,748,265

NET ASSETS
Beginning of Period	—
End of Period	$58,748,265

1.	Eventide Exponential Technologies Fund commenced on June 30, 2020.

See accompanying notes to financial statements.

E V E N T I D E	47

S E M I - A N N U A L R E P O R T	December 31, 2020
Eventide Exponential Technologies Fund
Statement of Changes in Net Assets (Continued)

For the
Six Months Ended
December 31, 2020 [1]
(Unaudited)
SHARE ACTIVITY
Class N:
Shares Sold	357,942
Shares Reinvested	240
Shares Repurchased	(8,428)
Net increase in shares of beneficial interest outstanding	349,754

Class A:
Shares Sold	171,951
Shares Reinvested	148
Shares Repurchased	(1,971)
Net increase in shares of beneficial interest outstanding	170,128

Class C:
Shares Sold	22,438
Shares Reinvested	12
Shares Repurchased	(1)
Net increase in shares of beneficial interest outstanding	22,449

Class I:
Shares Sold	3,642,373
Shares Reinvested	2,931
Shares Repurchased	(469,173)
Net increase in shares of beneficial interest outstanding	3,176,131

1.	Eventide Exponential Technologies Fund commenced on June 30, 2020.

See accompanying notes to financial statements.

E V E N T I D E	48

S E M I - A N N U A L R E P O R T	December 31, 2020
Eventide Gilead Fund
Statements of Changes in Net Assets

	For the
	Six Months Ended	For the
	December 31, 2020	Year Ended
	(Unaudited)	June 30, 2020
FROM OPERATIONS
Net investment loss	$(13,470,518)	$(15,181,574)
Net realized gain (loss) from investments and securities sold short	135,045,700	(7,976,967)
Net change in unrealized appreciation on investments	997,434,952	468,884,941
Net increase in net assets resulting from operations	1,119,010,134	445,726,400

DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid
Class N	(5,970,623)	(15,790,226)
Class A	(3,250,044)	(8,342,448)
Class C	(3,300,537)	(8,983,382)
Class I	(22,743,540)	(47,276,336)
Total distributions to shareholders	(35,264,744)	(80,392,392)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class N	97,130,300	134,334,676
Class A	35,659,260	52,413,566
Class C	19,604,822	28,867,225
Class I	514,100,601	673,393,422
Net asset value of shares issued in reinvestment of distributions:
Class N	5,589,536	14,446,702
Class A	2,926,932	7,291,642
Class C	3,181,349	8,577,560
Class I	19,752,008	40,684,962
Payments for shares repurchased:
Class N	(89,962,246)	(296,708,818)
Class A	(35,108,590)	(66,120,145)
Class C	(35,084,665)	(43,766,605)
Class I	(321,908,331)	(436,306,119)
Net increase in net assets from shares of beneficial interest	215,880,976	117,108,068

TOTAL INCREASE IN NET ASSETS	1,299,626,366	482,442,076

NET ASSETS
Beginning of Period	3,137,362,606	2,654,920,530
End of Period	$4,436,988,972	$3,137,362,606

See accompanying notes to financial statements.

E V E N T I D E	49

S E M I - A N N U A L R E P O R T	December 31, 2020
Eventide Gilead Fund
Statements of Changes in Net Assets (Continued)

	For the
	Six Months Ended	For the
	December 31, 2020	Year Ended
	(Unaudited)	June 30, 2020
SHARE ACTIVITY
Class N:
Shares Sold	1,752,418	3,398,037
Shares Reinvested	87,886	358,924
Shares Repurchased	(1,646,082)	(7,407,929)
Net increase (decrease) in shares of beneficial interest outstanding	194,222	(3,650,968)

Class A:
Shares Sold	637,793	1,298,125
Shares Reinvested	46,261	182,018
Shares Repurchased	(644,632)	(1,657,391)
Net increase (decrease) in shares of beneficial interest outstanding	39,422	(177,248)

Class C:
Shares Sold	386,854	788,726
Shares Reinvested	55,289	233,466
Shares Repurchased	(703,701)	(1,206,250)
Net decrease in shares of beneficial interest outstanding	(261,558)	(184,058)

Class I:
Shares Sold	9,104,801	16,572,379
Shares Reinvested	303,363	989,420
Shares Repurchased	(5,774,898)	(10,795,668)
Net increase in shares of beneficial interest outstanding	3,633,266	6,766,131

See accompanying notes to financial statements.

E V E N T I D E	50

S E M I - A N N U A L R E P O R T	December 31, 2020
Eventide Healthcare & Life Sciences Fund
Statements of Changes in Net Assets

	For the
	Six Months Ended	For the
	December 31, 2020	Year Ended
	(Unaudited)	June 30, 2020
FROM OPERATIONS
Net investment loss	$(12,624,469)	$(16,185,121)
Net realized gain from investments	219,031,652	11,796,449
Net change in unrealized appreciation on investments	307,767,708	312,680,177
Net increase in net assets resulting from operations	514,174,891	308,291,505

DISTRIBUTIONS TO SHAREHOLDERS
Class N	(9,647,055)	(3,559,934)
Class A	(7,687,684)	(3,322,892)
Class C	(5,173,596)	(2,284,943)
Class I	(54,725,127)	(17,082,445)
Total distributions to shareholders	(77,233,462)	(26,250,214)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class N	36,956,428	137,084,236
Class A	19,045,603	38,286,542
Class C	16,306,367	16,960,832
Class I	297,873,053	482,305,852
Net asset value of shares issued in reinvestment of distributions:
Class N	9,043,907	3,230,263
Class A	6,612,901	2,890,392
Class C	4,970,800	2,125,066
Class I	38,688,881	12,912,269
Redemption fee proceeds:
Class N	5,253	95,683
Class A	4,051	80,223
Class C	1,995	50,592
Class I	16,487	431,237
Payments for shares repurchased:
Class N	(51,431,150)	(90,766,352)
Class A	(22,612,627)	(39,110,040)
Class C	(11,692,456)	(21,406,649)
Class I	(143,923,251)	(279,342,660)
Net increase in net assets from shares of beneficial interest	199,866,242	265,827,486

TOTAL INCREASE IN NET ASSETS	636,807,671	547,868,777

NET ASSETS
Beginning of Period	1,631,675,064	1,083,806,287
End of Period	$2,268,482,735	$1,631,675,064

See accompanying notes to financial statements.

E V E N T I D E	51

S E M I - A N N U A L R E P O R T	December 31, 2020
Eventide Healthcare & Life Sciences Fund
Statements of Changes in Net Assets (Continued)

	For the
	Six Months Ended	For the
	December 31, 2020	Year Ended
	(Unaudited)	June 30, 2020
SHARE ACTIVITY
Class N:
Shares Sold	767,538	3,685,599
Shares Reinvested	163,720	80,939
Shares Repurchased	(1,104,251)	(2,578,490)
Net increase (decrease) in shares of beneficial interest outstanding	(172,993)	1,188,048

Class A:
Shares Sold	394,948	1,047,185
Shares Reinvested	120,432	72,806
Shares Repurchased	(477,917)	(1,114,696)
Net increase in shares of beneficial interest outstanding	37,463	5,295

Class C:
Shares Sold	365,505	498,801
Shares Reinvested	96,746	56,653
Shares Repurchased	(259,189)	(603,070)
Net increase (decrease) in shares of beneficial interest outstanding	203,062	(47,616)

Class I:
Shares Sold	6,084,108	13,331,631
Shares Reinvested	688,414	318,900
Shares Repurchased	(2,965,816)	(7,785,089)
Net increase in shares of beneficial interest outstanding	3,806,706	5,865,442

See accompanying notes to financial statements.

E V E N T I D E	52

S E M I - A N N U A L R E P O R T	December 31, 2020
Eventide Limited-Term Bond Fund
Statements of Changes in Net Assets

	For the
	Six Months Ended	For the
	December 31, 2020	Year Ended
	(Unaudited)	June 30, 2020
FROM OPERATIONS
Net investment income	$350,643	$667,949
Net realized gain from investments	1,013,231	28,058
Net change in unrealized appreciation (depreciation) on investments	(481,046)	1,334,256
Net increase in net assets resulting from operations	882,828	2,030,263

DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid
Class N	(142,372)	(290,729)
Class A	(219,238)	(250,954)
Class C	(11,092)	(1,851)
Class I	(729,970)	(189,176)
Return of Capital
Class N	—	(70,271)
Class A	—	(22,179)
Class C	—	(648)
Class I	—	(53,761)
Total distributions to shareholders	(1,102,672)	(879,569)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class N	10,271,204	41,350,706
Class A	11,071,020	8,999,487
Class C	1,240,024	423,480
Class I	55,297,692	37,139,054
Net asset value of shares issued in reinvestment of distributions:
Class N	132,972	327,319
Class A	214,397	267,570
Class C	10,870	2,168
Class I	653,846	220,429
Payments for shares repurchased:
Class N	(39,438,284)	(5,856,973)
Class A	(3,819,806)	(10,689,609)
Class C	(401,125)	(99,440)
Class I	(18,616,030)	(12,099,715)
Net increase in net assets from shares of beneficial interest	16,616,780	59,984,476

TOTAL INCREASE IN NET ASSETS	16,396,936	61,135,170

NET ASSETS
Beginning of Period	80,093,498	18,958,328
End of Period	$96,490,434	$80,093,498

See accompanying notes to financial statements.

E V E N T I D E	53

S E M I - A N N U A L R E P O R T	December 31, 2020
Eventide Limited-Term Bond Fund
Statements of Changes in Net Assets (Continued)

	For the
	Six Months Ended	For the
	December 31, 2020	Year Ended
	(Unaudited)	June 30, 2020
SHARE ACTIVITY
Class N:
Shares Sold	964,474	3,944,452
Shares Reinvested	12,508	31,111
Shares Repurchased	(3,698,394)	(562,912)
Net increase (decrease) in shares of beneficial interest outstanding	(2,721,412)	3,412,651

Class A:
Shares Sold	1,038,103	855,930
Shares Reinvested	20,152	25,445
Shares Repurchased	(358,153)	(1,015,182)
Net increase (decrease) in shares of beneficial interest outstanding	700,102	(133,807)

Class C:
Shares Sold	116,817	40,239
Shares Reinvested	1,029	207
Shares Repurchased	(37,864)	(9,524)
Net increase in shares of beneficial interest outstanding	79,982	30,922

Class I:
Shares Sold	5,069,494	3,453,073
Shares Reinvested	60,112	20,477
Shares Repurchased	(1,707,521)	(1,127,711)
Net increase in shares of beneficial interest outstanding	3,422,085	2,345,839

See accompanying notes to financial statements.

E V E N T I D E	54

S E M I - A N N U A L R E P O R T	December 31, 2020
Eventide Multi-Asset Income Fund
Statements of Changes in Net Assets

	For the
	Six Months Ended	For the
	December 31, 2020	Year Ended
	(Unaudited)	June 30, 2020
FROM OPERATIONS
Net investment income	$843,157	$1,893,437
Net realized gain (loss) from investments and foreign securities transactions	6,007,713	(1,201,911)
Net change in unrealized appreciation on investments, and foreign currency translations	20,676,186	8,201,833
Net increase in net assets resulting from operations	27,527,056	8,893,359

DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid
Class N	(201,066)	(227,546)
Class A	(107,901)	(113,782)
Class C	(59,686)	(55,884)
Class I	(1,248,991)	(1,115,115)
Return of Capital
Class N	—	(250,303)
Class A	—	(132,332)
Class C	—	(66,682)
Class I	—	(1,222,038)
Total distributions to shareholders	(1,617,644)	(3,183,682)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class N	8,333,614	12,780,530
Class A	3,292,280	4,564,245
Class C	4,173,279	3,552,934
Class I	37,574,652	71,655,886
Net asset value of shares issued in reinvestment of distributions:
Class N	160,222	386,479
Class A	96,764	206,918
Class C	50,515	99,981
Class I	1,016,792	1,673,076
Payments for shares repurchased:
Class N	(3,815,392)	(11,564,960)
Class A	(1,673,691)	(3,361,542)
Class C	(1,120,053)	(2,003,821)
Class I	(16,315,303)	(46,827,596)
Net increase in net assets from shares of beneficial interest	31,773,679	31,162,130

TOTAL INCREASE IN NET ASSETS	57,683,091	36,871,807

NET ASSETS
Beginning of Period	148,498,439	111,626,632
End of Period	$206,181,530	$148,498,439

See accompanying notes to financial statements.

E V E N T I D E	55

S E M I - A N N U A L R E P O R T	December 31, 2020
Eventide Multi-Asset Income Fund
Statements of Changes in Net Assets (Continued)

	For the
	Six Months Ended	For the
	December 31, 2020	Year Ended
	(Unaudited)	June 30, 2020
SHARE ACTIVITY
Class N:
Shares Sold	666,856	1,145,087
Shares Reinvested	12,950	34,811
Shares Repurchased	(311,873)	(1,039,930)
Net increase in shares of beneficial interest outstanding	367,933	139,968

Class A:
Shares Sold	265,075	411,856
Shares Reinvested	7,829	18,634
Shares Repurchased	(134,233)	(302,900)
Net increase in shares of beneficial interest outstanding	138,671	127,590

Class C:
Shares Sold	336,081	315,979
Shares Reinvested	4,072	9,040
Shares Repurchased	(89,864)	(181,651)
Net increase in shares of beneficial interest outstanding	250,289	143,368

Class I:
Shares Sold	3,032,027	6,429,635
Shares Reinvested	82,262	150,588
Shares Repurchased	(1,338,823)	(4,184,893)
Net increase in shares of beneficial interest outstanding	1,775,466	2,395,330

See accompanying notes to financial statements.

E V E N T I D E	56

S E M I - A N N U A L R E P O R T	December 31, 2020
Eventide Core Bond Fund
Financial Highlights, Class N

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period Presented

	Class N
	Period Ended
	December 31, 2020 [1]
	(Unaudited)
Net asset value, beginning of period	$10.00
Activity from investment operations:
Net investment income [2]	0.02
Net realized and unrealized loss on investments	(0.06)
Total from investment operations	(0.04)
Less distributions from:
Net investment income	(0.03)
Total distributions	(0.03)

Net asset value, end of period	$9.93
Total return [3]	(0.36	)% [6]
Net assets, at end of period (000s)	$50,058
Ratio of gross expenses to average net assets before expense reimbursement [4,5]	2.16	% [7]
Ratio of net expenses to average net assets after expense reimbursement [5]	0.77	% [7]
Ratio of net investment income to average net assets [5]	0.64	% [7]
Portfolio Turnover Rate	12	% [6]

1.	Eventide Core Bond Fund commenced on July 31, 2020.

2.	Per share amounts calculated using the average shares method.

3.	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the manager not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

4.	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the manager.

5.	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

6.	Not annualized.

7.	Annualized.

See accompanying notes to financial statements.

E V E N T I D E	57

S E M I - A N N U A L R E P O R T	December 31, 2020
Eventide Core Bond Fund
Financial Highlights, Class A

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period Presented

	Class A
	Period Ended
	December 31, 2020 [1]
	(Unaudited)
Net asset value, beginning of period	$10.00
Activity from investment operations:
Net investment income [2]	0.02
Net realized and unrealized loss on investments	(0.06)
Total from investment operations	(0.04)
Less distributions from:
Net investment income	(0.03)
Total distributions	(0.03)

Net asset value, end of period	$9.93
Total return [3]	(0.35	)% [6]
Net assets, at end of period (000s)	$330
Ratio of gross expenses to average net assets before expense reimbursement [4,5]	2.21	% [7]
Ratio of net expenses to average net assets after expense reimbursement [5]	0.82	% [7]
Ratio of net investment income to average net assets [5]	0.62	% [7]
Portfolio Turnover Rate	12	% [6]

1.	Eventide Core Bond Fund commenced on July 31, 2020.

2.	Per share amounts calculated using the average shares method.

3.	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the manager not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

4.	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the manager.

5.	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

6.	Not annualized.

7.	Annualized.

See accompanying notes to financial statements.

E V E N T I D E	58

S E M I - A N N U A L R E P O R T	December 31, 2020
Eventide Core Bond Fund
Financial Highlights, Class C

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period Presented

	Class C
	Period Ended
	December 31, 2020 [1]
	(Unaudited)
Net asset value, beginning of period	$10.00
Activity from investment operations:
Net investment income [2]	(0.01)
Net realized and unrealized loss on investments	(0.05)
Total from investment operations	(0.06)
Less distributions from:
Net investment income	(0.03)
Total distributions	(0.03)

Net asset value, end of period	$9.91
Total return [3]	(0.58	)% [6]
Net assets, at end of period (000s)	$48
Ratio of gross expenses to average net assets before expense reimbursement [4,5]	2.96	% [7]
Ratio of net expenses to average net assets after expense reimbursement [5]	1.57	% [7]
Ratio of net investment income to average net assets [5]	(0.15	)% [7]
Portfolio Turnover Rate	12	% [6]

1.	Eventide Core Bond Fund commenced on July 31, 2020.

2.	Per share amounts calculated using the average shares method.

3.	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the manager not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

4.	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the manager.

5.	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

6.	Not annualized.

7.	Annualized.

See accompanying notes to financial statements.

E V E N T I D E	59

S E M I - A N N U A L R E P O R T	December 31, 2020
Eventide Core Bond Fund
Financial Highlights, Class I

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period Presented

	Class I
	Period Ended
	December 31, 2020 [1]
	(Unaudited)
Net asset value, beginning of period	$10.00
Activity from investment operations:
Net investment income [2]	0.04
Net realized and unrealized loss on investments	(0.07)
Total from investment operations	(0.03)
Less distributions from:
Net investment income	(0.04)
Total distributions	(0.04)

Net asset value, end of period	$9.93
Total return [3]	(0.29	)% [6]
Net assets, at end of period (000s)	$1,875
Ratio of gross expenses to average net assets before expense reimbursement [4,5]	1.96	% [7]
Ratio of net expenses to average net assets after expense reimbursement [5]	0.57	% [7]
Ratio of net investment income to average net assets [5]	0.81	% [7]
Portfolio Turnover Rate	12	% [6]

1.	Eventide Core Bond Fund commenced on July 31, 2020.

2.	Per share amounts calculated using the average shares method.

3.	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the manager not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

4.	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the manager.

5.	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

6.	Not annualized.

7.	Annualized.

See accompanying notes to financial statements.

E V E N T I D E	60

S E M I - A N N U A L R E P O R T	December 31, 2020
Eventide Dividend Opportunities Fund
Financial Highlights, Class N

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Periods Presented

	Class N
	Six Months Ended
	December 31, 2020		Year Ended	Year Ended	Period Ended
	(Unaudited)		June 30, 2020	June 30, 2019	June 30, 2018 [1]
Net asset value, beginning of period	$10.88		$10.37	$9.66	$10.00
Activity from investment operations:
Net investment income [2]	0.04		0.11	0.22	0.33
Net realized and unrealized gain (loss) on investments	2.92		0.57	0.66	(0.52)
Total from investment operations	2.96		0.68	0.88	(0.19)
Less distributions from:
Net investment income	(0.05)		(0.04)	(0.16)	(0.14)
Net realized gains	—		—	—	(0.01)
Return of capital	—		(0.13)	(0.01)	—
Total distributions	(0.05)		(0.17)	(0.17)	(0.15)

Net asset value, end of period	$13.79		$10.88	$10.37	$9.66
Total return [3]	27.28	% [6]	6.60%	9.20%	(1.87	)% [6]
Net assets, at end of period (000s)	$43,400		$18,576	$7,254	$4,929
Ratio of gross expenses to average net assets before expense reimbursement [4,5]	1.24	% [7]	1.50%	2.00%	3.30	% [7]
Ratio of net expenses to average net assets after expense reimbursement [5]	1.15	% [7]	1.15%	1.15%	1.15	% [7]
Ratio of net investment income to average net assets [5]	0.61	% [7]	1.01%	2.25%	4.43	% [7]
Portfolio Turnover Rate	20	% [6]	90%	50%	13	% [6]

1.	Eventide Dividend Opportunities Fund commenced on September 29, 2017.

2.	Per share amounts calculated using the average shares method.

3.	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the manager not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

4.	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the manager.

5.	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

6.	Not annualized.

7.	Annualized.

See accompanying notes to financial statements.

E V E N T I D E	61

S E M I - A N N U A L R E P O R T	December 31, 2020
Eventide Dividend Opportunities Fund
Financial Highlights, Class A

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Periods Presented

	Class A
	Six Months Ended
	December 31, 2020		Year Ended	Year Ended	Period Ended
	(Unaudited)		June 30, 2020	June 30, 2019	June 30, 2018 [1]
Net asset value, beginning of period	$10.87		$10.36	$9.65	$10.00
Activity from investment operations:
Net investment income [2]	0.04		0.09	0.22	0.27
Net realized and unrealized gain (loss) on investments	2.92		0.58	0.65	(0.47)
Total from investment operations	2.96		0.67	0.87	(0.20)
Less distributions from:
Net investment income	(0.05)		(0.04)	(0.15)	(0.14)
Net realized gains	—		—	—	(0.01)
Return of capital	—		(0.12)	(0.01)	—
Total distributions	(0.05)		(0.16)	(0.16)	(0.15)

Net asset value, end of period	$13.78		$10.87	$10.36	$9.65
Total return [3]	27.29	% [6]	6.55%	9.15%	(2.01	)% [6]
Net assets, at end of period (000s)	$6,975		$3,184	$957	$511
Ratio of gross expenses to average net assets before expense reimbursement [4,5]	1.29	% [7]	1.55%	2.05%	3.35	% [7]
Ratio of net expenses to average net assets after expense reimbursement [5]	1.20	% [7]	1.20%	1.20%	1.20	% [7]
Ratio of net investment income to average net assets [5]	0.55	% [7]	0.89%	2.28%	3.58	% [7]
Portfolio Turnover Rate	20	% [6]	90%	50%	13	% [6]

1.	Eventide Dividend Opportunities Fund commenced on September 29, 2017.

2.	Per share amounts calculated using the average shares method.

3.	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the manager not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

4.	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the manager.

5.	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

6.	Not annualized.

7.	Annualized.

See accompanying notes to financial statements.

E V E N T I D E	62

S E M I - A N N U A L R E P O R T	December 31, 2020
Eventide Dividend Opportunities Fund
Financial Highlights, Class C

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Periods Presented

	Class C
	Six Months Ended
	December 31, 2020		Year Ended		Year Ended	Period Ended
	(Unaudited)		June 30, 2020		June 30, 2019	June 30, 2018 [1]
Net asset value, beginning of period	$10.86		$10.35		$9.66	$10.00
Activity from investment operations:
Net investment income [2]	(0.01)		0.03		0.15	0.25
Net realized and unrealized gain (loss) on investments	2.91		0.56		0.65	(0.49)
Total from investment operations	2.90		0.59		0.80	(0.24)
Less distributions from:
Net investment income	(0.03)		(0.00	) [8]	(0.10)	(0.09)
Net realized gains	—		—		—	(0.01)
Return of capital	—		(0.08)		(0.01)	—
Total distributions	(0.03)		(0.08)		(0.11)	(0.10)

Net asset value, end of period	$13.73		$10.86		$10.35	$9.66
Total return [3]	26.71	% [6]	5.78%		8.34%	(2.37	)% [6]
Net assets, at end of period (000s)	$1,638		$824		$541	$299
Ratio of gross expenses to average net assets before expense reimbursement [4,5]	2.04	% [7]	2.30%		2.80%	4.10	% [7]
Ratio of net expenses to average net assets after expense reimbursement [5]	1.95	% [7]	1.95%		1.95%	1.95	% [7]
Ratio of net investment income to average net assets [5]	(0.20	)% [7]	0.25%		1.53%	3.39	% [7]
Portfolio Turnover Rate	20	% [6]	90%		50%	13	% [6]

1.	Eventide Dividend Opportunities Fund commenced on September 29, 2017.

2.	Per share amounts calculated using the average shares method.

3.	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the manager not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

4.	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the manager.

5.	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

6.	Not annualized.

7.	Annualized.

8.	Amount represents less than $0.01 per share.

See accompanying notes to financial statements.

E V E N T I D E	63

S E M I - A N N U A L R E P O R T	December 31, 2020
Eventide Dividend Opportunities Fund
Financial Highlights, Class I

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Periods Presented

	Class I
	Six Months Ended
	December 31, 2020		Year Ended	Year Ended	Period Ended
	(Unaudited)		June 30, 2020	June 30, 2019	June 30, 2018 [1]
Net asset value, beginning of period	$10.88		$10.37	$9.67	$10.00
Activity from investment operations:
Net investment income [2]	0.06		0.12	0.24	0.26
Net realized and unrealized gain (loss) on investments	2.92		0.57	0.66	(0.43)
Total from investment operations	2.98		0.69	0.90	(0.17)
Less distributions from:
Net investment income	(0.06)		(0.05)	(0.19)	(0.15)
Net realized gains	—		—	—	(0.01)
Return of capital	—		(0.13)	(0.01)	—
Total distributions	(0.06)		(0.18)	(0.20)	(0.16)

Net asset value, end of period	$13.80		$10.88	$10.37	$9.67
Total return [3]	27.43	% [6]	6.79%	9.40%	(1.68	)% [6]
Net assets, at end of period (000s)	$115,991		$45,034	$7,892	$5,438
Ratio of gross expenses to average net assets before expense reimbursement [4,5]	1.04	% [7]	1.30%	1.80%	3.10	% [7]
Ratio of net expenses to average net assets after expense reimbursement [5]	0.95	% [7]	0.95%	0.95%	0.95	% [7]
Ratio of net investment income to average net assets [5]	0.84	% [7]	1.16%	2.47%	3.35	% [7]
Portfolio Turnover Rate	20	% [6]	90%	50%	13	% [6]

1.	Eventide Dividend Opportunities Fund commenced on September 29, 2017.

2.	Per share amounts calculated using the average shares method.

3.	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the manager not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

4.	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the manager.

5.	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

6.	Not annualized.

7.	Annualized.

See accompanying notes to financial statements.

E V E N T I D E	64

S E M I - A N N U A L R E P O R T	December 31, 2020
Eventide Exponential Technologies Fund
Financial Highlights, Class N

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period Presented

	Class N
	Six Months Ended
	December 31, 2020 [1]
	(Unaudited)
Net asset value, beginning of period	$10.00
Activity from investment operations:
Net investment loss [2]	(0.10)
Net realized and unrealized gain on investments	5.90
Total from investment operations	5.80
Less distributions from:
Net realized gains	(0.02)
Total distributions	(0.02)

Paid-in-capital from redemption fees [2]	0.00	[6]
Net asset value, end of period	$15.78
Total return [3]	57.97	% [7]
Net assets, at end of period (000s)	$5,520
Ratio of gross expenses to average net assets before expense reimbursement [4,5]	2.19	% [8]
Ratio of net expenses to average net assets after expense reimbursement [5]	1.63	% [8]
Ratio of net investment income to average net assets [5]	(1.48	)% [8]
Portfolio Turnover Rate	34	% [7]

1.	Eventide Exponential Technologies Fund commenced on June 30, 2020.

2.	Per share amounts calculated using the average shares method.

3.	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the manager not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

4.	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the manager.

5.	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

6.	Amount represents less than $0.01 per share.

7.	Not annualized.

8.	Annualized.

See accompanying notes to financial statements.

E V E N T I D E	65

S E M I - A N N U A L R E P O R T	December 31, 2020
Eventide Exponential Technologies Fund
Financial Highlights, Class A

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period Presented

	Class A
	Six Months Ended
	December 31, 2020 [1]
	(Unaudited)
Net asset value, beginning of period	$10.00
Activity from investment operations:
Net investment loss [2]	(0.11)
Net realized and unrealized gain on investments	5.91
Total from investment operations	5.80
Less distributions from:
Net realized gains	(0.02)
Total distributions	(0.02)

Paid-in-capital from redemption fees [2]	0.00	[6]
Net asset value, end of period	$15.78
Total return [3]	57.97	% [7]
Net assets, at end of period (000s)	$2,684
Ratio of gross expenses to average net assets before expense reimbursement [4,5]	2.24	% [8]
Ratio of net expenses to average net assets after expense reimbursement [5]	1.68	% [8]
Ratio of net investment income to average net assets [5]	(1.54	)% [8]
Portfolio Turnover Rate	34	% [7]

1.	Eventide Exponential Technologies Fund commenced on June 30, 2020.

2.	Per share amounts calculated using the average shares method.

3.	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the manager not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

4.	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the manager.

5.	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

6.	Amount represents less than $0.01 per share.

7.	Not annualized.

8.	Annualized.

See accompanying notes to financial statements.

E V E N T I D E	66

S E M I - A N N U A L R E P O R T	December 31, 2020
Eventide Exponential Technologies Fund
Financial Highlights, Class C

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period Presented

	Class C
	Six Months Ended
	December 31, 2020 [1]
	(Unaudited)
Net asset value, beginning of period	$10.00
Activity from investment operations:
Net investment loss [2]	(0.16)
Net realized and unrealized gain on investments	5.92
Total from investment operations	5.76
Less distributions from:
Net realized gains	(0.02)
Total distributions	(0.02)

Paid-in-capital from redemption fees [2]	0.00	[6]
Net asset value, end of period	$15.74
Total return [3]	57.57	% [7]
Net assets, at end of period (000s)	$353
Ratio of gross expenses to average net assets before expense reimbursement [4,5]	2.99	% [8]
Ratio of net expenses to average net assets after expense reimbursement [5]	2.43	% [8]
Ratio of net investment income to average net assets [5]	(2.28	)% [8]
Portfolio Turnover Rate	34	% [7]

1.	Eventide Exponential Technologies Fund commenced on June 30, 2020.

2.	Per share amounts calculated using the average shares method.

3.	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the manager not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

4.	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the manager.

5.	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

6.	Amount represents less than $0.01 per share.

7.	Not annualized.

8.	Annualized.

See accompanying notes to financial statements.

E V E N T I D E	67

S E M I - A N N U A L R E P O R T	December 31, 2020
Eventide Exponential Technologies Fund
Financial Highlights, Class I

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period Presented

	Class I
	Six Months Ended
	December 31, 2020 [1]
	(Unaudited)
Net asset value, beginning of period	$10.00
Activity from investment operations:
Net investment loss [2]	(0.09)
Net realized and unrealized gain on investments	5.91
Total from investment operations	5.82
Less distributions from:
Net realized gains	(0.02)
Total distributions	(0.02)

Paid-in-capital from redemption fees [2]	0.00	[6]
Net asset value, end of period	$15.80
Total return [3]	58.17	% [7]
Net assets, at end of period (000s)	$50,191
Ratio of gross expenses to average net assets before expense reimbursement [4,5]	1.99	% [8]
Ratio of net expenses to average net assets after expense reimbursement [5]	1.43	% [8]
Ratio of net investment income to average net assets [5]	(1.29	)% [8]
Portfolio Turnover Rate	34	% [7]

1.	Eventide Exponential Technologies Fund commenced on June 30, 2020.

2.	Per share amounts calculated using the average shares method.

3.	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the manager not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

4.	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the manager.

5.	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

6.	Amount represents less than $0.01 per share.

7.	Not annualized.

8.	Annualized.

See accompanying notes to financial statements.

E V E N T I D E	68

S E M I - A N N U A L R E P O R T	December 31, 2020
Eventide Gilead Fund
Financial Highlights, Class N

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each of the Periods Presented

	Class N
	Six Months Ended
	December 31, 2020		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		June 30, 2020	June 30, 2019	June 30, 2018	June 30, 2017	June 30, 2016
Net asset value, beginning of period	$47.16		$41.75	$37.80	$29.99	$23.38	$29.19
Activity from investment operations:
Net investment loss [1]	(0.21)		(0.25)	(0.14)	(0.06)	(0.02)	(0.10)
Net realized and unrealized gain (loss) on investments	16.71		6.98	5.80	7.87	6.63	(5.42)
Total from investment operations	16.50		6.73	5.66	7.81	6.61	(5.52)
Less distributions from:
Net realized gains	(0.51)		(1.32)	(1.71)	—	—	(0.29)
Total distributions	(0.51)		(1.32)	(1.71)	—	—	(0.29)

Net asset value, end of period	$63.15		$47.16	$41.75	$37.80	$29.99	$23.38
Total return [2]	34.98	% [5]	16.63%	16.41%	26.04%	28.27%	(18.99)%
Net assets, at end of period (000s)	$748,682		$549,944	$639,372	$435,526	$327,587	$355,450
Ratio of net expenses to average net assets [3]	1.31	% [6]	1.38%	1.39%	1.39%	1.40%	1.39%
Ratio of net investment loss to average net assets [3,4]	(0.77	)% [6]	(0.62)%	(0.37)%	(0.16)%	(0.06)%	(0.36)%
Portfolio Turnover Rate	9	% [5]	36%	38%	24%	26%	28%

1.	Per share amounts calculated using the average shares method.

2.	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any.

3.	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

4.	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

5.	Not annualized.

6.	Annualized.

See accompanying notes to financial statements.

E V E N T I D E	69

S E M I - A N N U A L R E P O R T	December 31, 2020
Eventide Gilead Fund
Financial Highlights, Class A

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each of the Periods Presented

	Class A
	Six Months Ended
	December 31, 2020		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		June 30, 2020	June 30, 2019	June 30, 2018	June 30, 2017	June 30, 2016
Net asset value, beginning of period	$46.92		$41.57	$37.66	$29.89	$23.32	$29.13
Activity from investment operations:
Net investment loss [1]	(0.23)		(0.27)	(0.16)	(0.07)	(0.03)	(0.10)
Net realized and unrealized gain (loss) on investments	16.63		6.94	5.78	7.84	6.60	(5.42)
Total from investment operations	16.40		6.67	5.62	7.77	6.57	(5.52)
Less distributions from:
Net realized gains	(0.51)		(1.32)	(1.71)	—	—	(0.29)
Total distributions	(0.51)		(1.32)	(1.71)	—	—	(0.29)

Net asset value, end of period	$62.81		$46.92	$41.57	$37.66	$29.89	$23.32
Total return [2]	34.97	% [5]	16.58%	16.36%	26.00%	28.17%	(19.03)%
Net assets, at end of period (000s)	$405,430		$301,013	$274,059	$274,257	$452,153	$558,602
Ratio of net expenses to average net assets [3]	1.36	% [6]	1.43%	1.44%	1.44%	1.45%	1.44%
Ratio of net investment loss to average net assets [3,4]	(0.82	)% [6]	(0.69)%	(0.44)%	(0.21)%	(0.12)%	(0.41)%
Portfolio Turnover Rate	9	% [5]	36%	38%	24%	26%	28%

1.	Per share amounts calculated using the average shares method.

2.	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any.

3.	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

4.	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

5.	Not annualized.

6.	Annualized.

See accompanying notes to financial statements.

E V E N T I D E	70

S E M I - A N N U A L R E P O R T	December 31, 2020
Eventide Gilead Fund
Financial Highlights, Class C

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each of the Periods Presented

	Class C
	Six Months Ended
	December 31, 2020		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		June 30, 2020	June 30, 2019	June 30, 2018	June 30, 2017	June 30, 2016
Net asset value, beginning of period	$42.86		$38.37	$35.16	$28.12	$22.10	$27.83
Activity from investment operations:
Net investment loss [1]	(0.39)		(0.53)	(0.41)	(0.31)	(0.21)	(0.27)
Net realized and unrealized gain (loss) on investments	15.15		6.34	5.33	7.35	6.23	(5.17)
Total from investment operations	14.76		5.81	4.92	7.04	6.02	(5.44)
Less distributions from:
Net realized gains	(0.51)		(1.32)	(1.71)	—	—	(0.29)
Total distributions	(0.51)		(1.32)	(1.71)	—	—	(0.29)

Net asset value, end of period	$57.11		$42.86	$38.37	$35.16	$28.12	$22.10
Total return [2]	34.43	% [5]	15.71%	15.51%	25.04%	27.24%	(19.63)%
Net assets, at end of period (000s)	$370,488		$289,242	$266,001	$230,290	$190,858	$193,872
Ratio of net expenses to average net assets [3]	2.11	% [6]	2.18%	2.19%	2.19%	2.20%	2.19%
Ratio of net investment loss to average net assets [3,4]	(1.57	)% [6]	(1.42)%	(1.17)%	(0.96)%	(0.86)%	(1.16)%
Portfolio Turnover Rate	9	% [5]	36%	38%	24%	26%	28%

1.	Per share amounts calculated using the average shares method.

2.	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any.

3.	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

4.	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

5.	Not annualized.

6.	Annualized.

See accompanying notes to financial statements.

E V E N T I D E	71

S E M I - A N N U A L R E P O R T	December 31, 2020
Eventide Gilead Fund
Financial Highlights, Class I

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each of the Periods Presented

	Class I
	Six Months Ended
	December 31, 2020		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		June 30, 2020	June 30, 2019	June 30, 2018	June 30, 2017	June 30, 2016
Net asset value, beginning of period	$48.22		$42.59	$38.44	$30.43	$23.68	$29.50
Activity from investment operations:
Net investment income (loss) [1]	(0.16)		(0.18)	(0.07)	0.01	0.04	(0.04)
Net realized and unrealized gain (loss) on investments	17.10		7.13	5.93	8.00	6.71	(5.49)
Total from investment operations	16.94		6.95	5.86	8.01	6.75	(5.53)
Less distributions from:
Net realized gains	(0.51)		(1.32)	(1.71)	—	—	(0.29)
Total distributions	(0.51)		(1.32)	(1.71)	—	—	(0.29)

Net asset value, end of period	$64.65		$48.22	$42.59	$38.44	$30.43	$23.68
Total return [2]	35.15	% [5]	16.85%	16.66%	26.32%	28.51%	(18.82)%
Net assets, at end of period (000s)	$2,912,389		$1,997,163	$1,475,489	$968,578	$399,169	$291,704
Ratio of net expenses to average net assets [3]	1.11	% [6]	1.18%	1.19%	1.19%	1.20%	1.19%
Ratio of net investment income (loss) to average net assets [3,4]	(0.57	)% [6]	(0.43)%	(0.17)%	0.03%	0.14%	(0.16)%
Portfolio Turnover Rate	9	% [5]	36%	38%	24%	26%	28%

1.	Per share amounts calculated using the average shares method.

2.	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any.

3.	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

4.	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

5.	Not annualized.

6.	Annualized.

See accompanying notes to financial statements.

E V E N T I D E	72

S E M I - A N N U A L R E P O R T	December 31, 2020
Eventide Healthcare & Life Sciences Fund
Financial Highlights, Class N

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each of the Periods Presented

	Class N
	Six Months Ended
	December 31, 2020		Year Ended	Year Ended		Year Ended		Year Ended	Year Ended
	(Unaudited)		June 30, 2020	June 30, 2019		June 30, 2018		June 30, 2017	June 30, 2016
Net asset value, beginning of period	$43.33		$35.51	$34.52		$23.41		$18.70	$26.15
Activity from investment operations:
Net investment loss [1]	(0.34)		(0.52)	(0.46)		(0.40)		(0.30)	(0.30)
Net realized and unrealized gain (loss) on investments	13.48		9.19	3.39		11.87		5.01	(6.90)
Total from investment operations	13.14		8.67	2.93		11.47		4.71	(7.20)
Less distributions from:
Net realized gains	(1.94)		(0.87)	(1.98)		(0.37)		—	(0.29)
Total distributions	(1.94)		(0.87)	(1.98)		(0.37)		—	(0.29)

Paid-in-capital from redemption fees [1]	0.00	[6]	0.02	0.04		0.01		0.00 [6]	0.04
Net asset value, end of period	$54.53		$43.33	$35.51		$34.52		$23.41	$18.70
Total return [2]	30.26	% [7]	24.68%	10.38	% [5]	49.45	% [5]	25.19%	(27.64)%
Net assets, at end of period (000s)	$281,823		$231,460	$147,468		$93,030		$37,369	$39,558
Ratio of net expenses to average net assets [3]	1.45	% [8]	1.50%	1.49%		1.50	% [4]	1.54%	1.52%
Ratio of net investment loss to average net assets [3]	(1.45	)% [8]	(1.44)%	(1.38)%		(1.35	)% [4]	(1.42)%	(1.42)%
Portfolio Turnover Rate	35	% [7]	33%	53%		43%		27%	28%

1.	Per share amounts calculated using the average shares method.

2.	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any.

3.	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

4.	The ratios include 0.01% for the year ended June 30, 2018 attributed to interest expense.

5.	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

6.	Amount represents less than $0.01 per share.

7.	Not annualized.

8.	Annualized.

See accompanying notes to financial statements.

E V E N T I D E	73

S E M I - A N N U A L R E P O R T	December 31, 2020
Eventide Healthcare & Life Sciences Fund
Financial Highlights, Class A

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each of the Periods Presented

	Class A
	Six Months Ended
	December 31, 2020		Year Ended	Year Ended		Year Ended		Year Ended	Year Ended
	(Unaudited)		June 30, 2020	June 30, 2019		June 30, 2018		June 30, 2017	June 30, 2016
Net asset value, beginning of period	$43.10		$35.33	$34.40		$23.33		$18.65	$26.09
Activity from investment operations:
Net investment loss [1]	(0.35)		(0.53)	(0.48)		(0.40)		(0.31)	(0.31)
Net realized and unrealized gain (loss) on investments	13.39		9.15	3.35		11.83		4.99	(6.88)
Total from investment operations	13.04		8.62	2.87		11.43		4.68	(7.19)
Less distributions from:
Net realized gains	(1.94)		(0.87)	(1.98)		(0.37)		—	(0.29)
Total distributions	(1.94)		(0.87)	(1.98)		(0.37)		—	(0.29)

Paid-in-capital from redemption fees [1]	0.00	[6]	0.02	0.04		0.01		0.00 [6]	0.04
Net asset value, end of period	$54.20		$43.10	$35.33		$34.40		$23.33	$18.65
Total return [2]	30.19	% [7]	24.67%	10.24	% [5]	49.45	% [5]	25.09%	(27.64)%
Net assets, at end of period (000s)	$222,320		$175,151	$143,407		$133,329		$138,722	$148,927
Ratio of net expenses to average net assets [3]	1.50	% [8]	1.55%	1.54%		1.55	% [4]	1.59%	1.57%
Ratio of net investment loss to average net assets [3]	(1.50	)% [8]	(1.49)%	(1.43)%		(1.40	)% [4]	(1.47)%	(1.47)%
Portfolio Turnover Rate	35	% [7]	33%	53%		43%		27%	28%

1.	Per share amounts calculated using the average shares method.

2.	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any.

3.	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

4.	The ratios include 0.01% for the year ended June 30, 2018 attributed to interest expense.

5.	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

6.	Amount represents less than $0.01 per share.

7.	Not annualized.

8.	Annualized.

See accompanying notes to financial statements.

E V E N T I D E	74

S E M I - A N N U A L R E P O R T	December 31, 2020
Eventide Healthcare & Life Sciences Fund
Financial Highlights, Class C

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each of the Periods Presented

	Class C
	Six Months Ended
	December 31, 2020		Year Ended	Year Ended		Year Ended		Year Ended	Year Ended
	(Unaudited)		June 30, 2020	June 30, 2019		June 30, 2018		June 30, 2017	June 30, 2016
Net asset value, beginning of period	$40.56		$33.54	$33.00		$22.57		$18.18	$25.62
Activity from investment operations:
Net investment loss [1]	(0.50)		(0.76)	(0.69)		(0.60)		(0.45)	(0.46)
Net realized and unrealized gain (loss) on investments	12.58		8.63	3.17		11.39		4.84	(6.72)
Total from investment operations	12.08		7.87	2.48		10.79		4.39	(7.18)
Less distributions from:
Net realized gains	(1.94)		(0.87)	(1.98)		(0.37)		—	(0.29)
Total distributions	(1.94)		(0.87)	(1.98)		(0.37)		—	(0.29)

Paid-in-capital from redemption fees [1]	0.00	[6]	0.02	0.04		0.01		0.00 [6]	0.03
Net asset value, end of period	$50.70		$40.56	$33.54		$33.00		$22.57	$18.18
Total return [2]	29.71	% [7]	23.70%	9.50	% [5]	48.27	% [5]	24.15%	(28.15)%
Net assets, at end of period (000s)	$140,553		$104,202	$87,773		$75,025		$48,916	$43,851
Ratio of net expenses to average net assets [3]	2.25	% [8]	2.30%	2.29%		2.30	% [4]	2.34%	2.32%
Ratio of net investment loss to average net assets [3]	(2.25	)% [8]	(2.23)%	(2.18)%		(2.15	)% [4]	(2.22)%	(2.22)%
Portfolio Turnover Rate	35	% [7]	33%	53%		43%		27%	28%

1.	Per share amounts calculated using the average shares method.

2.	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any.

3.	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

4.	The ratios include 0.01% for the year ended June 30, 2018 attributed to interest expense.

5.	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

6.	Amount represents less than $0.01 per share.

7.	Not annualized.

8.	Annualized.

See accompanying notes to financial statements.

E V E N T I D E	75

S E M I - A N N U A L R E P O R T	December 31, 2020
Eventide Healthcare & Life Sciences Fund
Financial Highlights, Class I

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each of the Periods Presented

	Class I
	Six Months Ended
	December 31, 2020		Year Ended	Year Ended		Year Ended		Year Ended	Year Ended
	(Unaudited)		June 30, 2020	June 30, 2019		June 30, 2018		June 30, 2017	June 30, 2016
Net asset value, beginning of period	$44.02		$35.98	$34.88		$23.60		$18.82	$26.26
Activity from investment operations:
Net investment loss (1)	(0.30)		(0.46)	(0.40)		(0.34)		(0.26)	(0.26)
Net realized and unrealized gain (loss) on investments	13.70		9.35	3.44		11.98		5.04	(6.93)
Total from investment operations	13.40		8.89	3.04		11.64		4.78	(7.19)
Less distributions from:
Net realized gains	(1.94)		(0.87)	(1.98)		(0.37)		—	(0.29)
Total distributions	(1.94)		(0.87)	(1.98)		(0.37)		—	(0.29)

Paid-in-capital from redemption fees [1]	0.00	[6]	0.02	0.04		0.01		0.00 [6]	0.04
Net asset value, end of period	$55.48		$44.02	$35.98		$34.88		$23.60	$18.82
Total return [2]	30.38	% [7]	24.97%	10.60	% [5]	49.77	% [5]	25.40%	(27.46)%
Net assets, at end of period (000s)	$1,623,786		$1,120,862	$705,159		$389,458		$131,304	$69,257
Ratio of net expenses to average net assets [3]	1.25	% [8]	1.30%	1.29%		1.30	% [4]	1.34%	1.32%
Ratio of net investment loss to average net assets [3]	(1.25	)% [8]	(1.24)%	(1.19)%		(1.15	)% [4]	(1.23)%	(1.22)%
Portfolio Turnover Rate	35	% [7]	33%	53%		43%		27%	28%

1.	Per share amounts calculated using the average shares method.

2.	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any.

3.	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

4.	The ratios include 0.01% for the year ended June 30, 2018 attributed to interest expense.

5.	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

6.	Amount represents less than $0.01 per share.

7.	Not annualized.

8.	Annualized.

See accompanying notes to financial statements.

E V E N T I D E	76

S E M I - A N N U A L R E P O R T	December 31, 2020
Eventide Limited-Term Bond Fund
Financial Highlights, Class N

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Periods Presented

	Class N
	Six Months Ended
	December 31, 2020		Year Ended	Year Ended
	(Unaudited)		June 30, 2020	June 30, 2019 [1]
Net asset value, beginning of period	$10.62		$10.38	$10.03
Activity from investment operations:
Net investment income [2]	0.05		0.15	0.12
Net realized and unrealized gain on investments	0.20		0.30	0.34
Total from investment operations	0.25		0.45	0.46
Less distributions from:
Net investment income	(0.20)		(0.19)	(0.11)
Net realized gains	(0.07)		—	—
Return of capital	—		(0.02)	—
Total distributions	(0.27)		(0.21)	(0.11)

Net asset value, end of period	$10.60		$10.62	$10.38
Total return [3]	1.03	% [5]	4.37%	4.64	% [5]
Net assets, at end of period (000s)	$9,041		$37,973	$1,680
Ratio of gross expenses to average net assets before expense reimbursement [4]	0.98	% [6]	1.11%	2.41	% [6]
Ratio of net expenses to average net assets after expense reimbursement	0.75	% [6]	0.75%	0.98	% [6]
Ratio of net investment income to average net assets	0.91	% [6]	1.44%	2.20	% [6]
Portfolio Turnover Rate	55	% [5]	59%	60	% [5]

1.	Eventide Limited-Term Bond Fund Class N commenced on December 14, 2018.

2.	Per share amounts calculated using the average shares method.

3.	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the manager not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

4.	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements/recapture by the manager.

5.	Not annualized.

6.	Annualized.

See accompanying notes to financial statements.

E V E N T I D E	77

S E M I - A N N U A L R E P O R T	December 31, 2020
Eventide Limited-Term Bond Fund
Financial Highlights, Class A

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Periods Presented

	Class A
	Six Months
	Ended		Year	Period		Year	Year	Year	Year
	December 31,		Ended	Ended		Ended	Ended	Ended	Ended
	2020		June 30,	June 30,		October 31,	October 31,	October 31,	October 31,
	(Unaudited)		2020	2019 [1]		2018	2017	2016	2015 [2]
Net asset value, beginning of period	$10.65		$10.41	$10.06		$10.44	$10.48	$10.45	$10.62
Activity from investment operations:
Net investment income [3]	0.04		0.17	0.14		0.19	0.19	0.21	0.17
Net realized and unrealized gain (loss) on investments	0.07		0.27	0.37		(0.35)	(0.04)	0.02	(0.07)
Total from investment operations	0.11		0.44	0.51		(0.16)	0.15	0.23	0.10
Less distributions from:
Net investment income	(0.07)		(0.18)	(0.16)		(0.20)	(0.19)	(0.20)	(0.25)
Net realized gains	(0.07)		—	—		(0.02)	—	—	(0.02)
Return of capital	—		(0.02)	—		—	—	—	—
Total distributions	(0.14)		(0.20)	(0.16)		(0.22)	(0.19)	(0.20)	(0.27)

Paid-in-capital from redemption fees	—		—	—		0.00 [6]	0.00 [6]	0.00 [6]	0.00 [6]
Net asset value, end of period	$10.62		$10.65	$10.41		$10.06	$10.44	$10.48	$10.45
Total return [4]	1.01	% [7]	4.30%	5.08	% [7]	(1.52)%	1.49%	2.25%	0.97%
Net assets, at end of period (000s)	$20,268		$12,873	$13,977		$17,191	$25,479	$23,962	$21,972
Ratio of gross expenses to average net assets before expense reimbursement [5]	1.03	% [8]	1.16%	2.09	% [8]	1.62%	1.58%	1.51%	1.63%
Ratio of net expenses to average net assets after expense reimbursement	0.80	% [8]	0.80%	1.08	% [8]	1.25%	1.25%	1.25%	1.25%
Ratio of net investment income to average net assets	0.67	% [8]	1.63%	2.05	% [8]	1.89%	1.84%	1.99%	1.59%
Portfolio Turnover Rate	55	% [7]	59%	60	% [7]	27%	49%	52%	43%

1.	Represents the period November 1, 2018 through June 30, 2019. See Notes to Financial Statements, Note 1.

2.	On June 1, 2015 Epiphany FFV Strategic Income Fund Class N shares were renamed Class A shares.

3.	Per share amounts calculated using the average shares method.

4.	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the manager not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

5.	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the manager.

6.	Amount represents less than $0.01 per share.

7.	Not annualized.

8.	Annualized.

See accompanying notes to financial statements.

E V E N T I D E	78

S E M I - A N N U A L R E P O R T	December 31, 2020
Eventide Limited-Term Bond Fund
Financial Highlights, Class C

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Periods Presented

	Class C
	Six Months Ended
	December 31, 2020		Year Ended	Year Ended
	(Unaudited)		June 30, 2020	June 30, 2019 [1]
Net asset value, beginning of period	$10.60		$10.37	$10.03
Activity from investment operations:
Net investment income [2]	(0.01)		(0.01)	0.07
Net realized and unrealized gain on investments	0.07		0.37	0.35
Total from investment operations	0.06		0.36	0.42
Less distributions from:
Net investment income	(0.03)		(0.10)	(0.08)
Net realized gains	(0.07)		—	—
Return of capital	—		(0.03)	—
Total distributions	(0.10)		(0.13)	(0.08)

Net asset value, end of period	$10.56		$10.60	$10.37
Total return [3]	0.65	% [5]	3.50%	4.24	% [5]
Net assets, at end of period (000s)	$1,244		$401	$72
Ratio of gross expenses to average net assets before expense reimbursement [4]	1.78	% [6]	1.91%	3.21	% [6]
Ratio of net expenses to average net assets after expense reimbursement	1.55	% [6]	1.55%	1.78	% [6]
Ratio of net investment income to average net assets	(0.12	)% [6]	(0.08)%	1.45	% [6]
Portfolio Turnover Rate	55	% [5]	59%	60	% [5]

1.	Eventide Limited-Term Bond Fund Class C commenced on December 14, 2018.

2.	Per share amounts calculated using the average shares method.

3.	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the manager not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

4.	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements/recapture by the manager.

5.	Not annualized.

6.	Annualized.

See accompanying notes to financial statements.

E V E N T I D E	79

S E M I - A N N U A L R E P O R T	December 31, 2020
Eventide Limited-Term Bond Fund
Financial Highlights, Class I

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Periods Presented

	Class I
	Six Months
	Ended		Year	Period		Year		Year		Year		Year
	December 31,		Ended	Ended		Ended		Ended		Ended		Ended
	2020		June 30,	June 30,		October 31,		October 31,		October 31,		October 31,
	(Unaudited)		2020	2019 [1]		2018		2017		2016		2015 [2]
Net asset value, beginning of period	$10.89		$10.64	$10.27		$10.63		$10.51		$10.40		$10.55
Activity from investment operations:
Net investment income [3]	0.05		0.17	0.16		0.22		0.15		0.13		0.11
Net realized and unrealized gain (loss) on investments	0.07		0.31	0.38		(0.36)		(0.02)		0.02		(0.08)
Total from investment operations	0.12		0.48	0.54		(0.14)		0.13		0.15		0.03
Less distributions from:
Net investment income	(0.08)		(0.21)	(0.17)		(0.20)		(0.01)		(0.04)		(0.16)
Net realized gains	(0.07)		—	—		(0.02)		—		—		(0.02)
Return of capital	—		(0.02)	—		—		—		—		—
Total distributions	(0.15)		(0.23)	(0.17)		(0.22)		(0.01)		(0.04)		(0.18)

Paid-in-capital from redemption fees	—		—	—		(0.00	) [6]	(0.00	) [6]	(0.00	) [6]	(0.00	) [6]
Net asset value, end of period	$10.86		$10.89	$10.64		$10.27		$10.63		$10.51		$10.40
Total return [4]	1.09	% [7]	4.58%	5.30	% [7]	(1.31)%		1.20%		1.41%		0.33%
Net assets, at end of period (000s)	$65,938		$28,847	$3,230		$1,030		$889		$1,141		$914
Ratio of gross expenses to average net assets before expense reimbursement [5]	0.78	% [8]	0.91%	1.97	% [8]	1.38%		1.97%		2.26%		2.41%
Ratio of net expenses to average net assets after expense reimbursement	0.55	% [8]	0.55%	0.81	% [8]	1.00%		1.64%		2.00%		2.00%
Ratio of net investment income to average net assets	0.90	% [8]	1.58%	2.30	% [8]	2.10%		1.41%		1.24%		1.04%
Portfolio Turnover Rate	55	% [7]	59%	60	% [7]	27%		49%		52%		43%

1.	Represents the period November 1, 2018 through June 30, 2019. See Notes to Financial Statements, Note 1.

2.	Effective May 30, 2017, Epiphany FFV Strategic Income Fund Class C shares were reclassified Class I shares.

3.	Per share amounts calculated using the average shares method.

4.	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the manager not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

5.	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the manager.

6.	Amount represents less than $0.01 per share.

7.	Not annualized.

8.	Annualized.

See accompanying notes to financial statements.

E V E N T I D E	80

S E M I - A N N U A L R E P O R T	December 31, 2020
Eventide Multi -Asset Income Fund
Financial Highlights, Class N

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Periods Presented

	Class N
	Six Months Ended
	December 31, 2020		Year Ended	Year Ended	Year Ended		Year Ended	Period Ended
	(Unaudited)		June 30, 2020	June 30, 2019	June 30, 2018		June 30, 2017	June 30, 2016 [1]
Net asset value, beginning of period	$11.38		$10.90	$10.58	$11.05		$10.32	$10.00
Activity from investment operations:
Net investment income [2]	0.05		0.17	0.28	0.34		0.26	0.27
Net realized and unrealized gain (loss) on investments	1.91		0.59	0.39	(0.30)		0.79	0.21
Total from investment operations	1.96		0.76	0.67	0.04		1.05	0.48
Less distributions from:
Net investment income	(0.09)		(0.14)	(0.22)	(0.36)		(0.29)	(0.15)
Net realized gains	(0.02)		—	(0.03)	(0.15)		(0.03)	(0.01)
Return of capital	—		(0.14)	(0.10)	—		—	—
Total distributions	(0.11)		(0.28)	(0.35)	(0.51)		(0.32)	(0.16)

Net asset value, end of period	$13.23		$11.38	$10.90	$10.58		$11.05	$10.32
Total return [3]	17.29	% [8]	7.03%	6.61%	0.29%		10.29%	4.79	% [8]
Net assets, at end of period (000s)	$27,489		$19,454	$17,104	$17,028		$10,823	$3,899
Ratio of gross expenses to average net assets before expense reimbursement [4,5]	1.08	% [9]	1.19%	1.30%	1.29	% [6]	1.37%	2.06	% [9]
Ratio of net expenses to average net assets after expense reimbursement [5]	1.02	% [9]	1.10%	1.15%	1.16	% [6]	1.15%	1.15	% [9]
Ratio of net investment income to average net assets [5,7]	0.87	% [9]	1.44%	2.71%	3.05	% [6]	2.46%	2.82	% [9]
Portfolio Turnover Rate	33	% [8]	110%	79%	29%		38%	18	% [8]

1.	The Eventide Multi-Asset Income Fund commenced operations on July 15, 2015.

2.	Per share amounts calculated using the average shares method.

3.	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the manager not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

4.	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the manager.

5.	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

6.	The ratios include 0.01% for the year ended June 30, 2018 attributed to interest expense.

7.	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

8.	Not annualized.

9.	Annualized.

See accompanying notes to financial statements.

E V E N T I D E	81

S E M I - A N N U A L R E P O R T	December 31, 2020
Eventide Multi -Asset Income Fund
Financial Highlights, Class A

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Periods Presented

	Class A
	Six Months Ended
	December 31, 2020		Year Ended	Year Ended	Year Ended		Year Ended	Period Ended
	(Unaudited)		June 30, 2020	June 30, 2019	June 30, 2018		June 30, 2017	June 30, 2016 [1]
Net asset value, beginning of period	$11.38		$10.89	$10.57	$11.05		$10.32	$10.00
Activity from investment operations:
Net investment income [2]	0.06		0.16	0.28	0.30		0.25	0.27
Net realized and unrealized gain (loss) on investments	1.90		0.60	0.39	(0.28)		0.79	0.20
Total from investment operations	1.96		0.76	0.67	0.02		1.04	0.47
Less distributions from:
Net investment income	(0.09)		(0.14)	(0.22)	(0.35)		(0.28)	(0.14)
Net realized gains	(0.02)		—	(0.03)	(0.15)		(0.03)	(0.01)
Return of capital	—		(0.13)	(0.10)	—		—	—
Total distributions	(0.11)		(0.27)	(0.35)	(0.50)		(0.31)	(0.15)

Net asset value, end of period	$13.23		$11.38	$10.89	$10.57		$11.05	$10.32
Total return [3]	17.27	% [8]	7.07%	6.56%	0.15%		10.23%	4.74	% [8]
Net assets, at end of period (000s)	$14,227		$10,659	$8,817	$11,864		$20,080	$8,124
Ratio of gross expenses to average net assets before expense reimbursement [4,5]	1.13	% [9]	1.24%	1.35%	1.34	% [6]	1.42%	2.13	% [9]
Ratio of net expenses to average net assets after expense reimbursement [5]	1.07	% [9]	1.15%	1.20%	1.21	% [6]	1.20%	1.20	% [9]
Ratio of net investment income to average net assets [5,7]	0.82	% [9]	1.39%	2.63%	2.74	% [6]	2.33%	2.82	% [9]
Portfolio Turnover Rate	33	% [8]	110%	79%	29%		38%	18	% [8]

1.	The Eventide Multi-Asset Income Fund commenced operations on July 15, 2015.

2.	Per share amounts calculated using the average shares method.

3.	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the manager not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

4.	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the manager.

5.	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

6.	The ratios include 0.01% for the year ended June 30, 2018 attributed to interest expense.

7.	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

8.	Not annualized.

9.	Annualized.

See accompanying notes to financial statements.

E V E N T I D E	82

S E M I - A N N U A L R E P O R T	December 31, 2020
Eventide Multi -Asset Income Fund
Financial Highlights, Class C

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Periods Presented

	Class C
	Six Months Ended
	December 31, 2020		Year Ended	Year Ended	Year Ended		Year Ended	Period Ended
	(Unaudited)		June 30, 2020	June 30, 2019	June 30, 2018		June 30, 2017	June 30, 2016 [1]
Net asset value, beginning of period	$11.34		$10.86	$10.55	$11.03		$10.30	$10.00
Activity from investment operations:
Net investment income [2]	0.00	[8]	0.07	0.20	0.24		0.18	0.19
Net realized and unrealized gain (loss) on investments	1.91		0.60	0.38	(0.29)		0.77	0.22
Total from investment operations	1.91		0.67	0.58	(0.05)		0.95	0.41
Less distributions from:
Net investment income	(0.06)		(0.10)	(0.16)	(0.28)		(0.19)	(0.10)
Net realized gains	(0.02)		—	(0.03)	(0.15)		(0.03)	(0.01)
Return of capital	—		(0.09)	(0.08)	—		—	—
Total distributions	(0.08)		(0.19)	(0.27)	(0.43)		(0.22)	(0.11)

Net asset value, end of period	$13.17		$11.34	$10.86	$10.55		$11.03	$10.30
Total return [3]	16.81	% [9]	6.23%	5.73%	(0.49)%		9.29%	4.08	% [8]
Net assets, at end of period (000s)	$12,697		$8,091	$6,194	$6,654		$5,881	$2,424
Ratio of gross expenses to average net assets before expense reimbursement [4,5]	1.88	% [10]	1.99%	2.10%	2.09	% [6]	2.17%	2.81	% [9]
Ratio of net expenses to average net assets after expense reimbursement [5]	1.82	% [10]	1.90%	1.95%	1.96	% [6]	1.95%	1.95	% [9]
Ratio of net investment income to average net assets [5,7]	0.07	% [10]	0.64%	1.90%	2.19	% [6]	1.63%	1.99	% [9]
Portfolio Turnover Rate	33	% [10]	110%	79%	29%		38%	18	% [8]

1.	The Eventide Multi-Asset Income Fund commenced operations on July 15, 2015.

2.	Per share amounts calculated using the average shares method.

3.	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the manager not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

4.	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the manager.

5.	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

6.	The ratios include 0.01% for the year ended June 30, 2018 attributed to interest expense.

7.	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

8.	Amount represents less than $0.01 per share.

9.	Not annualized.

10.	Annualized.

See accompanying notes to financial statements.

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Eventide Multi-Asset Income Fund
Financial Highlights, Class I

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Periods Presented

	Class I
	Six Months Ended
	December 31, 2020		Year Ended	Year Ended	Year Ended		Year Ended	Period Ended
	(Unaudited)		June 30, 2020	June 30, 2019	June 30, 2018		June 30, 2017	June 30, 2016 [1]
Net asset value, beginning of period	$11.38		$10.90	$10.58	$11.05		$10.33	$10.00
Activity from investment operations:
Net investment income [2]	0.06		0.18	0.31	0.36		0.28	0.28
Net realized and unrealized gain (loss) on investments	1.91		0.60	0.38	(0.31)		0.78	0.22
Total from investment operations	1.97		0.78	0.69	0.05		1.06	0.50
Less distributions from:
Net investment income	(0.10)		(0.15)	(0.23)	(0.37)		(0.31)	(0.16)
Net realized gains	(0.02)		—	(0.03)	(0.15)		(0.03)	(0.01)
Return of capital	—		(0.15)	(0.11)	—		—	—
Total distributions	(0.12)		(0.30)	(0.37)	(0.52)		(0.34)	(0.17)

Net asset value, end of period	$13.23		$11.38	$10.90	$10.58		$11.05	$10.33
Total return [3]	17.39	% [8]	7.23%	6.81%	0.47%		10.47%	5.03	% [8]
Net assets, at end of period (000s)	$151,769		$110,295	$79,513	$76,764		$43,821	$18,081
Ratio of gross expenses to average net assets before expense reimbursement [4,5]	0.88	% [9]	0.99%	1.10%	1.09	% [6]	1.17%	1.81	% [9]
Ratio of net expenses to average net assets after expense reimbursement [5]	0.82	% [9]	0.90%	0.95%	0.96	% [6]	0.95%	0.95	% [9]
Ratio of net investment income to average net assets [5,7]	1.07	% [9]	1.65%	2.92%	3.32	% [6]	2.62%	2.94	% [9]
Portfolio Turnover Rate	33	% [8]	110%	79%	29%		38%	18	% [8]

1.	The Eventide Multi-Asset Income Fund commenced operations on July 15, 2015.

2.	Per share amounts calculated using the average shares method.

3.	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the manager not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

4.	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the manager.

5.	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

6.	The ratios include 0.01% for the year ended June 30, 2018 attributed to interest expense.

7.	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

8.	Not annualized.

9.	Annualized.

See accompanying notes to financial statements.

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Eventide Funds
Notes to Financial Statements (Unaudited)	December 31, 2020

(1)	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Mutual Fund Series Trust (the “Trust”), was organized as an Ohio business trust on February 27, 2006. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust currently consists of thirty-nine series. These financial statements include the following series: Eventide Core Bond Fund, Eventide Dividend Opportunities Fund (formerly Eventide Global Dividend Opportunities Fund), Eventide Exponential Technologies Fund, Eventide Gilead Fund, Eventide Healthcare & Life Sciences Fund, Eventide Limited-Term Bond Fund and the Eventide Multi-Asset Income Fund (each a “Fund” or collectively the “Funds”). Each Fund except Eventide Exponential Technologies Fund is a diversified series of the Trust. Eventide Exponential Technologies Fund is a non-diversified series of the Trust. The Funds’ investment manager is Eventide Asset Management, LLC (the “Manager”).

Eventide Core Bond Fund commenced operations on July 31, 2020. The Fund’s investment objective is total return consistent with income generation.

Eventide Dividend Opportunities Fund commenced operations on September 29, 2017. The Fund’s investment objectives are dividend income and long-term capital appreciation. The Fund’s secondary objective is dividend growth.

Eventide Exponential Technologies Fund commenced operations on June 30, 2020. The Fund’s investment objective is to achieve long-term capital appreciation.

Eventide Gilead Fund commenced operations on July 8, 2008. The Fund’s investment objective is to achieve long-term capital appreciation.

Eventide Healthcare & Life Sciences Fund commenced operations on December 27, 2012. The Fund’s investment objective is to achieve long-term capital appreciation.

Eventide Limited-Term Bond Fund (formerly Epiphany FFV Strategic Income Fund) Class A and Class I shares commenced operations on July 28, 2010. On March 29, 2017, the Board of Trustees of Epiphany Funds voted to reclassify (the “Conversion”) all outstanding Class C Shares of the Epiphany FFV Strategic Income Fund to Class I shares to be effective on May 30, 2017 (the “Conversion Date”). On the Conversion Date, each Class C share was reclassified as a Class I shares equal in value to the Class C shares owned by that shareholder for the respective fund. The Eventide Limited-Term Bond Fund’s Class N and Class C shares commenced operations December 14, 2018. The Fund changed its fiscal year end from October 31 to June 30. The Fund’s investment objective is income.

Eventide Multi-Asset Income Fund commenced operations on July 15, 2015. The Fund’s investment objective is to seek current income while maintaining the potential for capital appreciation.

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Each Fund offers four classes of shares, Class N, Class A, Class C and Class I. Each class differs as to sales and redemption charges and ongoing fees.

The following is a summary of significant accounting policies consistently followed by the Funds and are in accordance with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are an investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including Accounting Standards Update 2013-08.

a) Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the boards of trustees of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. A Fund may fair value a particular bond if the manager does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. Short term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, provided each such valuations represent fair value. Options are valued at their closing price on the exchange they are traded on. When no closing price is available, options are valued at their mean price.

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Board, pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the New York Stock Exchange close.

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

■	Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.
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■	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

■	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2020 for the Funds’ assets measured at fair value:

Eventide Core Bond Fund Assets

Security Classifications	Level 1	Level 2	Level 3	Totals
Corporate Bonds	$—	$30,893,287	$—	30,893,287
Municipal Bonds	—	600,384	—	600,384
U.S. Government & Agencies	—	19,676,772	—	19,676,772
Short-Term Investments	803,239	—	—	803,239
Total	$803,239	$51,170,443	$—	$51,973,682

Eventide Dividend Opportunities Fund Assets

Security Classifications	Level 1	Level 2	Level 3	Totals
Common Stock [1]	$121,040,102	$—	$—	121,040,102
Corporate Bonds	—	5,928,302	—	5,928,302
Limited Partnerships	7,435,845	—	—	7,435,845
Preferred Stock	4,994,870	—	—	4,994,870
Real Estate Investment Trusts (REITs)	23,942,570	—	—	23,942,570
Short-Term Investments	1,581,947	—	—	1,581,947
Total	$158,995,334	$5,928,302	$—	$164,923,636
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Eventide Exponential Technologies Fund Assets

Security Classifications	Level 1	Level 2	Level 3	Totals
Common Stock [1]	$55,914,315	$—	$—	55,914,315
Corporate Bond	—	318,000	—	318,000
Limited Partnerships	—	—	—	—
Put Options Purchased	70,980	67,700	—	138,680
Short-Term Investments	4,166,922	—	—	4,166,922
Total	$60,152,217	$385,700	$—	$60,537,917

Eventide Gilead Fund Assets

Security Classifications	Level 1	Level 2	Level 3	Totals
Common Stock [1]	$3,893,970,547	$8,397,275	$—	$3,902,367,822
Contingent Value Rights	—	—	3,424,532	3,424,532
Corporate Bonds	—	57,570,000	—	57,570,000
Limited Partnerships	129,435,150	—	—	129,435,150
Preferred Stock	—	81,891,827	27,269,712	109,161,539
Real Estate Invesment Trusts (REITs)	77,687,700	—	—	77,687,700
Short-Term Investments	10,798,471	—	—	10,798,471
Total	$4,111,891,868	$147,859,102	$30,694,244	$4,290,445,214

Eventide Healthcare & Life Sciences Fund Assets

Security Classifications	Level 1	Level 2	Level 3	Totals
Common Stock [1]	$1,778,207,166	$20,132,201	$—	$1,798,339,367
Contingent Value Rights	—	—	1,314,523	1,314,523
Preferred Stock	—	139,408,689	73,765,515	213,174,204
Put Options Purchased	10,039,445	292,005	—	10,331,450
Warrants	—	1,152,000	—	1,152,000
Short-Term Investments	183,101,030	—	—	183,101,030
Total	$1,971,347,641	$160,984,895	$75,080,038	$2,207,412,574

Eventide Limited-Term Bond Fund Assets

Security Classifications	Level 1	Level 2	Level 3	Totals
Collateralized Mortgage Obligations	$—	$846,336	$—	$846,336
Corporate Bonds	—	45,431,072	—	45,431,072
Municipal Bonds	—	2,761,019	—	2,761,019
Non U.S. Government & Agencies	—	921,383	—	921,383
U.S. Government & Agencies	—	42,922,984	—	42,922,984
Short-Term Investment	3,044,263	—	—	3,044,263
Total	$3,044,263	$92,882,794	$—	$95,927,057

Eventide Multi-Asset Income Fund Assets

Security Classifications	Level 1	Level 2	Level 3	Totals
Collateralized Mortgage Obligations	$—	$2,220,197	$—	$2,220,197
Common Stock [1]	72,770,409	—	—	72,770,409
Corporate Bonds	—	65,979,797	—	65,979,797
Limited Partnerships	5,987,565	—	—	5,987,565
Municipal Bonds	—	3,524,729	—	3,524,729
Non U.S. Government & Agencies	—	514,890	—	514,890
Preferred Stock	4,108,930	—	—	4,108,930
Real Estate Investment Trusts (REITs)	16,878,431	—	—	16,878,431
U.S. Government & Agencies	—	23,683,374	—	23,683,374
Short-Term Investment	2,300,155	—	—	2,300,155
Total	$102,045,490	$95,922,987	$—	$197,968,477

1.	For a detailed break-out of investments by industry, please refer to the Portfolios of Investments.
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The following is a reconciliation of assets in which level 3 inputs were used in determining value:

Eventide Gilead Fund
	Contingent Value Rights	Preferred Stock
Beginning balance 6/30/2020	$3,424,532	$36,769,714
Total realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	—	500,000
Cost of purchases	—	—
Proceeds from sales	—	—
Dividend reinvest	—	—
Net transfers in/out of level 3	—	(10,000,002)
Ending balance 12/31/2020	$3,424,532	$27,269,712

Eventide Healthcare & Life Sciences Fund
	Contingent Value Rights	Preferred Stock
Beginning balance 6/30/2020	$1,314,523	$67,723,882
Total realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	—	(317,337)
Cost of purchases	—	42,108,971
Proceeds from sales	—	—
Dividend reinvest	—	—
Net transfers in/out of level 3	—	(35,750,001)
Ending balance 12/31/2020	$1,314,523	$73,765,515

The significant unobservable inputs used in the fair value measurement of the Funds’ Level 3 private investment in Beta Bionic Series B/B2, Casma Therapeutics, Inc., Cullinan Oncology, LLC, DiCE Molecules Series C, Goldfinch Biopharma, Inc. Series A, Goldfinch Biopharma, Inc. Series B, Prometheus Biosciences, Inc., Prometheus Laboratories, Inc., Talaris Therapeutics Series B and VectivBio A.G. Series A-2 preferred stocks are as follows (1) recent investor transactions in the companies (2) updates from the companies including new clinical trials data (3) a five-percent discount based on liquidity of the securities held. A significant increase or decrease in the liquidity discount could result in a significantly lower or higher fair value, respectively.

The significant unobservable inputs used in the fair value measurement of the Funds’ Level 3 private investment in Peloton Therapeutics, Inc. contingent value rights are as follows (1) recent investor transactions in the company (2) updates from the company including new clinical trials data (3) a five-percent discount based on liquidity of the securities held. A significant increase or decrease in the liquidity discount could result in a significantly lower or higher fair value, respectively.

Fair Value at December 31, 2020	Valuation Techniques	Unobservable Input	Impact to Valuation
$0.86	Anticipated sale price less discounts plus discounted cash flow of contingent future payments.	2.5 - 75% range for probability of success of milestones, with a per share discounted weighted average of $0.8168.	Increase (Decrease) in Rate of Success Ratio equals increases (decreases) value

		5% Liquidity Risk 5% Deal Risk	Increase (Decrease) in Credit Risk/ Liquidity Risk equals Decrease (Increase) in value

There was a change in fair valuation measurement inputs from Level 3 to Level 2 for two preferred stocks. Level 2 valuations became available based on the Fund receiving daily valuations via the underlying common stock.

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The total change in unrealized appreciation and depreciation included in the Statement of Operations attributable to Level 3 investments still held at December 31, 2020 was $500,000 and $(317,337) for the Eventide Gilead Fund and Eventide Healthcare & Life Sciences Fund, respectively.

b) Accounting for Options – When the Funds write an option, an amount equal to the premium received by the Funds is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Funds have realized gains or losses. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Funds.

The Manager may use options strategies, such as puts and covered calls on individual securities, as well as options on securities indices, to generate income, to reduce portfolio volatility, or to reduce downside risk when the manager believes adverse market, political or other conditions are likely. The Manager may also utilize a combination of puts and/or calls regarding the same security (sometimes referred to as “straddles,” “collars” or “spreads”) or utilize puts and calls on related securities. The Funds may purchase a call option on a stock (including securities of exchange traded funds (“ETFs”)) it may purchase at some point in the future. When the Funds purchase an option, the premium paid is recorded as an asset. Each day the option contract is valued in accordance with the procedures for security valuation discussed above. When an offsetting option is written (a closing transaction) or the option contract expires, the Funds realize a gain or loss and the asset representing such option contract is eliminated. When a put option is exercised, the Funds realize a gain or loss from the sale of the underlying security and the proceeds of the sale are decreased by the premiums originally paid. When a call option is exercised, the Funds purchase the underlying security and the cost basis of such purchase is increased by the premium originally paid.

The notional value of the derivative instruments outstanding as of December 31, 2020 as disclosed in the Portfolios of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the six months as disclosed above and within the Statements of Operations serve as indicators of the volume of derivative activity of the Funds.

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The effect of derivative instruments on the Statement of Assets & Liabilities for the six months ended December 31, 2020 was as follows:

Eventide Exponential Technologies Fund

Derivative	Primary Risk Exposure	Location of Derivative on Statement of Assets and Liabilities	Fair Value of Asset Derivative
Put Options Purchased	Equity Risk	Unaffiliated investments at value	$138,680
Total			$138,680

Eventide Healthcare & Life Sciences Fund

Derivative	Primary Risk Exposure	Location of Derivative on Statement of Assets and Liabilities	Fair Value of Asset Derivative
Put Options Purchased	Equity Risk	Unaffiliated investments at value	10,331,450
Total			10,331,450

The effect of derivative instruments on the Statement of Operations for the six months ended December 31, 2020 was as follows:

Eventide Exponential Technologies Fund

Derivatives Not Accounted for as Hedging	Primary Risk	Location of Gain (Loss) on Derivatives	Realized and Unrealized Gain (Loss) on Liability
Instruments under GAAP	Exposure	Recognized in Income	Derivatives Recognized in Income
Options Purchased	Equity Risk	Net change unrealized depreciation from unaffiliated investments	$(28,798)
Total			$(28,798)

Eventide Gilead Fund

Derivatives Not Accounted for as Hedging	Primary Risk	Location of Gain (Loss) on Derivatives	Realized and Unrealized Gain (Loss) on Liability
Instruments under GAAP	Exposure	Recognized in Income	Derivatives Recognized in Income
Options Purchased	Equity Risk	Net realized loss from unaffiliated investments	$(6,702,200)
Options Purchased	Equity Risk	Net change unrealized appreciation from unaffiliated investments	2,517,200
Total			$(4,185,000)

Eventide Healthcare & Life Sciences Fund

Derivatives Not Accounted for as Hedging	Primary Risk	Location of Gain (Loss) on Derivatives	Realized and Unrealized Gain (Loss) on Liability
Instruments under GAAP	Exposure	Recognized in Income	Derivatives Recognized in Income
Options Purchased	Equity Risk	Net change unrealized appreciation from unaffiliated investments	$845,558
Total			$845,558

c) Short Sales – The Funds may sell securities short. A short sale is a transaction in which the Funds sell securities they do not own in anticipation of a decline in the market price of the securities. To deliver the securities to the buyer, the Funds must arrange through a broker to borrow the securities and, in so doing, the Funds become obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be. The Funds will make a profit or incur a loss as a result of a short sale depending on whether the price of the securities decrease or increase between the date of the short sale and the date on which the Funds purchased the securities to replace the borrowed securities that have been sold.

d)  Federal Income Tax – The Funds have qualified and intend to continue to qualify as regulated investment companies and to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income or excise tax provisions are required.

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As of and during the six months ended December 31, 2020, the Funds did not have a liability for any unrecognized tax expense. The Funds recognize interest and penalties, if any, related to unrecognized tax expense as income tax expense in the Statements of Operations. As of December 31, 2020, the Funds did not incur any interest or penalties. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended June 30, 2018 to June 30, 2020, or expected to be taken in the Funds’ June 30, 2021 year-end tax returns.

e) Distributions to Shareholders – Distributions to shareholders, which are determined in accordance with income tax regulations and may differ from GAAP, are recorded on the ex-dividend date. Each Fund typically distributes substantially all of its net investment income in the form of dividends, interest and taxable capital gains to its shareholders. These distributions are automatically reinvested in the Fund unless you request cash distributions on your application or through a written request to the Fund. Each Fund expects that its distributions will consist of both capital gains, interest and dividend income. Each Fund may make distributions of its net realized capital gains (after any reductions for capital loss carry forwards) annually except for the Eventide Multi-Asset Income Fund which is monthly. The Funds intend to make quarterly distributions if applicable.

f) Multiple Class Allocations – Income, non-class specific expenses and realized/unrealized gains or losses are allocated to each class based on relative net assets. Distribution fees are charged to each respective share class in accordance with the distribution plan. Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

g) Security Transactions and Investment Income – Investment and shareholder transactions are recorded on the trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Funds and interest income is recognized on an accrual basis. Discounts and premiums on debt securities are amortized over their respective lives using the effective interest method, except certain callable debt securities that are held at premium and will be amortized to the earliest call date. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Distributions received from a Fund’s investments in MLPs generally are comprised of income and return of capital. The Funds record these distributions as investment income and subsequently adjusts these distributions within the components of net assets based upon their tax treatment when the information becomes available.

h) Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

i) Indemnification – The Trust indemnifies its offers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. In the normal course of business, the Trust may enter into contracts that contain a variety of representations and warranties and provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

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j) Redemption Fees and Sales Charges (loads) – A $15 fee may be charged for redemptions made by wire. A maximum sales charge of 5.75% is imposed on Class A shares of the Funds. Class A shares purchased where the sales charge was waived, are subject to a CDSC of 1.00% on redemptions within 180 days of purchase. The respective shareholders pay such CDSC charges, which are not an expense of the Funds. For the six months ended December 31, 2020, there were redemption fees of $0 paid to the Eventide Core Bond Fund, Eventide Dividend Opportunities Fund, Eventide Limited-Term Bond Fund and Eventide Multi-Asset Income Fund and there were $0 in CDSC fees paid to the Distributor. For the six months ended December 31, 2020, there were redemption fees of $4,620, $0 and $27,786 paid to the Eventide Exponential Technologies Fund, Eventide Gilead and Eventide Healthcare & Life Sciences Fund, respectively. There was $1,941 and $4 in CDSC fees paid to the Distributor for the Eventide Healthcare & Life Sciences Fund and Eventide Multi-Asset Income Fund, respectively.

k) Cash and cash equivalents – Cash and cash equivalents are held with a financial institution. The asset of the Fund may be placed in deposit accounts at U.S. banks and such deposits generally exceed Federal Deposit Insurance Corporation (“FDIC”) insurance limits. The FDIC insures deposit accounts up to $250,000 for each accountholder. The counterparty is generally a single bank rather than a group of financial institutions; thus there may be a greater counterparty credit risk. The Fund places deposits only with those counterparties which are believed to be creditworthy and there has been no history of loss.

(2)	INVESTMENT TRANSACTIONS

For the six months ended December 31, 2020, aggregate purchases and proceeds from sales of investment securities (excluding short-term investments) for the Funds were as follows:

	Purchases	Sales
Eventide Core Bond Fund	$54,052,279	$5,363,750
Eventide Dividend Opportunities Fund	93,607,285	20,083,780
Eventide Exponential Technologies Fund	54,656,186	8,107,080
Eventide Gilead Fund	526,202,477	320,702,306
Eventide Healthcare & Life Sciences Fund	578,579,207	625,942,367
Eventide Limited-Term Bond Fund	49,264,440	35,654,816
Eventide Multi-Asset Income Fund	78,598,259	53,133,719

(3)	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Eventide Asset Management, LLC acts as investment manager to the Funds pursuant to the terms of a management agreement between the Manager of the Trust (the “Management Agreement”). Since December 14, 2018, Eventide Asset Management, LLC serves as investment adviser to the Eventide Limited-Term Bond Fund. Prior to December 14, 2018, Trinity Fiduciary Partners, LLC (“Trinity”) served as the Epiphany FFV Strategic Income Fund (“Epiphany FFV Fund”) investment adviser. Boyd Watterson Asset Management, LLC serves as sub-adviser to the Eventide Limited-Term Bond Fund, the Eventide Core Bond Fund, and a portion of the Eventide Multi-Asset Income Fund’s portfolio. Under the terms of the Management Agreement, the Manager manages the investment operations of the Funds in accordance with the Funds’ investment policies and restrictions. The Manager provides the Funds with investment advice and supervision and furnishes an investment program for the Funds. For its investment management services, the Funds pay to the Manager, as of the last day of each month, an annualized fee equal to 0.36% of average net assets of the Eventide Core Bond Fund, 1.00% of average net assets of the Eventide Gilead Fund and 1.10% of average net assets of the Eventide Exponential Technologies Fund and

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Eventide Healthcare & Life Sciences Fund, 0.73% of average net assets of the Eventide Dividend Opportunities Fund, and 0.60% of the Eventide Multi-Asset Income Fund and 0.33% of the average net assets of the Eventide Limited-Term Bond Fund, such fees to be computed daily based upon daily average net assets of the respective Fund. Prior to March 2, 2020 the management fee was 0.73% of the average net assets of the Eventide Multi-Asset Income Fund. The Eventide Limited-Term Bond Fund paid to the Manager, as of the last day of each month, an annualized fee equal to 0.45% of average net assets prior to December 14, 2018. The Manager pays expenses incurred by it in connection with acting as investment manager to the Funds other than costs (including taxes and brokerage commissions, borrowing costs, costs of investing in underlying funds and extraordinary expenses, if any) of securities purchased for the Funds and certain other expenses paid by the Funds (as detailed in the Management Agreement). The Manager pays for all employees, office space and facilities required by it to provide services under the Management Agreement, with the exception of specific items of expense (as detailed in the Management Agreement). For the six months ended December 31, 2020, management fees of $64,581, $383,921, $116,152, $18,066,102, $10,176,765, $136,261 and $521,380 were incurred by the Eventide Core Bond Fund, Eventide Dividend Opportunities Fund, Eventide Exponential Technologies Fund, Eventide Gilead Fund, Eventide Healthcare & Life Sciences Fund, Eventide Limited-Term Bond Fund and Eventide Multi-Asset Income Fund, respectively, before the waivers and reimbursements described below.

The Manager and the Trust have entered into an Expense Limitation Agreement under which the Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds and extraordinary expenses) at 0.83%, 1.58%, 0.78% and 0.58% of the average daily net assets of Eventide Core Bond Fund’s Class A, Class C, Class N and Class I, 1.20%, 1.95%, 1.15% and 0.95% of the average daily net assets of Eventide Dividend Opportunities Fund’s Class A, Class C, Class N and Class I, 1.68%, 2.43%, 1.63% and 1.43% of the average daily net assets of Eventide Exponential Technologies Fund’s Class A, Class C, Class N and Class I, 1.67%, 2.42%, 1.62% and 1.42% of the average daily net assets of Eventide Gilead Fund’s Class A, Class C, Class N and Class I, 1.68%, 2.43%, 1.63% and 1.43% of the average daily net assets and of Eventide Healthcare & Life Sciences Fund’s Class A, Class C, Class N and Class I, 0.80%, 1.55%, 0.75% and 0.55% of the average daily net assets of Eventide Limited-Term Bond Fund’s Class A, Class C, Class N and Class I respectively at least until October 31, 2021; and 1.07%, 1.82%, 1.02% and 0.82% of the average daily net assets of Eventide Multi-Asset Income Fund’s Class A, Class C, Class N and Class I, respectively at least until October 31, 2021. The expense limits prior to March 2, 2020 were 1.20%, 1.95%, 1.15% and 0.95% of the average daily net assets of Eventide Multi-Asset Income Fund’s Class, A shares, Class C shares, Class N shares and Class I shares, respectively. Prior to December 14, 2018, Trinity had contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain total annual operating expenses at 1.25% and 1.00% of the average daily net assets of Epiphany FFV Fund’s Class A and Class I. Each waiver or reimbursement by the Manager is subject to repayment by the Fund within the three years following the year in which that particular expense is incurred, if the Fund is able to make the repayment without exceeding the expense limitation in effect at that time and the repayment is approved by the Board of Trustees.

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For the six months ended December 31, 2020, the Manager waived management fees of $0 for each of the Eventide Gilead Fund and Eventide Healthcare & Life Sciences Fund, waived fees of $53,087 from the Eventide Core Bond Fund, $46,397 from the Eventide Dividend Opportunities Fund, $60,056 from the Eventide Exponential Technologies Fund, $91,163 from the Eventide Limited-Term Bond Fund and $48,226 from the Eventide Multi-Asset Income Fund pursuant to its contractual agreement. As of December 31, 2020, the Manager has waived/reimbursed expenses that may be recovered no later than June 30 of the years indicated below:

	2021	2022	2023
Eventide Dividend Opportunities Fund	$90,311	$106,626	$114,935
Eventide Limited-Term Bond Fund	—	111,782	148,648
Eventide Multi-Asset Income Fund	124,623	164,563	103,007

The Eventide Gilead Fund and Healthcare & Life Sciences Fund do not have any expenses previously waived by the Manager that are subject to recapture and did not waive any further expenses during the six months ended December 31, 2020.

The Trust has entered into a Management Services Agreement with MFund, LLC (“MFund”). Pursuant to the Management Services Agreement, MFund provides sponsorship, management and administration services. For MFund’s services to the Fund, the Fund pays MFund a base fee of $5,000 annually, an annualized asset based fee of 0.10% of average daily net assets up to $50 million, with lower fees at higher asset levels, plus reimbursement of out of pocket expenses. For the six months ended December 31, 2020, the Eventide Core Bond Fund, Eventide Dividend Opportunities Fund, Eventide Exponential Technologies Fund, Eventide Gilead Fund, Eventide Healthcare & Life Sciences Fund, Eventide Limited-Term Bond Fund and Eventide Multi-Asset Income Fund incurred $6,246, $14,858, $4,954, $442,343, $219,484, $12,244 and $22,965 for such fees, respectively.

Effective April 2015, pursuant to the Management Services Agreements, MFund provides chief compliance officer services to the Funds. For these services, the Funds pay MFund an annual base fee plus an annual asset-based fee. In addition, the Funds reimburse MFund for any reasonable out- of- pocket expenses incurred in the performance of its duties under the Management Services Agreement.

The amounts due to MFund at December 31, 2020 for chief compliance officer services are listed in the Statements of Assets and Liabilities under “Compliance officer fees payable” and the amounts accrued for the year are shown in the Statements of Operations under “Compliance officer fees.”

A Trustee and Officer of the Trust is also the controlling member of MFund, Alphacentric Advisors LLC, and Catalyst Capital Advisors LLC (Alphacentric and Catalyst each serve as an investment advisor to other series of the Trust), and is not paid any fees directly by the Trust for serving in such capacities.

Trustees who are not “interested persons” as that term is defined in the 1940 Act, are paid a quarterly retainer and receive compensation for each special in-person meeting attended. The fees paid to the Independent Trustees for their attendance at a meeting will be shared equally by the funds of the Trust in which the meeting relates. The Lead Independent Trustee of the Trust and the Chairman of the Trust’s Audit Committee receives an additional quarterly retainer. The “interested persons” of the Trust receive no compensation from the Funds. The Trust reimburses each Trustee and Officer for his or her travel and other expenses related to attendance at such meetings.

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Gemini Fund Services, LLC (“GFS”), an affiliate of the Distributor, provides administrative, fund accounting, and transfer agency services to the Fund’s pursuant to agreements with the Trust, for which it receives from each Fund: (i) basis points in decreasing amounts as assets reach certain breakpoints; and (ii) any related out-of-pocket expenses.

Blu Giant, LLC (“Blu Giant”), an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

Certain Officers of the Trust are also employees of GFS, and are not paid any fees directly by the Trust for serving in such capacity.

The Trust has adopted a Distribution Plan pursuant to rule 12b-1 under the 1940 Act for each class of shares except Class I, that allows the Funds to pay distribution and shareholder servicing expenses of up to 0.25% per annum for the Class N shares, up to 0.50% per annum for the Class A shares and up to 1.00% for the Class C shares based on average daily net assets of each class. The Class N shares are currently paying 0.20% per annum of 12b-1 fees, Class A shares are currently paying 0.25% per annum of 12b-1 fees and Class C shares are currently paying 1.00% per annum of 12b-1 fees.

The 12b-1 fees may be used for a variety of purposes, including compensating dealers and other financial service organizations for eligible services provided by those parties to the Funds and their shareholders and to reimburse Northern Lights Distributors, LLC. (the “Distributor”) and the Manager for distribution related expenses.

For the six months ended December 31, 2020, the Distributor received $546, $5,627, $11,293, $143,716, $74,956, $4,556 and $11,978 in underwriter commissions from the sale of shares of the Fund from the Eventide Core Bond Fund, Eventide Dividend Opportunities Fund, Eventide Exponential Technologies, Eventide Gilead Fund, Eventide Healthcare & Life Sciences Fund, Eventide Limited-Term Bond Fund and Eventide Multi-Asset Income Fund, respectively.

(4)	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Represents aggregate cost for federal tax purposes, including options written, for the Funds as of December 31, 2020 and differs from market value by net unrealized appreciation/depreciation which consisted of:

		Gross Unrealized	Gross Unrealized	Total Unrealized
Fund	Aggregate Cost	Appreciation	Depreciation	Appreciation
Eventide Core Bond Fund	$51,639,825	$375,990	$(42,133)	$333,857
Eventide Dividend Opportunities Fund	136,689,347	28,537,522	(303,233)	28,234,289
Eventide Exponential Technologies Fund	51,137,692	9,616,319	(216,094)	9,400,225
Eventide Gilead Fund	2,092,063,625	2,225,674,120	(27,292,531)	2,198,381,589
Eventide Healthcare & Life Sciences Fund	1,367,070,021	878,211,000	(37,868,447)	840,342,553
Eventide Limited-Term Bond Fund	94,765,252	1,184,446	(22,641)	1,161,805
Eventide Multi-Asset Income Fund	164,898,416	33,630,305	(560,244)	33,070,061
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The tax character of Fund distributions paid for the year ended June 30, 2020 and June 30, 2019 was as follows:

	For the year ended June 30, 2020:
	Ordinary	Long-Term	Return of
Fund	Income	Capital Gains	Capital	Total
Eventide Dividend Opportunities Fund	$213,501	$—	$399,315	$612,816
Eventide Gilead Fund	—	80,392,392	—	80,392,392
Eventide Healthcare & Life Sciences Fund	7,562,297	18,687,917	—	26,250,214
Eventide Limited-Term Bond Fund	732,710	—	146,859	879,569
Eventide Multi-Asset Income Fund	1,463,734	48,593	1,671,355	3,183,682

	For the year ended June 30, 2019:
	Ordinary	Long-Term	Return of
Fund	Income	Capital Gains	Capital	Total
Eventide Dividend Opportunities Fund	$238,546	$—	$21,850	$260,396
Eventide Gilead Fund	—	91,170,811	—	91,170,811
Eventide Healthcare & Life Sciences Fund	24,202,535	24,353,083	—	48,555,618
Eventide Limited-Term Bond Fund	264,337	19,297	—	283,634
Eventide Multi-Asset Income Fund	2,420,976	299,039	1,065,538	3,785,553

As of June 30, 2020, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Fund	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Eventide Dividend Opportunities Fund	$—	$—	$(1,832,464)	$(379,812)	$—	$5,323,648	$3,111,372
Eventide Gilead Fund	—	3,115,342	(10,457,475)	—	—	1,200,946,637	1,193,604,504
Eventide Healthcare & Life Sciences Fund	2,580,849	—	(11,374,877)	—	—	532,574,845	523,780,817
Eventide Limited-Term Bond Fund	—	—	(77,563)	(170,193)	—	1,642,851	1,395,095
Eventide Multi-Asset Income Fund	—	—	(1,016,826)	—	—	12,402,250	11,385,424

The difference between book basis and tax basis undistributed net investment income/(loss), accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales, passive foreign investment companies, and adjustments for partnerships, real estate investment trusts, C-Corporation return of capital, trust preferred securities, paydowns and deemed distributions.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such capital losses as follows:

Late Year
Fund	Losses
Eventide Gilead Fund	$10,457,475
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Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such capital losses as follows:

Post October
Fund	Losses
Eventide Dividend Opportunities Fund	$1,832,464
Eventide Healthcare & Life Sciences Fund	11,374,877
Eventide Limited-Term Bond Fund	77,563
Eventide Multi-Asset Income Fund	1,016,826

At June 30, 2020, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains, utilized capital loss carryforwards as follows:

	Non-Expiring
Fund	Short-Term	Long-Term	Total
Eventide Dividend Opportunities Fund	$44,615	$335,197	$379,812
Eventide Limited-Term Bond Fund	—	170,193	170,193

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of net operating losses, distribution reclasses, non-deductible expenses and adjustments for partnerships, real estate investment trusts, C-Corporation return of capital and deemed distributions, resulted in reclassifications for the Funds for the fiscal year ended June 30, 2020 as follows:

	Paid In	Accumulated
Fund	Capital	Earnings (Losses)
Eventide Dividend Opportunities Fund	$(99)	$99
Eventide Gilead Fund	(14,153,046)	14,153,046
Eventide Healthcare & Life Sciences Fund	—	—
Eventide Limited-Term Bond Fund	(1,042)	1,042
Eventide Multi-Asset Income Fund	16,445	(16,445)
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(5)	INVESTMENTS IN AFFILIATED COMPANIES

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Companies which are affiliates of the Eventide Gilead Fund and Eventide Healthcare & Life Sciences Fund at December 31, 2020 are noted in the Fund Portfolio of Investments. Transactions during the period with companies which are affiliates are as follows:

Eventide Gilead Fund

		Share					Net Increase/			Share
		Balance at				Dividends	Decrease in	Realized	Market Value	Balance at
	Market Value at	June 30,		Sales		Credited to	Appreciation	Gains	at December	December
Description	June 30, 2020	2020	Purchases	Proceeds	Corporate Actions	Income	(Depreciation)	(Losses)	31, 2020	31, 2020
Vital Farms, Inc.	$—	—	$57,736,749	$—	$—	$—	$(7,496,399)	$—	$50,240,350	1,985,000
Total	$—	—	$57,736,749	$—	$—	$—	$(7,496,399)	$—	$50,240,350	1,985,000

Eventide Gilead Fund

Investments no longer affiliated as of December 31, 2020

		Share					Net Increase/			Share
		Balance at				Dividends	Decrease in	Realized	Market Value	Balance at
	Market Value at	June 30,		Sales		Credited to	Appreciation	Gains	at December	December
Description	June 30, 2020	2020	Purchases	Proceeds	Corporate Actions	Income	(Depreciation)	(Losses)	31, 2020	31, 2020
Pliant Therapeutics Series B [1]	$31,327,555	1,015,908	$—	$—	$(9,999,999)	$—	$(21,327,556)	$—	$—	—
Pliant Therapeutics Series C [1]	16,497,301	534,984	—	—	(6,999,999)	—	(9,497,302)	—	—	—
Total	$47,824,856	1,550,892	$—	$—	$(16,999,998)	$—	$(30,824,858)	$—	$—	—

	$47,824,856	1,550,892	$57,736,749	$—	$(16,999,998)	$—	$(38,321,257)	$—

1.	Reorganization of private investment to the publicly traded common stock.
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Eventide Healthcare & Life Sciences Fund

							Net Increase/
		Share Balance				Dividends	Decrease in	Realized	Market Value at	Share Balance at
	Market Value at	at June 30,			Corporate	Credited	Appreciation	Gains	December 31,	December 31,
Description	June 30, 2020	2020	Purchases	Sales Proceeds	Actions	to Income	(Depreciation)	(Losses)	2020	2020
Casma Therapeutics, Inc.	$—	—	$3,750,000	$—	$—	$—	$(187,500)	$—	$3,562,500	5,000,000
Chiasma, Inc.	5,186,320	964,000	9,971,812	—	—	—	(2,106,714)	—	13,051,418	3,000,326
ESSA Pharma, Inc.	8,196,066	1,391,522	1,950,000	—	—	—	9,308,140	—	19,454,206	1,716,522
Freeline Therapeutics Ltd. [1]	14,962,500	7,720,588	—	—	—	—	6,344,890	—	21,307,390	1,228,304
Goldfinch Biopharma, Inc. Series A	5,600,000	5,000,000	—	—	—	—	—	—	5,600,000	5,000,000
Goldfinch Biopharma, Inc. Series B	9,491,525	8,474,576	—	—	—	—	—	—	9,491,525	8,474,576
Kala Pharmaceuticals, Inc.	36,259,500	3,450,000	—	—	—	—	(12,868,500)	—	23,391,000	3,450,000
KalVista Pharmaceuticals, Inc.	20,328,000	1,680,000	—	—	—	—	11,575,200	—	31,903,200	1,680,000
Praxis Precision Medicines, Inc. Series C [1]	9,500,002	1,941,748	—	—	—	—	37,928,698	—	47,428,700	907,379
Praxis Precision Medicines, Inc. Series C1 [1]	—	—	11,999,999	(8)	—	—	39,694,725	—	51,694,716	988,994
Prometheus Biosciences, Inc. [2]	—	—	7,692,308	—	(702,262)	—	(349,095)	—	6,640,951	10,177,703
Prometheus Laboratories, Inc. [2]	—	—	—	—	702,262	—	(35,114)	—	667,148	1,017,770
Sutro Biopharma, Inc.	15,411,166	1,985,975	8,197,200	—	—	—	27,865,501	—	51,473,867	2,370,975
TOTAL	$124,935,079	$32,608,409	$43,561,319	$(8)	$—	$—	$117,170,231	$—	$285,666,621	45,012,549

Eventide Healthcare & Life Sciences Fund

Investments no longer affiliated as of December 31, 2020

							Net Increase/
		Share Balance				Dividends	Decrease in	Realized	Market Value at	Share Balance at
	Market Value at	at June 30,			Corporate	Credited	Appreciation	Gains	December 31,	December 31,
Description	June 30, 2020	2020	Purchases	Sales Proceeds	Actions	to Income	(Depreciation)	(Losses)	2020	2020
Satsuma Pharmaceuticals, Inc. [1]	$28,282,066	983,382	$—	$(11,374,999)	$—	$—	$(16,907,067)	$—	$—	—
Total	$28,282,066	983,382	$—	$(11,374,999)	$—	$—	$(16,907,067)	$—	$—	—

	$153,217,145	33,591,791	$43,561,319	$(11,375,007)	$—	$—	$100,263,164	$—

1.	Reverse stock split.

2.	Spin-Off.
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(6)	INVESTMENT IN RESTRICTED SECURITIES

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. Each Fund may invest in restricted securities that are consistent with the Fund’s investment objectives and investment strategies. The Funds will not invest in a restricted security if, immediately after and as a result of the investment in such security, more than 15% of a Fund’s net assets would be invested in illiquid securities. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Funds or in connection with another registered offering of the securities. Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material.

As of December 31, 2020, the Eventide Gilead Fund and Eventide Healthcare & Life Sciences Fund were invested in the following restricted securities:

Eventide Gilead Fund

Security	Initial Acquisition Date	Shares	Cost	Value	% of Net Assets
Beta Bionic Series B/B2	8/31/18	179,406	$27,400,031	$27,269,712	0.6%
Entasis Therapeutics Holdings, Inc.	3/29/16	590,602	8,591,860	1,385,848	0.0%
Peloton Therapeutics, Inc. - CVR	2/14/19	3,982,940	—	3,424,532	0.1%
Praxis Precision Medicines, Inc. Series C	4/15/20	907,378	9,999,993	47,428,648	1.1%
Praxis Precision Medicines, Inc. Series C1	7/24/20	659,330	8,000,001	34,463,179	0.8%

Eventide Healthcare & Life Sciences Fund

Security	Initial Acquisition Date	Shares	Cost	Value	% of Net Assets
Annexon, Inc.	6/30/20	798,111	$9,999,999	$18,977,883	0.8%
Beta Bionic Series B	8/31/18	122,828	19,000,015	18,669,856	0.8%
Casma Therapeutics, Inc.	8/26/20	5,000,000	3,750,000	3,562,500	0.2%
Cullinan Oncology, LLC	12/16/20	5,076,142	10,000,000	9,500,000	0.4%
DiCE Molecules Series C	12/18/20	2,570,925	6,666,666	6,333,332	0.3%
Entasis Therapeutics Holdings, Inc.	3/29/16	288,939	3,151,248	677,995	0.0%
Freeline Therapeutics Ltd.	6/29/20	1,228,304	15,750,000	21,307,390	0.9%
Goldfinch Biopharma, Inc. Series A	3/15/19	5,000,000	5,000,000	5,600,000	0.2%
Goldfinch Biopharma, Inc. Series B	6/29/20	8,474,576	10,000,000	9,491,525	0.4%
Peloton Therapeutics, Inc. - CVR	2/14/19	1,528,871	—	1,314,523	0.1%
Praxis Precision Medicines, Inc. Series C	11/15/19	907,379	10,000,002	47,428,700	2.1%
Praxis Precision Medicines, Inc. Series C1	7/24/20	988,994	11,999,991	51,694,716	2.3%
Prometheus Biosciences, Inc.	10/30/20	10,177,703	6,990,046	6,640,951	0.3%
Prometheus Laboratories, Inc.	12/31/20	1,017,770	702,262	667,148	0.0%
Talaris Therapeutics Series B	9/22/20	3,804,347	6,999,998	6,649,999	0.3%
VectivBio A.G. Series A-2	9/25/20	6,082,133	7,000,000	6,650,204	0.3%

(7)	PORTFOLIO CONCENTRATION RISK

The Eventide Healthcare & Life Sciences Fund invests primarily in equity and equity-related securities of companies in the healthcare and life sciences sectors that derive or are expected to derive 50% or more of their revenue from healthcare and life science products and services including, but not limited to, biotechnology, pharmaceuticals, diagnostics, life science tools, medical devices, healthcare information technology, healthcare services, synthetic biology, agricultural and environmental management, and pharmaceutical manufacturing

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products and services. Because of its focus on healthcare and life science companies, the Eventide Healthcare & Life Sciences Fund’s investment performance will be closely tied to many factors which affect those companies. As a result, the Eventide Healthcare & Life Sciences Fund’s net asset value is more likely to have greater fluctuations than that of a fund which invests in other industries.

(8)	OPTIONS RISK

There are risks associated with the sale and purchase of call and put options. The seller (writer) of a call option which is covered (e.g., the writer holds the underlying security) assumes the risk of a decline in the market price of an underlying security below the purchase price of an underlying security less the premium received, and gives up the opportunity for gain on the underlying security above the exercise price of the option. The seller of an uncovered call option assumes the risk of a theoretical unlimited increase in the market price of an underlying security above the exercise price of the option. The securities necessary to satisfy the exercise of the call option may be unavailable for purchase except at much higher prices. Purchasing securities to satisfy the exercise of the call option can itself cause the price of securities to rise further, sometimes by a significant amount, thereby exacerbating the loss. The buyer of a call option assumes the risk of losing its entire premium invested in the call option. The seller (writer) of a put option which is covered (e.g., the writer has a short position in the underlying security) assumes the risk of an increase in the market price of the underlying security above the sales price (in establishing the short position) of the underlying security plus the premium received, and gives up the opportunity for gain on the underlying security below the exercise price of the option. The seller of an uncovered put option assumes the risk of a decline in the market price of the underlying security below the exercise price of the option. The buyer of a put option assumes the risk of losing his entire premium invested in the put option.

(9)	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of December 31, 2020, Charles Schwab & Co, Inc. Special Custody Account for the Exclusive Benefit of Customers held 88.91% and 32.70% of the Eventide Core Bond Fund and Eventide Limited-Term Bond Fund, respectively. As of December 31, 2020, TD Ameritrade, Inc. Special Custody Account for the Exclusive Benefit of Customers held 28.21% and 28.92% of the Eventide Dividend Opportunities Fund and Eventide Exponential Technologies Fund, respectively.

(10)	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

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Eventide Exponential Technologies Fund
Eventide Core Bond Fund

Consideration and Approval of Management Agreements between Mutual Fund Series Trust and Eventide Asset Management, LLC with respect to the Eventide Exponential Technologies Fund and the Eventide Core Bond Fund

At a meeting held on May 6, 2020, the Board of Trustees (the “Board” ) of Mutual Fund Series Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, discussed the approval of an advisory agreement between the Trust and Eventide Asset Management, LLC (“Eventide”) with respect to Eventide Exponential Technologies Fund (“Eventide ET”) and a management agreement between the Trust and Eventide with respect to the Eventide Core Bond Fund ( “Eventide CB”) (each agreement a “Management Agreement” and together, the “Management Agreements”)

The Board was assisted by legal counsel throughout the review process. The Board relied upon the advice of legal counsel and its own business judgment in determining the material factors to be considered in evaluating each Advisory Agreement and the weight to be given to each factor considered. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to approval of the Management Agreements. In connection with its deliberations regarding the approval of each Management Agreement, the Board reviewed materials prepared by Eventide.

Eventide Exponential Technologies Fund

Nature, Extent and Quality of Services. The Board considered its significant experience with Eventide as the advisor to several other series of the Trust, and its strong working relationship with Eventide and its personnel. The Board remarked that Eventide’s portfolio management team would combine its investment experience in the information technology sector with proprietary research provided by research partners and industry experts to identify investment opportunities. It noted that Eventide would review Eventide ET’s portfolio on a regular basis and would monitor Eventide ET’s investment limitations daily through an automated compliance script. The Board noted that Eventide would review Eventide ET’s holdings for consistency with Eventide ET’s ethical screens through Eventide’s Edify system. The Board observed that Eventide directed trades to broker-dealers with an eye toward obtaining best execution in terms of share price, quality of service and commissions. The Board remarked that Eventide did not report any material litigation or administrative actions involving Eventide or any Eventide affiliate and had no pending regulatory examinations or investigations. The Board recognized that Eventide maintained adequate insurance coverage. After discussion, the Board concluded that Eventide had the potential to provide high quality services to Eventide ET and its shareholders.

Performance. The Board noted that Eventide had demonstrated, as evidenced by the other series of the Trust it managed, that it had the ability to successfully manage Eventide ET and ensure compliance with portfolio restrictions and limitations. The Board reviewed the performance of a mutual fund sleeve managed by Eventide ET’s proposed portfolio manager which had outperformed its benchmark over 1- and 3-year periods. The Board

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determined that Eventide’s track record of managing mutual funds gave the Board confidence that Eventide would provide value to shareholders as advisor to Eventide ET.

Fees and Expenses. The Board noted that the 1.10% advisory fee for Eventide ET was higher than the medians and averages of its peer group and Morningstar category, but lower than the peer group and Morningstar category highs of 1.25%. The Board discussed that the 1.68% net expense ratio for Eventide ET was higher than the medians and averages of its peer group and Morningstar category, but lower than the peer group and Morningstar category high of 2.08%. The Board acknowledged Eventide’s robust discussion of the reasonableness of its fee, including the level of expertise and skill required to manage a fund like Eventide ET and Eventide’s highly differentiated values-base screen process. The Board concluded that the proposed advisory fee for Eventide ET was not unreasonable.

Profitability. The Board reviewed a profitability analysis provided by Eventide and noted that it anticipated a loss in connection with its relationship with Eventide ET during the first two years of the Management Agreement. After discussion, the Board agreed that excessive profitability was not an issue for Eventide ET at this time.

Economies of Scale. The Board considered whether there would be economies of scale with respect to the management of Eventide ET, and noted that Eventide was not inclined to offer fee concessions at this time due in part to the high (and continuously increasing) costs of sponsoring mutual funds as well as the business and financial risks assumed by Eventide when managing a mutual fund. The Board noted material economies were not anticipated to be reached during the initial period of the Management Agreement and agreed that the matter of economies of scale would be revisited as Eventide ET’s size materially increased.

Conclusion. Having requested and received such information from Eventide as the Board believed to be reasonably necessary to evaluate the terms of the Management Agreement, and as assisted by the advice of counsel, the Board concluded that the fee structure for Eventide ET was reasonable and that approval of the Management Agreement was in the best interests of Eventide ET and its future shareholders.

Eventide Core Bond Fund

Nature, Extent and Quality of Services. The Board considered its significant experience with Eventide as the advisor to several other series of the Trust, and its strong working relationship with Eventide and its personnel. The Board remarked that Eventide’s continued to invest in quality personnel to enhance its advisory services by hiring additional research analysts and additional support for its compliance department, including a compliance director. It noted that Eventide would monitor Eventide CB’s sub-advisor and review Eventide CB’s portfolio on a regular basis. The Board remarked that Eventide would review Eventide CB’s investment limitations daily through an automated compliance script. The Board noted that Eventide would monitor Eventide CB’s holdings for consistency with Eventide CB’s ethical screens through Eventide’s Edify system. The Board observed that Eventide would delegate responsibility for broker-dealer selection to the sub-advisor. The Board remarked that Eventide did not report any material litigation or administrative actions involving Eventide or any Eventide affiliate and had no pending regulatory examinations or investigations. The Board recognized that Eventide maintained adequate insurance coverage. After discussion, the Board concluded that Eventide had the potential to provide high quality services to Eventide CB and its shareholders.

Performance. The Board noted that Eventide and the sub-advisor would share primary responsibility for the day-to-day management of Eventide CB’s portfolio. The Board noted that Eventide had demonstrated, as evidenced by the other series of the Trust it managed, that it had the ability to successfully manage and oversee sub-advisors

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ensuring compliance with portfolio restrictions and limitations. The Board further noted that Eventide’s track record of managing mutual funds gave the Board confidence that Eventide would provide value to shareholders as advisor to Eventide CB.

Fees and Expenses. The Board noted that the 0.36% advisory fee for Eventide CB was on par with the average of its peer group and median of the Morningstar category. It discussed that the 0.73% net expense ratio for Eventide CB was lower than the median and average of the peer group and well-below the high of the Morningstar category high. The Board concluded that the proposed advisory fee for Eventide CB was not unreasonable.

Profitability. The Board reviewed a profitability analysis provided by Eventide and noted that it anticipated a loss in connection with its relationship with Eventide CB during year one of the Management Agreement and a modest profit in year two. After discussion, the Board agreed that excessive profitability was not an issue for Eventide CB at this time.

Economies of Scale. The Board considered whether there would be economies of scale with respect to the management of Eventide CB, and noted that Eventide was not inclined to offer fee concessions at this time due in part to the high (and continuously increasing) costs of sponsoring mutual funds as well as the business and financial risks assumed by Eventide when managing a mutual fund. The Board noted material economies were not anticipated to be reached during the initial period of the Management Agreement and agreed that the matter of economies of scale would be revisited as Eventide CB’s size materially increased.

Conclusion. Having requested and received such information from Eventide as the Board believed to be reasonably necessary to evaluate the terms of the Management Agreement, and as assisted by the advice of counsel, the Board concluded that the fee structure for Eventide CB was reasonable and that approval of the Management Agreement was in the best interests of Eventide CB and its future shareholders.

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Eventide Core Bond Fund

Consideration and Approval of a Sub-Advisory Agreement between Eventide Asset Management, LLC and Boyd Watterson Asset Management with respect to the Eventide Core Bond Fund

At a meeting held on May 6, 2020, the Board of Trustees (the “Board”) of Mutual Fund Series Trust, including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, discussed the approval of a sub-advisory agreement (the “Sub-Advisory Agreement”) between Eventide Asset Management, LLC (“Eventide”) and Boyd Watterson Asset Management (“BWAM”) with respect to the Eventide Core Bond Fund (“Eventide CB”).

The Board was assisted by legal counsel throughout the review process. The Board relied upon the advice of legal counsel and its own business judgment in determining the material factors to be considered in evaluating the Sub-Advisory Agreement and the weight to be given to each factor considered. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to approval of the Sub-Advisory Agreement. In connection with its deliberations regarding the approval of the Sub-Advisory Agreement, the Board reviewed materials prepared by BWAM.

Nature, Extent and Quality of Services. The Board recognized that BWAM was a reputable investment advisor with significant assets under management. The Board expressed familiarity and experience with BWAM as the sub-advisor to another fund in the Trust. The Board discussed that BWAM would conduct research throughout the investment process. The Board remarked that BWAM would apply quantitative and qualitative measures to identify, measure and manage portfolio risk and use a comprehensive, risk-management system provided by Interactive Data Corporation. The Board observed that BWAM’s proprietary information technology system would monitor compliance with Eventide CB’s investment limitations. The Board noted that BWAM chose broker-dealers on the basis of best execution. The Board acknowledged that BWAM reported no material compliance issues in the past 36 months and had adequate errors and omission insurance coverage in place. The Board agreed that BWAM had the experience and resources necessary to provide quality services to Eventide CB.

Performance. The Board reviewed the performance information presented by BWAM. The Board noted that a fund managed by BWAM with a comparable strategy to Eventide CB outperformed the Bloomberg Barclays Aggregate Index over the 1-year, 3-year, 5-year and 10-year periods. The Board agreed that BWAM had the potential to provide reasonable returns to Eventide CB’s future shareholders.

Fees and Expenses. The Board discussed BWAM’s proposed sub-advisory fee schedule for Eventide CB, including the levels at which breakpoints reduce the fee. The Board reviewed the allocation of fees between the Eventide and BWAM relative to their respective duties and other factors and agreed the allocation for Eventide CB was appropriate. After further discussion, the Board concluded that the sub-advisory fee to be charged with respect to Eventide CB was not unreasonable and the sub-advisory fee, in relation to the total advisory fee, was not unreasonable.

Profitability. The Board reviewed a profitability analysis provided by BWAM and noted that it anticipated realizing a modest profit in connection with its relationship with Eventide CB during the first and second year of the Sub-Advisory Agreement. After further discussion, the Board agreed that the projected profits were not excessive.

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Economies of Scale. The Board considered whether there would be economies of scale with respect to BWAM’s management of Eventide CB. The Board agreed that this was primarily an advisor-level issue and should be considered with respect to the overall management agreement, taking into consideration the impact of the sub-advisory expense, including the breakpoints. The Board acknowledged the benefit of the breakpoints in the sub-adviser fee to Eventide.

Conclusion. Having requested and received such information from BWAM as the Board believed to be reasonably necessary to evaluate the terms of the Sub-Advisory Agreement, and as assisted by the advice of counsel, the Board concluded that the fee structure was reasonable and that approval of the Sub-Advisory Agreement was in the best interests of the future shareholders of Eventide CB.

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Eventide Limited-Term Bond Fund

Consideration and Renewal of Management Agreement between Mutual Fund Series Trust and Eventide Asset Management, LLC with respect to the Eventide Limited Term Bond Fund

At a meeting held on November 30, 2020, the Board of Trustees (the “Board” ) of Mutual Fund Series Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of a management agreement between the Trust and Eventide Asset Management, LLC (“Eventide”) with respect to Eventide Limited Term Bond Fund (“Eventide LTB”) the (“Management Agreement”)

The Board was assisted by legal counsel throughout the review process. The Board relied upon the advice of legal counsel and its own business judgment in determining the material factors to be considered in evaluating the Management Agreement and the weight to be given to each factor considered. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the renewal of the Management Agreement. In connection with its deliberations regarding the approval of the Management Agreement, the Board reviewed materials prepared by Eventide.

Nature, Extent and Quality of Services. The Board confirmed its familiarity with Eventide’s service team from its experience working with Eventide. The Board reviewed Eventide’s management team, noting that Eventide continued to invest in personnel and acquire additional human resources to support its business. The Board recognized that Eventide was effective in monitoring compliance with Eventide LTB’s investment limitations and providing ethical screening services for Eventide LTB through its proprietary screening system and had demonstrated the ability to effectively oversee a sub-adviser, providing daily review of the portfolio. The Board acknowledged that Eventide used a third-party proxy voting firm to vote proxies on behalf of Eventide LTB. The Board observed that Eventide reported no SEC, FINRA, CFTC or other regulatory examinations since the Management Agreement’s approval, nor any material litigation or administrative action involving Eventide or its affiliates. The Board agreed that Eventide’s team members had demonstrated a strong, collaborative working relationship with the Trust. The Board concluded that the services provided by Eventide to Eventide LTB were in line with the Board’s expectations.

Performance. The Board recalled that Eventide LTB acquired the assets of its predecessor fund in December 2018 and focused its review on Eventide LTB’s performance since that date. The Board noted that Eventide LTB outperformed its peer group, Morningstar category and the Bloomberg Barclays 1-5 Year Government/Credit Index for the 1-year period. The Board noted that Eventide attributed Eventide LTB’s performance to its overweight and security selection in corporate and agency bonds and mortgage-backed security passthroughs. The Board concluded that Eventide LTB’s performance was acceptable.

Fees and Expenses. The Board commented that Eventide LTB’s advisory fee was below the average and median of its peer group and Morningstar category. The considered the cost of the sub-advisory services and the allocation of duties among the adviser and sub-adviser. The Board remarked that Eventide LTB’s net expense ratio was lower than the average of the peer group, and slightly higher than the other metrics. The Board concluded that the advisory fee for Eventide LTB was not unreasonable.

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Profitability. The Board discussed Eventide’s profitability from its relationship with Eventide LTB based on the information that Eventide provided. The Board noted that Eventide was managing Eventide LTB at a loss and therefore concluded that excessive profitability of Eventide with respect to Eventide LTB was not an issue at this time.

Economies of Scale. The Board noted that the Management Agreement with respect to Eventide LTB did not contain breakpoints reducing the fee rate on assets above specified levels, but that shareholders had benefitted from Eventide LTB’s expense cap and economies of scale from being in a family of funds. The Board agreed that breakpoints may be an appropriate way for Eventide to share economies of scale with Eventide LTB if it experienced a significant growth in assets. The Board discussed the breakpoints on the fee schedule of the sub-advisor to Eventide LTB and how such breakpoints could benefit Eventide. The Board agreed to revisit the issue of breakpoints at the Management Agreement’s next renewal.

Conclusion. Having requested and received such information from Eventide as the Board believed to be reasonably necessary to evaluate the terms of the Management Agreement with Eventide, and as assisted by the advice and guidance of counsel, the Board concluded that renewal of the Management Agreement was in the best interests of Eventide LTB and its shareholders.

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Eventide Limited-Term Bond Fund

Consideration and Approval of a Sub-Advisory Agreement between Eventide Asset Management, LLC and Boyd Watterson Asset Management with respect to the Eventide Limited Term Bond Fund

At a meeting held on May 6, 2020, the Board of Trustees (the “Board”) of Mutual Fund Series Trust, including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, discussed the approval of a sub-advisory agreement (the “Sub-Advisory Agreement”) between Eventide Asset Management, LLC (“Eventide”) and Boyd Watterson Asset Management (“BWAM”) with respect to the Eventide Limited Term Bond Fund ( “Eventide LTB”).

The Board was assisted by legal counsel throughout the review process. The Board relied upon the advice of legal counsel and its own business judgment in determining the material factors to be considered in evaluating the Sub-Advisory Agreement and the weight to be given to each factor considered. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to approval of the Sub-Advisory Agreement. In connection with its deliberations regarding the approval of the Sub-Advisory Agreement, the Board reviewed materials prepared by BWAM.

Nature, Extent and Quality of Services. The Board recognized that BWAM was a reputable investment advisor with significant assets under management. The Board expressed familiarity and experience with BWAM as the sub-advisor to another fund in the Trust. The Board discussed that BWAM would conduct research throughout the investment process. The Board remarked that BWAM would apply quantitative and qualitative measures to identify, measure and manage portfolio risk and use a comprehensive, risk-management system provided by Interactive Data Corporation. The Board observed that BWAM’s proprietary information technology system would monitor compliance with Eventide LTB’s investment limitations. The Board noted that BWAM chose broker-dealers on the basis of best execution. The Board acknowledged that BWAM reported no material compliance issues in the past 36 months and had adequate errors and omission insurance coverage in place. The Board agreed that BWAM had the experience and resources necessary to provide quality services to Eventide LTB.

Performance. The Board reviewed the performance information presented by BWAM. The Board noted that a fund managed by BWAM with a comparable strategy to Eventide LTB outperformed the Barclays 1-5 Year Government Credit Index over the 1-year, 3-year, 5-year and 10-year periods. The Board agreed that BWAM had the potential to provide reasonable returns to Eventide LTB’s shareholders.

Fees and Expenses. The Board discussed BWAM’s proposed sub-advisory fee schedule for Eventide LTB, including the levels at which breakpoints reduce the fee, and how the proposed fees and breakpoints differed from the current fee schedule. The Board reviewed the allocation of fees between the advisor and BWAM relative to their respective duties and other factors, and agreed the allocation for Eventide LTB was appropriate. After further discussion, the Board concluded that the sub-advisory fee to be charged with respect to Eventide LTB was not unreasonable and the sub-advisory fee, in relation to the total advisory fee, was not unreasonable.

Profitability. The Board reviewed a profitability analysis provided by BWAM and noted that it anticipated realizing a reasonable profit in connection with its relationship with Eventide LTB during the first and second year of the sub-advisory agreement. After further discussion, the Board agreed that the projected profits were not excessive.

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Economies of Scale. The Board considered whether there would be economies of scale with respect to BWAM’s management of Eventide LTB. The Board agreed that this was primarily an advisor-level issue and should be considered with respect to the overall management agreement, taking into consideration the impact of the sub-advisory expense, including the breakpoint at the fund family level.

Conclusion. Having requested and received such information from the sub-advisor as the Board believed to be reasonably necessary to evaluate the terms of the sub-advisory agreement, and as assisted by the advice of counsel, the Board concluded that the fee structure was reasonable and that approval of the sub-advisory agreement was in the best interests of the future shareholders of Eventide LTB.

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Eventide Funds
Expense Examples (Unaudited)	December 31, 2020

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A shares; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example for Eventide Core Bond Fund is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 31, 2020 through December 31, 2020.

The example for Eventide Exponential Technologies Fund, Eventide Global Dividend Opportunities Fund, Eventide Gilead Fund, Eventide Healthcare & Life Sciences Fund, Eventide Limited-Term Bond Fund and Eventide Multi-Asset Income Fund is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2020 through December 31, 2020.

Actual Expenses

The “Actual” columns in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” columns in the table below provide information about hypothetical account values and hypothetical expenses based on the Eventide Core Bond Fund’s, Eventide Exponential Technologies Fund’s, Eventide Global Dividend Opportunities Fund’s, Eventide Gilead Fund’s, Eventide Healthcare & Life Sciences Fund’s, Eventide Limited-Term Bond Fund’s and Eventide Multi-Asset Income Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

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Hypothetical Example for Comparison Purposes

					Hypothetical
		Actual			(5% return before expenses)
		Beginning	Ending	Expenses	Beginning	Ending	Expenses
	Funds’ Annualized	Account Value	Account Value	Paid During	Account Value	Account Value	Paid During
	Expense Ratio	7/31/20	12/31/20	Period [1]	7/1/20	12/31/20	Period [2]
Eventide Core Bond Fund - Class N	0.77%	$1,000.00	$996.40	$3.22	$1,000.00	$1,021.32	$3.92
Eventide Core Bond Fund – Class A	0.82%	1,000.00	996.50	4.13	1,000.00	1,021.07	4.18
Eventide Core Bond Fund – Class C	1.57%	1,000.00	994.20	6.56	1,000.00	1,017.29	7.98
Eventide Core Bond Fund – Class I	0.57%	1,000.00	997.10	2.38	1,000.00	1,022.34	2.90

1.	Expenses are equal to the average account value over the period, multiplied by the Funds’ annualized expense ratio, multiplied by the number of days in the period (153) divided by the number of days in the fiscal year (365).

2.	Expenses are equal to the average account value over the period, multiplied by the Funds’ annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (365).

Hypothetical Example for Comparison Purposes

					Hypothetical
		Actual			(5% return before expenses)
		Beginning	Ending	Expenses	Beginning	Ending
	Funds’ Annualized	Account Value	Account Value	Paid During	Account Value	Account Value
	Expense Ratio	7/1/20	12/31/20	Period[1]	7/1/20	12/31/20
Eventide Dividend Opportunities Fund - Class N	1.15%	$1,000.00	$1,272.80	$6.59	$1,019.41	$5.85
Eventide Dividend Opportunities Fund – Class A	1.20%	1,000.00	1,272.90	6.87	1,019.16	6.11
Eventide Dividend Opportunities Fund – Class C	1.95%	1,000.00	1,267.10	11.14	1,015.38	9.91
Eventide Dividend Opportunities Fund – Class I	0.95%	1,000.00	1,274.30	5.45	1,020.42	4.84
Eventide Exponential Technologies Fund - Class N	1.63%	1,000.00	1,579.70	10.60	1,016.99	8.29
Eventide Exponential Technologies Fund – Class A	1.68%	1,000.00	1,579.70	10.92	1,016.74	8.54
Eventide Exponential Technologies Fund – Class C	2.43%	1,000.00	1,575.70	15.78	1,012.96	12.33
Eventide Exponential Technologies Fund – Class I	1.43%	1,000.00	1,581.70	9.31	1,018.00	7.27
Eventide Gilead Fund – Class N	1.31%	1,000.00	1,349.80	7.75	1,018.61	6.66
Eventide Gilead Fund – Class A	1.36%	1,000.00	1,349.70	8.05	1,018.36	6.91
Eventide Gilead Fund – Class C	2.11%	1,000.00	1,344.30	12.47	1,014.57	10.71
Eventide Gilead Fund – Class I	1.11%	1,000.00	1,351.50	6.57	1,019.62	5.64
Eventide Healthcare & Life Sciences Fund – Class N	1.45%	1,000.00	1,302.60	8.43	1,017.88	7.39
Eventide Healthcare & Life Sciences Fund – Class A	1.50%	1,000.00	1,301.90	8.72	1,017.63	7.64
Eventide Healthcare & Life Sciences Fund – Class C	2.25%	1,000.00	1,297.10	13.04	1,013.86	11.43
Eventide Healthcare & Life Sciences Fund – Class I	1.25%	1,000.00	1,303.80	7.27	1,018.89	6.37
Eventide Limited-Term Bond Fund – Class N	0.75%	1,000.00	1,010.30	3.80	1,021.42	3.82
Eventide Limited-Term Bond Fund – Class A	0.80%	1,000.00	1,010.10	4.05	1,021.17	4.08
Eventide Limited-Term Bond Fund – Class C	1.55%	1,000.00	1,006.50	7.84	1,017.39	7.88
Eventide Limited-Term Bond Fund – Class I	0.55%	1,000.00	1,010.90	2.79	1,022.43	2.80
Eventide Multi-Asset Income Fund – Class N	1.02%	1,000.00	1,172.90	5.59	1,020.06	5.19
Eventide Multi-Asset Income Fund – Class A	1.07%	1,000.00	1,172.70	5.86	1,019.81	5.45
Eventide Multi-Asset Income Fund – Class C	1.82%	1,000.00	1,168.10	9.95	1,016.03	9.25
Eventide Multi-Asset Income Fund – Class I	0.82%	1,000.00	1,173.90	4.49	1,021.07	4.18

1.	Expenses are equal to the average account value over the period, multiplied by the Funds’ annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (365).
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Eventide Funds
Additional Information (Unaudited)	December 31, 2020

Reference is made to the Prospectus and the Statement of Additional Information for more detailed descriptions of the Management Agreement, Services Agreement and Distribution and/or Service (12b-1) Plan, tax aspects of each Fund and the calculation of the net asset value of shares of each Fund.

Funds file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-877-771-3836.

Information regarding how each Fund voted proxies relating to portfolio securities during the twelve month period ended June 30 as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-877-771-3836; and on the Commission’s website at http://www.sec.gov

E V E N T I D E	114

S E M I - A N N U A L R E P O R T	December 31, 2020
Eventide Funds
Supplemental Information (Unaudited)	December 31, 2020

The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act. The program is reasonably designed to assess and manage the Funds’ liquidity risk, taking into consideration, among other factors, the Funds’ investment strategies and the liquidity of their portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.

During the six months ended December 31, 2020, the Board and the Trust’s Liquidity Risk Management Program Committee (the “Committee”) reviewed the Funds’ investments and they determined that the Funds held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Board and Committee concluded that (i) the Funds’ liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Funds’ liquidity risk management program has been effectively implemented.

E V E N T I D E	115

S E M I - A N N U A L R E P O R T	December 31, 2020
Privacy Notice
Mutual Fund Series Trust Revised July 2017	1 of 2

FACTS	WHAT DOES MUTUAL FUND SERIES TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

■         Social Security number and wire transfer instructions

■         account transactions and transaction history

■         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Mutual Fund Series Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Mutual Fund Series Trust share information?	Can you limit this sharing?

For our everyday business purposes such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO

For our marketing purposes to offer our products and services to you.	NO	We don’t share

For joint marketing with other financial companies.	NO	We don’t share

For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share

For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share

For our affiliates to market to you	NO	We don’t share

For non-affiliates to market to you	NO	We don’t share
E V E N T I D E	116

S E M I - A N N U A L R E P O R T	December 31, 2020
Privacy Notice
Mutual Fund Series Trust Revised July 2017	2 of 2

What we do:
How does Mutual Fund Series Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Mutual Fund Series Trust collect my personal information?

We collect your personal information, for example, when you

■     open an account or deposit money

■     direct us to buy securities or direct us to sell your securities

■     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

■     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

■     affiliates from using your information to market to you.

■     sharing for non-affiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies. ■ Mutual Fund Series Trust does not share with affiliates.

Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ■ Mutual Fund Series Trust doesn’t share with non-affiliates so they can market to you.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Mutual Fund Series Trust doesn’t jointly market.

QUESTIONS?	Call 1-844-223-8637

E V E N T I D E	117

S E M I - A N N U A L R E P O R T	December 31, 2020
MUTUAL FUND SERIES TRUST
4221 North 203rd Street, Suite 100
Elkhorn, NE 68022

MANAGER
Eventide Asset Management, LLC
One International Place
Suite 4210
Boston, MA 02110

ADMINISTRATOR
Gemini Fund Services, LLC
4221 North 203rd Street, Suite 100
Elkhorn, NE 68022

TRANSFER AGENT
Gemini Fund Services, LLC
4221 North 203rd Street, Suite 100
Elkhorn, NE 68022

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BBD, LLP
1835 Market Street
3rd Floor
Philadelphia, PA 19103

LEGAL COUNSEL
Thompson Hine LLP
41 South High Street
Suite 1700
Columbus, OH 43215

CUSTODIAN BANK
U.S. Bank
1555 N. Rivercenter Drive.
Suite 302
Milwaukee, WI 53212

E V E N T I D E	118

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable to open-end investment companies.

Item 9. Submission of Matters to a Vote of Security Holder. None.

Item 10. Submission of Matters to a Vote of Security Holder. None.

Item 11. Controls and Procedures.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities For Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 13. Exhibits

Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual Fund Series Trust

By Jerry Szilagyi	/s/ Jerry Szilagyi
President,
Date: 3/10/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Jerry Szilagyi	/s/ Jerry Szilagyi ___________
President
Date: 3/10/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Erik Naviloff	/s/ Erik Naviloff_____________
Treasurer
Date: 3/10/2021